PRESIDENT'S MESSAGE

Dear Fellow Shareholder:

I am pleased to present the Semi-Annual Report for Federated American Leaders Fund II, a portfolio of Federated Insurance Series.

This report covers the six-month period from January 1, 1998 through June 30, 1998. It begins with a commentary by the fund's portfolio manager, which is followed by a complete listing of the fund's stock holdings and the fund's financial statements.

At the end of the reporting period, the selected high-quality stocks included nearly 100 holdings that represent major industry groups and include leaders like Allstate, Anheuser-Busch, Bristol-Myers Squibb, General Motors, IBM, Mobil, and Wal-Mart.

For the six-month reporting period ended June 30, 1998, the fund achieved a total return of 14.96%* through income totaling $0.10 per share, capital gains totaling $1.25 per share, and a net asset value increase of $1.56. On June 30, 1998, its total net assets reached $395.9 million.

Thank you for participating in the long-term growth of American companies through Federated American Leaders Fund II. As always, we welcome your comments and suggestions.

Sincerely,

/s/ J. Christopher Donahue

J. Christopher Donahue
President
August 15, 1998

* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance information does not reflect the charges and expenses of a variable annuity or variable life insurance contract.

                               INVESTMENT REVIEW

The first six months of 1998 were a good period for shareholders as the fund had a total return of 14.96%.* Over the first six months of 1998, the stock market reacted to events in Asia. A financial crisis there last fall triggered concerns of a global economic slowdown. With economic uncertainty rising, U.S. interest rates fell, providing support for the stock market. When the aftershocks of the crisis failed to quickly slow the American economy, investors rushed to buy U.S. stocks. The U.S. market ended the first quarter of 1998 with a significant gain but was impeded in the spring by the effect of the Asian crisis on American exports. Late in the spring, stock investors increasingly focused their attention on a handful of large market capitalization growth companies. In fact, in the second quarter of this year, the largest 50 companies in the Standard & Poor's 500 Index** had an average total return of 8%, while the other 450 on average declined. This emphasis on large-cap growth stocks meant that value-oriented strategies generally lagged the market for the first six months of 1998. Such periods of underperformance by a value style happen from time to time despite time tested benefits of emphasizing value in security selection.

There currently are significant tailwinds pushing the stock market: ample liquidity driven by favorable demographics, low inflation and interest rates, increased productivity due to technology, and enormous free cash flow generation by corporate America. While these forces can justify current valuations on a backward looking basis, moving forward it is imperative that corporate earnings remain strong and inflation remains subdued for this bull market to continue. There is nothing on the near-term horizon to suggest that this cannot be accomplished, however one must recognize that the margin for error is quite small given the market's high valuation.

Our largest area of underperformance can be attributed to our tobacco exposure. Philip Morris, RJR and UST Inc. are three of the worst performing investments in your fund for the past six months. While the outcome of any government settlements as well as litigation remain unclear, we believe, with yields above U.S. Treasury bonds (in the case of RJR Nabisco and UST) and the lowest relative valuations to the market, we are being compensated for the current uncertainty. We have used this period of underperformance to increase our exposure to this group.

During the reporting period, the fund sold positions in such names as Dayton-Hudson, Tele-Communications, Inc., General Motors Corp, (Class H), and MCI Communications Corp. after they had achieved significant price appreciation and no longer appeared to be attractive based on our valuation disciplines.

These securities were replaced by securities of companies such as Dillards, Inc., Crown Cork & Seal Co., Inc., Electronic Data Systems Corp., and Motorola, Inc. These new positions were selected because they appear attractive based on our valuation disciplines, and we believe their long-term fundamentals are solid.

 * Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance information does not reflect the charges and expenses of a variable annuity or variable life insurance contract.

 ** The Standard & Poor's 500 Stock Index, a composite index of common stocks in industry, transportation, and financial and public utility companies, can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. This index is unmanaged and actual investments cannot be made in an index.

                            PORTFOLIO OF INVESTMENTS

                       Federated American Leaders Fund II

                           June 30, 1998 (unaudited)

         Shares                                              Value
 Common Stocks--99.0%
 Basic Industry--8.2%
        366,500  Archer-Daniels-Midland Co.               $ 7,100,938
        278,000  Barrick Gold Corp.                         5,334,125
         96,200  Consolidated Papers, Inc.                  2,621,450
        157,000  (a)Corn Products International, Inc.       5,318,375
         52,500  Crown Cork & Seal Co., Inc.                2,493,750
         32,000  Dow Chemical Co.                           3,094,000
         64,700  Nucor Corporation                          2,976,200
        112,000  Sherwin-Williams Co.                       3,710,000
                   Total                                   32,648,838
 Consumer Durables--2.9%
         51,000  Borg-Warner Automotive, Inc.               2,451,188
         70,000  Centex Corp.                               2,642,500
         55,000  Eastman Kodak Co.                          4,018,438
         33,500  General Motors Corp.                       2,238,219
Total                                                      11,350,345
Consumer Non-Durables--11.1%
        107,800  Anheuser-Busch Cos., Inc.                  5,086,813
         63,000  BestFoods                                  3,657,938
         89,000  Liz Claiborne, Inc.                        4,650,250
        125,500  Philip Morris Cos., Inc.                   4,941,563
         62,000  RJR Nabisco Holdings Corp.                 1,472,500
        134,800  (a)Reebok International Ltd.               3,732,275
         59,700  Sara Lee Corp.                             3,339,469
        124,000  Seagram Co. Ltd.                           5,076,250
        287,000  UST, Inc.                                  7,749,000
         52,000  Unilever N.V., ADR                         4,104,750
Total                                                      43,810,808
Energy Minerals--9.1%
         55,500  Amerada-Hess Corp.                         3,014,344
        149,000  Ashland, Inc.                              7,692,125
         49,000  Exxon Corp.                                3,494,313
         44,500  Mobil Corp.                                3,409,813
        158,400  Occidental Petroleum Corp.                $ 4,276,800
         48,500  Royal Dutch Petroleum Co., ADR              2,658,406
        137,500  Sun Co., Inc.                               5,336,719
         43,000  Texaco, Inc.                                2,566,563
         98,500  USX Corp.                                   3,379,781
Total                                                       35,828,864
 Finance--11.4%
         29,000  Allstate Corp.                              2,655,313
         62,000  Bear Stearns Cos., Inc.                     3,526,250
         81,000  Boston Properties, Inc.                     2,794,500
         91,500  CIGNA Corp.                                 6,313,500
         16,500  General RE Corp.                            4,182,750
        172,200  Green Tree Financial Corp.                  7,372,313
         45,000  MBIA Insurance Corporation                  3,369,375
         85,500  Marsh & McLennan Cos., Inc.                 5,167,406
         49,900  Morgan Stanley, Dean Witter, Discover & Co. 4,559,613
         54,000  Republic New York Corp.                     3,398,625
         74,000  (a)Security Capital Group, Inc.             1,970,250
Total                                                       45,309,895
                 Health Care--7.8%
         92,000  Abbott Laboratories                         3,760,500
         54,000  Bristol-Myers Squibb Co.                    6,206,625
         28,000  Merck & Co., Inc.                           3,745,000
        241,100  (a)Oxford Health Plans, Inc.                3,691,844
        161,500  (a)Perrigo Co.                              1,625,094
        180,000  Pharmacia & Upjohn, Inc.                    8,302,500
         59,000  United Healthcare Corp.                     3,746,500
Total                                                       31,078,063
                 Producer Manufacturing--5.7%
         54,200  Cincinnati Milacron, Inc.                   1,317,738
         68,500  Deere & Co.                                 3,621,938
         88,000  General Signal Corp.                        3,168,000
         99,500  ITT Industries, Inc.                        3,718,813
         72,500  Ingersoll-Rand Co.                          3,194,531
         63,700  Johnson Controls, Inc.                      3,642,844
         64,000  (a)Lexmark Intl. Group, Class A               $ 3,904,000
Total                                                           22,567,864
                 Retail Trade--7.0%
        187,000  American Stores Co.                             4,523,063
        140,500  Dillards, Inc., Class A                         5,821,969
        212,800  (a)K Mart Corp.                                 4,096,400
        232,400  (a)Toys `R' Us, Inc.                            5,475,925
        127,000  Wal-Mart Stores, Inc.                           7,715,250
Total                                                           27,632,607
Services--10.1%
         43,500  ABB AB, ADR                                     6,008,438
         82,098  Browning-Ferris Industries, Inc.                2,852,906
        291,000  News Corp. Ltd., ADR                            8,220,737
         20,500  News Corp. Ltd., ADR                              658,563
        145,500  Readers Digest Association, Inc., Class A       3,946,688
        177,500  (a)Tricon Global Restaurants, Inc.              5,624,531
         68,000  (a)Viacom, Inc., Class A                        3,978,000
         44,000  (a)Viacom, Inc., Class B                        2,563,000
        169,000  Waste Management, Inc.                          5,915,000
Total                                                           39,767,863
                 Technology--11.6%
        110,500  AMP, Inc.                                       3,798,438
        219,000  Electronic Data Systems Corp.                   8,760,000
        219,500  First Data Corp., Class                         7,312,094
         26,000  International Business Machines Corp.           2,985,125
         83,500  Motorola, Inc.                                  4,388,969
        310,500  (a)Novell, Inc.                                 3,958,875
         57,000  Raytheon Co., Class A                           3,284,625
        161,500  (a)Seagate Technology, Inc.                     3,845,719
        231,500  (a)Sequent Computer System, Inc.                2,792,469
        112,000  (a)Storage Technology Corp.                     4,858,000
Total                                                           45,984,314
                 Transportation--2.7%
        100,100  CNF Transportation, Inc.                        4,254,250


                                                      Shares or
                                                      Principal
                                                       Amount                                          Value
                    Common Stocks--continued
                    Transportation--continued
      68,500        Canadian National Railway                                                       $  3,639,063
      86,000        Ryder Systems, Inc.                                                                2,714,375
        Total                                                                                         10,607,688
                    Utilities--11.4%
      44,000        Coastal Corp.                                                                      3,071,750
      46,500        Columbia Energy Group                                                              2,586,563
      95,400        Consolidated Natural Gas Co.                                                       5,616,675
      162,500       Entergy Corp.                                                                      4,671,875
      59,000        GTE Corp.                                                                          3,281,875
      128,800       Houston Industries, Inc.                                                           3,976,700
      151,000       P G & E Corp.                                                                      4,765,938
      236,800       Peco Energy Co.                                                                    6,911,600
      103,500       Public Service Enterprises Group, Inc.                                             3,564,281
      83,600        SBC Communications, Inc.                                                           3,344,000
      73,000        U.S. West, Inc.                                                                    3,431,000
        Total                                                                                         45,222,257
          Total Common Stocks (identified cost $315,168,106)                                         391,809,406
                    (b)Repurchase Agreement--1.8%
      $7,245,000    BT Securities Corp., 5.87%, dated 6/30/1998, due 7/1/1998 (at amortized cost)      7,245,000
          Total Investments (identified cost $322,413,106)(c)                                       $399,054,406

(a) Non-income producing security.
(b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.
(c) The cost of investments for federal tax purposes amounts to $322,413,106. The net unrealized appreciation of investments on a federal tax basis amounts to $76,641,300 which is comprised of $87,219,706 appreciation and $10,578,406 depreciation at June 30, 1998.
Note:    The categories of investments are shown as a percentage of net assets
($395,921,105) at June 30, 1998.
The following acronyms are used throughout this portfolio:
ADR -- American Depositary Receipt
MBIA --Municipal Bond Investors Assurance

(See Notes which are an integral part of the Financial Statements)

                      STATEMENT OF ASSETS AND LIABILITIES

                       Federated American Leaders Fund II

                           June 30, 1998 (unaudited)

Assets:

Total investments in securities, at value (identified and tax cost $322,413,106)                   $399,054,406
Cash                                                                                                      3,577
Income receivable                                                                                       479,373
Receivable for investments sold                                                                         738,256
Deferred organizational costs                                                                             8,042
 Total assets                                                                                       400,283,654
Liabilities:
Payable for investments purchased                                                   $  4,322,675
Payable for taxes withheld                                                                 1,706
Accrued expenses                                                                          38,168
 Total liabilities                                                                     4,362,549
Net Assets for 18,688,393 shares outstanding                                        $395,921,105
Net Assets Consist of:
Paid in capital                                                                                   $295,201,233
Net unrealized appreciation of investments                                                          76,641,300
Accumulated net realized gain on investments                                                        22,332,816
Undistributed net investment income                                                                  1,745,756
 Total Net Assets                                                                                 $395,921,105
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$395,921,105/18,688,393 shares outstanding                                                              $21.19

(See Notes which are an integral part of the Financial Statements)


                            STATEMENT OF OPERATIONS

                       Federated American Leaders Fund II

                   Six Months Ended June 30, 1998 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $45,980)                      $3,147,998
Interest                                                                     132,168
 Total income                                                              3,280,166
Expenses:
Investment advisory fee                                     $1,310,737
Administrative personnel and services fee                      131,773
Custodian fees                                                   9,095
Transfer and dividend disbursing agent fees and expenses        11,891
Trustees' fees                                                   1,474
Auditing fees                                                    6,409
Legal fees                                                       2,973
Portfolio accounting fees                                       49,766
Share registration costs                                         9,152
Printing and postage                                            21,444
Insurance premiums                                               1,831
Miscellaneous                                                    8,184
 Total expenses                                              1,564,729
Waivers--
Waiver of investment advisory fee                             (29,986)
   Net expenses                                                          1,534,743
     Net investment income                                               1,745,423
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments                                        22,376,759
Net change in unrealized appreciation of investments                    23,267,480
 Net realized and unrealized gain on investments                        45,644,239
   Change in net assets resulting from operations                      $47,389,662

(See Notes which are an integral part of the Financial Statements)


                       STATEMENT OF CHANGES IN NET ASSETS

                       Federated American Leaders Fund II

                                                                                           Six Months
                                                                                             Ended
                                                                                          (unaudited)        Year Ended
                                                                                         June 30, 1998   December 31, 1997
Increase (Decrease) in Net Assets:
Operations--
Net investment income                                                                     $  1,745,423        $  2,628,059
Net realized gain on investments ($22,376,759 and $20,467,415, respectively,
as computed for federal tax purposes)                                                       22,376,759          20,429,655
Net change in unrealized appreciation of investments                                        23,267,480          36,461,644
 Change in net assets resulting from operations                                             47,389,662          59,519,358
Distributions to Shareholders--
Distributions from net investment income                                                    (1,591,758)         (1,147,286)
Distributions from net realized gains on investments                                       (20,469,565)         (3,728,320)
 Change in net assets resulting from distributions to shareholders                         (22,061,323)         (4,875,606)
Share Transactions--
Proceeds from sale of shares                                                                64,154,342         148,786,787
Net asset value of shares issued to shareholders in payment of distributions declared       22,060,601           4,876,320
Cost of shares redeemed                                                                    (21,418,240)        (44,727,260)
 Change in net assets resulting from share transactions                                     64,796,703         108,935,847
   Change in net assets                                                                     90,125,042         163,579,599
Net Assets:
Beginning of period                                                                        305,796,063         142,216,464
 End of period (including undistributed net investment income of
$1,745,756 and $1,592,091, respectively)                                                  $395,921,105        $305,796,063

(See Notes which are an integral part of the Financial Statements)


                              FINANCIAL HIGHLIGHTS

                       Federated American Leaders Fund II

(For a share outstanding throughout each period)
                                   Six Months
                                                               Ended
                                                            (unaudited)
                                                             June 30,        Year Ended December 31,
                                                               1998         1997       1996       1995      1994(a)
Net asset value, beginning of period                         $  19.63     $  15.26   $  12.80   $  9.74   $  10.00
Income from investment operations
 Net investment income                                           0.10(f)      0.19       0.19      0.20       0.19
 Net realized and unrealized gain (loss) on investments          2.81         4.64       2.54      3.06      (0.26)
 Total from investment operations                                2.91         4.83       2.73      3.26      (0.07)
Less distributions
Distributions from net investment income                        (0.10)       (0.10)     (0.18)    (0.19)     (0.19)
 Distributions in excess of net investment income(b)               --           --         --     (0.01)        --
 Distributions from net realized gain                           (1.25)       (0.36)     (0.09)       --         --
 Total distributions                                            (1.35)       (0.46)     (0.27)    (0.20)     (0.19)
Net asset value, end of period                               $  21.19     $  19.63   $  15.26   $ 12.80   $   9.74
Total return(c)                                                 14.96%       32.34%     21.58%    33.71%     (0.70%)
Ratios to average net assets
 Expenses                                                      0.88%*         0.85%      0.85%     0.85%    0.54%*
 Net investment income                                         1.00%*         1.18%      1.54%     2.03%    2.58%*
 Expense waiver(d)                                             0.02%*         0.09%      0.22%     1.36%   25.42%*
Supplemental data
 Net assets, end of period (000 omitted)                     $395,921     $305,796   $142,216   $48,514   $  2,400
 Average commission rate paid(e)                             $ 0.0480     $ 0.0499   $ 0.0012        --         --
Portfolio turnover                                                 27%          56%        90%       43%        32%

 * Computed on an annualized basis.
 (a) Reflects operations for the period from February 1, 1994 (date of initial public investment) to December 31, 1994. For the period from December 9, 1993 (start of business) to January 31, 1994, the Fund had no investment activity.
 (b) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.
 (c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
 (d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
 (e) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.
 (f) Per share information is based on the average number of shares outstanding. (See Notes which are an integral part of the Financial Statements)




                         NOTES TO FINANCIAL STATEMENTS

                       Federated American Leaders Fund II

                           June 30, 1998 (unaudited)

Organization

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated American Leaders Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The primary objective of the Fund is to achieve long-term growth of capital. The Fund's secondary objective is to provide income.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

                       Federated American Leaders Fund II

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other
Investment transactions are accounted for on the trade date.

Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                                                                        Six Months
                                                                          Ended           Year Ended
                                                                      June 30, 1998   December 31, 1997
Shares sold                                                               3,096,898           8,511,603
Shares issued to shareholders in payment of distributions declared        1,061,627             304,810
Shares redeemed                                                          (1,048,636)         (2,560,144)
 Net change resulting from share transactions                             3,109,889           6,256,269

Investment Advisory Fee and Other Transactions with Affiliates
Investment Advisory Fee

Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Organizational Expenses

Organizational expenses of $47,855 were borne initially by the Adviser. The Fund has agreed to reimburse the Adviser for these expenses. These expenses have been deferred and are being amortized over the five-year period following the Fund's effective date. For the six months ended June 30, 1998, the Fund expensed $7,910 of organizational expenses.

General
Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

                       Federated American Leaders Fund II

Investment Transactions
Purchases and sales of investments, excluding short-term securities, for the period ended June 30, 1998, were as follows:

Purchases                                                $139,984,506
Sales                                                     $93,969,684

Year 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.



                                    TRUSTEES

                                John F. Donahue
                                Thomas G. Bigley
                              John T. Conroy, Jr.
                            Nicholas P. Constantakis
                              William J. Copeland
                             J. Christopher Donahue
                              James E. Dowd, Esq.
                            Lawrence D. Ellis, M.D.
                         Edward L. Flaherty, Jr., Esq.
                                Peter E. Madden
                       John E. Murray, Jr., J.D., S.J.D.
                                Wesley W. Posvar
                               Marjorie P. Smuts

                                    OFFICERS

                                John F. Donahue
                                    Chairman

                             J. Christopher Donahue
                                   President

                               Edward C. Gonzales
                            Executive Vice President

                               John W. McGonigle
                      Executive Vice President, Treasurer,

                                 and Secretary

                               Richard B. Fisher
                                 Vice President

                               Matthew S. Hardin
                              Assistant Secretary

 Variable funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated

American


Leaders

Fund II

Federated Insurance Series

Semi-Annual Report

to Shareholders

June 30, 1998

Federated Securities Corp., Distributor

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

1-800-341-7400

www.federatedinvestors.com

Cusip 313916405
G00433-04 (8/98)








                              PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report for Federated Fund for U.S. Government Securities II, a portfolio of Federated Insurance Series.

The report covers the six-month period from January 1, 1998 through June 30, 1998. It begins with an investment review by the fund's portfolio manager, which is followed by a complete listing of the fund's holdings as well as its financial statements.

To pursue an attractive level of income, the fund invests primarily in short- to intermediate-term U.S. government mortgage-backed securities and U.S. Treasury notes and bonds.

During the six-month reporting period, the fund produced a total return of 3.41%* through dividends totaling $0.18 per share, capital gains totaling $0.01 per share and a net asset value increase of $0.17. On June 30, 1998, the fund's total net assets reached $80.2 million.

Thank you for pursuing income through the diversification and professional management of Federated Fund for U.S. Government Securities II. Your comments and suggestions are always welcome.

Sincerely,

/s/ J. Christopher Donahue

J. Christopher Donahue
President
August 15, 1998

* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance information does not reflect the charges and expenses of a variable annuity or variable life insurance contract.


                                INVESTMENTREVIEW

Federated Fund for U.S. Government Securities II, a portfolio of Federated Insurance Series, provides shareholders with a professionally managed portfolio of U.S. government securities. The fund is managed for specific maturity levels according to management's assumptions on market risk and volatility. Current investment strategy emphasizes a diversified range of U.S. government and agency mortgage securities with coupons averaging 6.91% and a weighted average effective duration of 3.45 years.

The U.S. Treasury market has put in an impressive performance in the first half of 1998. The 30-year Treasury proved to be the strongest performer as the yield declined 30 basis points. Factors that drove the market were the perceived slowing in the U.S. economy due to the Asian crisis, a favorable outlook for commodity prices, the strength of the dollar, and the ongoing supply reduction of U.S. Treasury notes and bonds. The overall impact of these factors has caused a flattening of the yield curve. Currently, there exists no yield advantage in moving from a 2-year Treasury to a 10-year Treasury. The one major risk to the overall bond market is the potential for inflation to increase if labor demand continues to outpace labor supply. The Federal Reserve Board's (the "Fed") current monetary policy directive of asymmetric with a tightening bias reflects greater concern of strong domestic growth versus the problems in Asia. The economic data combined with Fed Chairman Alan Greenspan's Humphrey Hawkins testimony will dictate bond market psychology in the second half of 1998.

The interest rate strategy of the fund during the reporting period was to remain duration neutral. Within the mortgage-backed sector, the portfolio favored two themes versus the Lehman Mortgage Index. The first involved an overweight of the GNMA sector relative to the Lehman Mortgage Index. The reason for this overweight is due to the underlying characteristics of the GNMA borrower. The GNMA borrower tends to be slow to take advantage of refinancing due to income constraints and the inability to finance the up-front costs. During the first half of 1998, prepayments for current and premium GNMA securities have averaged 35% slower than comparable conventional securities. The second theme involved a concentration in the discount and current coupon mortgage sectors. Within the conventional sector, the issuance of 30-year discount and current coupon securities has been considerable. The portfolio has been proactive in adding to these sectors as opportunities have presented themselves. In addition, the portfolio has been able to take advantage of covered dollar roll transactions to enhance total rate of return.

The U.S. Treasury and agency portions are currently neutral to the Lehman Government Index. The fund continues to add to positions in agency debentures and U.S. Treasuries to aid in the management of the fund's overall duration.

During the semi-annual reporting period ended June 30, 1998, the portfolio produced a net total rate of return of 3.41%* versus a blend of the Lehman Mortgage and Government Indices** return of 3.64%. The portfolio, as of June 30, 1998, had $80.2 million in net assets and the average 30-day net yield as calculated under SEC guidelines was 5.51% based upon the net asset value of $10.71.

* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance information does not reflect the charges and expenses of a variable annuity or variable life insurance contract.

**The indices are a blend of 40% Lipper General U.S. Government Funds and 60%
  Lehman Brothers Mortgage-Backed Securities Index. Lipper General U.S. Government Funds invest at least 65% of assets in U.S. Government and agency issues. Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. Lipper figures do not reflect sales charges. Lehman Brothers Mortgage-Backed Securities Index is composed of all fixed rate, securitized mortgage pools by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"), including GNMAGraduated Payment Mortgages. Indexes are unmanaged and investments cannot be made in an index.

                            PORTFOLIO OF INVESTMENTS

                Federated Fund For U.S. Government Securities II

                           June 30, 1998 (unaudited)


   Principal
    Amount                                                                                               Value
Intermediate-Term U.S. Government Obligations--17.0%
      $1,000,000  Federal Farm Credit Bank, 7.350%, 3/24/2005                                         $1,086,910
         900,000  Federal Farm Credit Bank, 9.000%, 3/7/2000                                             948,609
       1,500,000  Federal Home Loan Bank System, 5.500%, 1/21/2003                                     1,486,095
       1,000,000  Federal Home Loan Bank System, 5.530%, 1/15/2003                                       991,950
       2,500,000  Federal Home Loan Bank System, 5.905%, 3/27/2008                                     2,508,775
       3,000,000  Federal Home Loan Bank System, 6.050%, 9/16/1999                                     3,013,770
       1,500,000  Federal Home Loan Bank System, 6.285%, 6/26/2000                                     1,518,453
       1,000,000  Federal Home Loan Bank System, 6.830%, 7/17/2001                                     1,031,050
       1,000,000  Federal Home Loan Bank System, 7.660%, 7/20/2004                                     1,095,650
Total Intermediate-Term U.S. Government Obligations (identified cost $13,557,462)                     13,681,262
                  Long-Term U.S. Government Obligations--65.1%
       4,300,000  (a)Federal Home Loan Mortgage Corp. TBA, 7.00%, 30 Year, July                        4,361,834
      11,231,887  Federal Home Loan Mortgage Corp., 6.00% - 9.00%, 9/1/2010 - 1/1/2028                11,403,236
       1,000,000  (a)Federal National Mortgage Association TBA, 6.00%, 30 Year, July                     972,810
       4,500,000  (a)Federal National Mortgage Association TBA, 7.00%, 30 Year, August                 4,561,875
       1,800,000  (a)Federal National Mortgage Association TBA, 7.50%, 30 Year, August                 1,845,558
      10,161,176 Federal National Mortgage Association, 6.00% - 10.00%, 8/1/2011
      - 6/1/2028 10,310,364 18,365,985 Government National Mortgage Association,
      6.50% - 9.50%, 11/15/2016 - 6/15/2028 18,802,152
Total Long-Term U.S. Government Obligations (identified cost $51,884,686)                             52,257,829
                  U.S. Treasury Obligations--16.8%
       1,100,000  United States Treasury Bonds, 6.000%, 2/15/2026                                      1,145,254
       1,000,000  United States Treasury Bonds, 6.125%, 11/15/2027                                     1,072,190
         900,000  United States Treasury Bonds, 8.000%, 11/15/2021                                     1,160,577
         900,000  United States Treasury Bonds, 9.250%, 2/15/2016                                      1,252,422
         690,000  United States Treasury Bonds, 11.250%, 2/15/2015                                     1,105,173
       1,000,000  United States Treasury Notes, 5.500%, 3/31/2000                                      1,000,210
         800,000  United States Treasury Notes, 5.625%, 5/15/2008                                        811,248
       2,300,000  United States Treasury Notes, 5.750%, 11/15/2000                                     2,312,075
       2,500,000  United States Treasury Notes, 6.250%, 2/28/2002 - 6/30/2002                          2,560,745
       1,000,000  United States Treasury Notes, 6.625%, 3/31/2002                                      1,036,121
Total U.S. Treasury Obligations (identified cost $12,816,470)                                         13,456,015
                  (b)Repurchase Agreements--14.9%
       1,385,000  BT Securities Corp., 5.870%, dated 6/30/1998, due 7/1/1998                           1,385,000
   Principal
     Amount                                                                                             Value
                  (b)Repurchase Agreements--continued
     $ 6,300,000  (c)Goldman Sachs Group, LP, 5.530%, dated 6/3/1998, due 7/14/1998                  $ 6,300,000
       4,300,000  (c)Morgan Stanley Group, Inc., 5.530%, dated 6/9/1998, due 7/14/1998                 4,300,000
Total Repurchase Agreements (at amortized cost)                                                       11,985,000
Total Investments (identified cost $90,243,618)(d)                                                   $91,380,106


(a) These securities are subject to dollar roll transactions.
(b) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.
(c) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.
(d) The cost of investments for federal tax purposes amounts to $90,243,618. The net unrealized appreciation of investments on a federal tax basis amounts to $1,136,488 which is comprised of $1,176,731 appreciation and $40,243 depreciation at June 30, 1998.

Note: The categories of investments are shown as a percentage of net assets ($80,277,871) at June 30, 1998.

The following acronyms are used throughout this portfolio:

LP  --Limited Partnership
TBA  --To Be Announced

(See Notes which are an integral part of the Financial Statements)

                      STATEMENT OF ASSETS AND LIABILITIES

                Federated Fund For U.S. Government Securities II

                           June 30, 1998 (unaudited)

Assets:
Investments in repurchase agreements                                               $11,985,000
Investments in securities                                                           79,395,106
Total investments in securities, at value (identified and tax cost $90,243,618)                   $91,380,106
Cash                                                                                                    1,275
Income receivable                                                                                     725,398
Receivable for investments sold                                                                       903,821
 Total assets                                                                                      93,010,600
Liabilities:
Payable for investments purchased                                                    1,883,438
Payable for dollar roll transactions                                                10,771,247
Accrued expenses                                                                        78,044
 Total liabilities                                                                                 12,732,729
Net Assets for 7,493,202 shares outstanding                                                       $80,277,871
Net Assets Consist of:
Paid in capital                                                                                   $76,589,950
Net unrealized appreciation of investments                                                          1,136,488
Accumulated net realized gain on investments                                                          476,535
Undistributed net investment income                                                                 2,074,898
Total Net Assets                                                                                  $80,277,871
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$80,277,871 / 7,493,202 shares outstanding                                                             $10.71

(See Notes which are an integral part of the Financial Statements)



                            STATEMENT OF OPERATIONS

                Federated Fund For U.S. Government Securities II

                   Six Months Ended June 30, 1998 (unaudited)

Investment Income:
Interest (net of dollar roll expense of $202,931)                         $2,326,186
Expenses:
Investment advisory fee                                     $  214,730
Administrative personnel and services fee                       61,987
Custodian fees                                                   3,992
Transfer and dividend disbursing agent fees and expenses        22,713
Directors'/Trustees' fees                                        1,517
Auditing fees                                                    9,324
Legal fees                                                       3,839
Portfolio accounting fees                                       48,689
Share registration costs                                           323
Printing and postage                                            46,137
Miscellaneous                                                   21,851
 Total expenses                                                435,102
Waiver --
Waiver of investment advisory fee                             (131,730)
   Net expenses                                                              303,372
     Net investment income                                                 2,022,814
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments                                             477,041
Net change in unrealized depreciation of investments                        (130,435)
 Net realized and unrealized gain on investments                             346,606
   Change in net assets resulting from operations                         $2,369,420

(See Notes which are an integral part of the Financial Statements)


                       STATEMENT OF CHANGES IN NET ASSETS

                Federated Fund For U.S. Government Securities II

                                                     Six Months
                                                       Ended
                                                    (unaudited)       Year Ended
                                                   June 30, 1998   December 31, 1997
Increase (Decrease) in Net Assets:
Operations--
Net investment income                                $2,022,814    $2,779,758
Net realized gain on investments
($477,041 and $181,810, respectively,as computed
for federal tax purposes)                               477,041       181,810
Net change in unrealized appreciation/depreciation     (130,435)    1,068,779
 Change in net assets resulting from operations       2,369,420     4,030,347
Distributions to Shareholders--
Distributions from net investment income             (1,184,452)   (1,612,272)
Distributions from net realized gains                   (52,421)           --
 Change in net assets resulting from distributions
 to shareholders                                     (1,236,873)   (1,612,272)
Share Transactions--
Proceeds from sale of shares                         27,794,767    44,186,152
Net asset value of shares issued to shareholders
in payment of distributions declared                  1,236,865     1,612,207
Cost of shares redeemed                             (12,985,258)  (20,082,031)
 Change in net assets resulting from share
 transactions                                        16,046,374    25,716,328
   Change in net assets                              17,178,921    28,134,403
Net Assets:
Beginning of period                                  63,098,950    34,964,547
End of period (including undistributed
net investment income of $2,074,898 and
$1,236,536, respectively)                           $80,277,871    $63,098,950

(See Notes which are an integral part of the Financial Statements)

                              FINANCIAL HIGHLIGHTS

                Federated Fund For U.S. Government Securities II

(For a share outstanding throughout each period)
                                   Six Months
                                      Ended
                                   (unaudited)
                                                            June 30,      Year Ended December 31,
                                                              1998        1997      1996      1995      1994(a)
Net asset value, beginning of period                          $ 10.54   $ 10.09   $ 10.29   $  9.99   $   9.99
Income from investment operations
 Net investment income                                           0.25      0.58      0.59      0.54       0.27
 Net realized and unrealized gain (loss) on investments          0.11      0.26     (0.18)     0.30         --
 Total from investment operations                                0.36      0.84      0.41      0.84       0.27
Less distributions
Distributions from net investment income                        (0.18)    (0.39)    (0.57)    (0.54)     (0.27)
 Distributions from net realized gain on investments            (0.01)       --     (0.04)       --         --
 Total distributions                                            (0.19)    (0.39)    (0.61)    (0.54)     (0.27)
Net asset value, end of period                                $ 10.71   $ 10.54   $ 10.09   $ 10.29   $   9.99
Total return(b)                                                  3.41%     8.58%     4.20%     8.77%      2.62%
Ratios to average net assets
 Expenses                                                      0.85%*      0.80%     0.80%     0.80%    0.48%*
 Net investment income                                         5.65%*      5.98%     6.00%     6.00%    3.99%*
 Expense waiver/reimbursement(c)                               0.37%*      0.45%     1.01%     4.81%   32.83%*
Supplemental data
 Net assets, end of period (000 omitted)                      $80,278   $63,099   $34,965   $12,264   $  1,244
 Portfolio turnover                                                54%       73%       97%       65%         0%

 * Computed on an annualized basis.

 (a) Reflects operations for the period from March 29, 1994 (date of initial public investment) to December 31, 1994. For the period December 8, 1993 (start of business), to March 28, 1994, net investment income was distributed to the Fund's adviser.
 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                         NOTES TO FINANCIAL STATEMENTS

                Federated Fund For U.S. Government Securities II

                           June 30, 1998 (unaudited)

Organization

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Fund For U.S. Government Securities II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

Dollar Roll Transactions

The Fund enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed twelve months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on the trade date.

Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:
                                                                        Six Months
                                                                          Ended
                                                                       (unaudited)        Year Ended
                                                                      June 30, 1998   December 31, 1997
Shares sold                                                               2,614,196           4,326,667
Shares issued to shareholders in payment of distributions declared          117,350             160,196
Shares redeemed                                                          (1,222,233)         (1,969,286)
 Net change resulting from share transactions                             1,509,313           2,517,577

Investment Advisory Fee and Other Transactions with Affiliates
Investment Advisory Fee

Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.60% of the Fund's average daily net assets.

The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Year 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Investment Transactions
Purchases and sales of investments, excluding short-term securities, for the period ended June 30, 1998, were as follows:

Purchases                                                 $57,151,881
Sales                                                     $35,944,002

                                    TRUSTEES

                                John F. Donahue

                                Thomas G. Bigley

                              John T. Conroy, Jr.

                            Nicholas P. Constantakis

                              William J. Copeland

                             J. Christopher Donahue

                              James E. Dowd, Esq.

                            Lawrence D. Ellis, M.D.

                         Edward L. Flaherty, Jr., Esq.

                                Peter E. Madden

                       John E. Murray, Jr., J.D., S.J.D.

                                Wesley W. Posvar

                               Marjorie P. Smuts


                                    OFFICERS

                                John F. Donahue
                                    Chairman

                             J. Christopher Donahue
                                   President

                               Edward C. Gonzales
                            Executive Vice President

                               John W. McGonigle
                      Executive Vice President, Treasurer,
                                 and Secretary

                               Richard B. Fisher
                                 Vice President

                               Matthew S. Hardin
                              Assistant Secretary

Variable funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.




                                                Federated
                                                Fund For
                                                U.S.Government
                                                Securities II

                           Federated Insurance Series

Federated Securities Corp., Distributor

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

1-800-341-7400

www.federatedinvestors.com

                                                Semi-Annual Report
                                                to Shareholders
                                                June 30, 1998

Cusip 313916207
G00433-01 (8/98)








                              PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present your Semi-Annual Report for Federated High Income Bond Fund II, a portfolio of Federated Insurance Series.

This report covers the six-month period from January 1, 1998 through June 30, 1998. It begins with a commentary by the fund's portfolio manager, which is followed by a complete listing of the fund's high-yield bond holdings and the financial statements.

For the six-month reporting period ended June 30, 1998, the fund's broadly diversified, carefully researched portfolio of more than 250 high-yield, lower-rated bonds* produced a total return of 4.02%.** Contributing to this total return were an income stream totaling $0.26 per share, capital gains totaling $0.07 per share, and an $0.11 increase in net asset value. On June 30, 1998, total net assets reached $188.3 million.

Thank you for participating in the income opportunities of high-yield corporate bonds through the diversification and professional management of Federated High Income Bond Fund II. As always, we welcome your comments and suggestions.

Very sincerely yours,

/s/ J. Christopher Donahue

J. Christopher Donahue
President
August 15, 1998

 * Lower rated bonds involve a higher degree of risk than investment grade bonds in return for higher yield potential.

 ** Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance information does not reflect the charges and expenses of a variable annuity or variable life insurance contract.


                               INVESTMENT REVIEW

Two opposing factors impacted the high-yield market during the six month reporting period ended June 30, 1998. On the positive side, the domestic economy continued to generate strong growth. On the negative side, Asian economies continued to struggle. In the early part of the reporting period, the strong domestic economy held the upper hand. However, late in the second quarter, Asian economic problems and their impact on the domestic economy became a key investor focal point. Economic statistics seemed to indicate that domestic economic growth was slowing, with imports increasing, exports decreasing, inventories accumulating, and manufacturing activity slowing. This apparent slowing of the domestic economy caused the spread between high-yield bonds and treasuries to widen approximately 40 basis points and high quality bonds to outperform high-yield bonds in the second quarter. However, strong first quarter performance for high-yield bonds allowed them to outperform high quality bonds for the six month reporting period. For example, the Lehman Brothers High Yield Bond Index* returned 4.5% for the six months versus 3.94% for the Lehman Brothers Aggregate Bond Index,* a measure of high quality bond performance.

The fund, which returned 4.02%**, underperformed the Lipper High Current Yield Fund Average, which returned 4.40%***, and the Lehman Brothers High Yield Bond Index during the reporting period. Several factors impacted performance during the reporting period. The fund is over weight in the broadcast radio and TV sector, which generated outstanding returns led by companies such as Chancellor Media and Sinclair Broadcasting. The fund's cable TV positions outperformed the overall market, driven by consolidation activity in the United Kingdom and AT&T's acquisition of Telecommunication, Inc. in the U.S., which reinforced the attractiveness of the cable platform. The fund also benefited by the strong performance of several specific holdings including Nextel, Echostar, Six Flags, and Dialog Corp. The energy sector was one of the worst performing sectors in the market due to falling oil prices. The fund had several holdings which underperformed the overall market but the fund did benefit by being underweight in the sector. On the negative side, the fund's large holdings in telecommunications issues suffered late in the reporting period given a combination of an uncertain market and the step-up nature of many of the fund's telecommunication holdings. Step-up securities tend to underperform in spread widening environments because of their higher volatility. The fund was also negatively impacted by its holdings in Renaissance Cosmetics (subsequently sold), Icon Health and Fitness, Electronic Retailing and Highwaymaster, which underperformed the overall market based on disappointing financial performance.

The performance of the high-yield market over the balance of 1998 will be a function of the domestic economy and the strength of corporate profits. We believe that the domestic economy is slowing and corporate profits may disappoint optimistic expectations. Demand in Asia is weak while supply from that region in industries such as semiconductors and steel is impacting domestic companies. From a high-yield perspective, this weakness could lead to additional spread widening. However, we believe that the economy will not sink into recession and additional spread widening should be modest given the approximate 125 basis point widening since early October 1997. Also, the lull in the economy in the second half of 1998 may set the stage for a continuation of the current business cycle into 1999 and beyond, resulting in subsequent spread tightening.

The fund remains over weight in the telecommunication, cable TV and broadcasting sectors given our belief that secular changes occurring in these industries will make them superior performers over the next 6 to 12 months. We also believe these sectors will outperform the overall market in a slowing economic environment. We are maintaining a bias toward higher quality high-yield bonds in light of potential spread widening although we are beginning to look for attractive opportunities in lower quality high-yield bonds given the spread widening to date.

  * Lehman Brothers High Yield Bond Index is an unmanaged index which includes fixed rate, public nonconvertible, non-investment grade issues that are rated Ba1 or lower by Moody's Investors Service. Lehman Brothers Aggregate Bond Index is an unmanaged total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. Investments cannot be made in an index.

 ** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance information does not reflect the charges and expenses of a variable annuity or variable life insurance contract.

*** Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.


                            PORTFOLIO OF INVESTMENTS

                       Federated High Income Bond Fund II

                           June 30, 1998 (unaudited)

                                                Principal
                                                 Amount                                      Value
                 Corporate Bonds--90.2%
                 Aerospace & Defense--0.4%
     $  650,000  Tracor, Inc., Sr. Sub. Note, 8.50%, 3/1/2007                              $  708,529
                 Automobile--2.3%
        175,000  (a)(b)Accuride Corp., Sr. Sub. Note, 9.25%, 2/1/2008                         175,875
        225,000  Aftermarket Technology Co., Sr. Sub. Note, 12.00%, 8/1/2004                  249,188
        350,000  Aftermarket Technology Co., Sr. Sub. Note, Series D, 12.00%, 8/1/2004        387,625
      1,700,000  Collins & Aikman Products Co., Sr. Sub. Note, 11.50%, 4/15/2006            1,901,875
        850,000  Lear Corp., Sub. Note, 9.50%, 7/15/2006                                      930,750
        100,000  Lear Seating Corp., Sub. Note, 8.25%, 2/1/2002                               100,750
        275,000  OshKosh Truck Corp., Sr. Sub., 8.75%, 3/1/2008                               279,125
        250,000  Oxford Automotive, Inc., Sr. Sub. Note, 10.125%, 6/15/2007                   259,375
Total                                                                                       4,284,563
  Banking--1.4%
      1,800,000  First Nationwide Escrow Corp., Sr. Sub. Note, 10.625%, 10/1/2003           2,029,500
        500,000  First Nationwide Holdings, Inc., Sr. Sub. Note, 9.125%, 1/15/2003            521,250
Total                                                                                       2,550,750
                 Beverage & Tobacco--0.3%
        600,000  Dimon, Inc., Sr. Note, 8.875%, 6/1/2006                                      600,000
                 Broadcast Radio & TV--7.5%
        900,000  ACME Television, LLC, Sr. Disc. Note, 0/10.875%, 9/30/2004                   747,000
      1,100,000  (a)(b)Big City Radio, Inc., Sr. Disc. Note, 0/11.25%, 3/15/2005              836,000
        450,000  Capstar Broadcasting Partners, Inc., Sr. Sub. Note, 9.25%, 7/1/2007          473,625
        600,000  Chancellor Media Corp., Company Guarantee, 10.50%, 1/15/2007                 666,000
      1,475,000  Chancellor Media Corp., Sr. Sub. Note, 8.125%, 12/15/2007                  1,497,125
        800,000  Chancellor Media Corp., Sr. Sub. Note, 8.75%, 6/15/2007                      836,000
        250,000  Chancellor Media Corp., Sr. Sub. Note, 9.375%, 10/1/2004                     263,750
        450,000  Cumulus Media, Inc., Sr. Sub. Note, 10.375%, 7/1/2008                        456,750
      2,050,000  Fox/Liberty Networks, LLC, Sr. Disc. Note, 0/9.75%, 8/15/2007              1,414,500
        375,000  Fox/Liberty Networks, LLC, Sr. Note, 8.875%, 8/15/2007                       383,438
        250,000  Lamar Advertising Co., Sr. Sub. Note, 8.625%, 9/15/2007                      256,250
        550,000  Lamar Advertising Co., Sr. Sub. Note, 9.625%, 12/1/2006                      591,938
      1,575,000  Outdoor Systems, Inc., Sr. Sub. Note, 8.875%, 6/15/2007                    1,645,875
        525,000  SFX Broadcasting, Inc., Sr. Sub. Note, 10.75%, 5/15/2006                     581,438
        575,000  Sinclair Broadcast Group, Inc., Sr. Sub. Note, 10.00%, 9/30/2005             619,563
        500,000  Sinclair Broadcast Group, Inc., Sr. Sub. Note, 8.75%, 12/15/2007             517,500
        900,000  Sinclair Broadcast Group, Inc., Sr. Sub. Note, 9.00%, 7/15/2007              940,500
         50,000  Sullivan Broadcast Holdings Inc., Deb., 13.25%, 12/15/2006                    84,250
        600,000  Sullivan Broadcast Holdings Inc., Sr. Sub. Note, 10.25%, 12/15/2005          687,084
        475,000  Young Broadcasting, Inc., Sr. Sub. Note, 10.125%, 2/15/2005                  515,375
        150,000  Young Broadcasting, Inc., Sr. Sub. Note, 9.00%, 1/15/2006                    158,625
Total                                                                                      14,172,586
                 Building & Development--1.2%
        500,000  American Architectural Products Corp., Sr. Note, 11.75%, 12/1/2007                          517,500
        700,000  American Builders & Contractors Supply Co., Inc., Sr. Sub. Note,
                 10.625%, 5/15/2007                                                                          703,500
        500,000  Building Materials Corp. of America, Sr. Note, 8.00%, 10/15/2007                            505,000
        450,000  Building Materials Corp. of America, Sr. Note, 8.625%, 12/15/2006                           468,000
Total                                                                                                      2,194,000
                 Business Equipment & Services--2.3%
        750,000  (a)(b)American Business Information, Sr. Sub. Note, 9.50%, 6/15/2008                        757,500
      1,000,000  Dialog Corp. PLC, Sr. Sub. Note, 11.00%, 11/15/2007                                       1,100,000
        300,000  Electronic Retailing Systems International, Inc., Sr. Disc. Note, 0/13.25%, 2/1/2004        133,500
        575,000  Fisher Scientific International, Inc., Sr. Sub. Note, 9.00%, 2/1/2008                       575,000
      1,000,000  (a)(b)U.S. Office Products Co., Sr. Sub. Note, 9.75%, 6/15/2008                           1,011,250
        400,000  United Stationers Supply Co., Sr. Sub. Note, 12.75%, 5/1/2005                               458,000
        250,000  (a)(b)United Stationers Supply Co., Sr. Sub. Note, 8.375%, 4/15/2008                        251,250
Total                                                                                                      4,286,500
                 Cable Television--10.7%
          4,703  Australis Media Ltd., Sr. Disc. Note, 0/15.75%, 5/15/2003                                       635
        275,000  Australis Media Ltd., Unit, 0/14.00%, 5/15/2003                                              37,125
        500,000  CSC Holdings, Inc., Sr. Note, 7.875%, 12/15/2007                                            530,000
        150,000  CSC Holdings, Inc., Sr. Sub. Deb., 9.875%, 2/15/2013                                        166,125
        875,000  CSC Holdings, Inc., Sr. Sub. Note, 9.25%, 11/1/2005                                         940,625
        650,000  CSC Holdings, Inc., Sr. Sub. Note, 9.875%, 5/15/2006                                        715,000
        550,000  Charter Communications Holdings, Inc., Sr. Disc. Note, 0/14.00%, 3/15/2007                  453,750
        425,000  Charter Communications Southeast, L.P., Sr. Note, 11.25%, 3/15/2006                         473,875
      1,250,000  Comcast Corp., Sr. Sub. Deb., 9.375%, 5/15/2005                                           1,340,625

Principal
 Amount                                                                                                Value
                 Corporate Bonds--continued
                 Cable Television--continued
     $  600,000  Comcast UK Cable, Deb., 0/11.20%, 11/15/2007                                      $   504,000
      1,175,000  Diamond Cable Communications PLC, Sr. Disc. Note, 0/10.75%, 2/15/2007                 869,500
        525,000  Diamond Cable Communications PLC, Sr. Note, 9.125%, 2/1/2008                          551,250
        900,000  (a)(b)Diva Systems Corp., Unit, 0/12.625%, 3/1/2008                                   427,500
      1,625,000  EchoStar Satellite Broadcasting Corp., Sr. Disc. Note, 0/13.125%, 3/15/2004         1,503,125
      2,325,000  International Cabletel, Inc., Sr. Defd. Cpn. Note, 0/11.50%, 2/1/2006               1,918,125
        475,000  International Cabletel, Inc., Sr. Disc. Note, 0/12.75%, 4/15/2005                     420,375
        850,000  Lenfest Communications Inc., Sr. Note, 8.375%, 11/1/2005                              907,375
        300,000  (a)(b)Lenfest Communications Inc., Sr. Sub. Note, 8.25%, 2/15/2008                    312,750
      1,500,000  (a)(b)NTL, Inc., Sr. Defd. Cpn. Note, 0/9.75%, 4/1/2008                               982,500
        575,000  Pegasus Communications Corp., Sr. Note, 9.625%, 10/15/2005                            595,125
        300,000  Pegasus Media, Note, 12.50%, 7/1/2005                                                 340,500
        400,000  Rogers Cablesystems Ltd., Sr. Secd. 2nd Priority Note, 10.00%, 12/1/2007              446,000
        900,000  Rogers Cablesystems Ltd., Sr. Secd. 2nd Priority Note, 10.00%, 3/15/2005            1,003,500
        400,000  Rogers Cablesystems Ltd., Sr. Sub. Gtd. Note, 11.00%, 12/1/2015                       462,000
      3,275,000  TeleWest PLC, Sr. Disc. Deb., 0/11.00%, 10/1/2007                                   2,718,250
      1,175,000  UIH Australia/Pacific, Sr. Disc. Note, 0/14.00%, 5/15/2006                            710,875
      1,475,000  United International Holdings, Inc., Sr. Secd. Disc. Note, 0/10.75%, 2/15/2008        921,875
Total                                                                                               20,252,385
                 Chemicals & Plastics--3.0%
        500,000  Buckeye Cellulose Corp., Sr. Sub. Note, 8.50%, 12/15/2005                             507,500
        900,000  Buckeye Cellulose Corp., Sr. Sub. Note, 9.25%, 9/15/2008                              945,000
        200,000  Foamex L.P., Sr. Sub. Note, 13.50%, 8/15/2005                                         232,000
        500,000  ISP Holding, Inc., Sr. Note, 9.00%, 10/15/2003                                        521,250
        475,000  ISP Holding, Inc., Sr. Note, 9.75%, 2/15/2002                                         501,125
        650,000  (a)(b)Polymer Group, Inc., Sr. Sub. Note, 8.75%, 3/1/2008                             651,625
      1,575,000  Polymer Group, Inc., Sr. Sub. Note, 9.00%, 7/1/2007                                 1,606,500
        375,000  RBX Corp., Sr. Sub. Note, Series B, 11.25%, 10/15/2005                                228,750
        875,000  Sterling Chemicals Holdings, Inc., Sr. Disc. Note, 0/13.50%, 8/15/2008                503,125
Total                                                                                                5,696,875
                 Clothing & Textiles--1.7%
        350,000  Collins & Aikman Floorcoverings, Inc., Sr. Sub. Note, 10.00%, 1/15/2007               369,250
        625,000  Dyersburg Corp., Sr. Sub. Note, 9.75%, 9/1/2007                                       600,000

Principal
 Amount                                                                                         Value
                 Corporate Bonds--continued
                 Clothing & Textiles--continued
     $  450,000  GFSI, Inc., Sr. Sub. Note, 9.625%, 3/1/2007                                 $  470,250
        575,000  Glenoit Corp., Sr. Sub. Note, 11.00%, 4/15/2007                                618,125
        950,000  Pillowtex Corp., Sr. Sub. Note, 10.00%, 11/15/2006                           1,021,250
        150,000  Pillowtex Corp., Sr. Sub. Note, 9.00%, 12/15/2007                              154,875
Total                                                                                         3,233,750
                 Conglomerates--0.5%
        950,000  (a)(b)Eagle Picher Industries, Inc., Sr. Sub. Note, 9.375%, 3/1/2008           964,250
                 Consumer Products--4.6%
        500,000  American Safety Razor Co., Sr. Note, 9.875%, 8/1/2005                          533,750
        400,000  Amscan Holdings, Inc., Sr. Sub. Note, 9.875%, 12/15/2007                       406,000
        450,000  (a)(b)Chattem, Inc., Sr. Sub. Note, 8.875%, 4/1/2008                           445,500
        200,000  (a)(b)Diamond Brands Operating Corp., Sr. Sub. Note, 10.125%, 4/15/2008        201,000
        250,000  (a)(b)Diamond Brands, Inc., Sr. Disc. Deb., 0/12.875%, 4/15/2009               135,000
        150,000  Herff Jones, Inc., Sr. Sub. Note, 11.00%, 8/15/2005                            164,250
        150,000  Hosiery Corp. of America, Inc., Sr. Sub. Note, 13.75%, 8/1/2002                165,750
        450,000  ICON Fitness Corp., Sr. Disc. Note, 0/14.00%, 11/15/2006                       137,250
        600,000  ICON Health & Fitness, Inc., Sr. Sub. Note, 13.00%, 7/15/2002                  603,000
        750,000  NBTY, Inc., Sr. Sub. Note, 8.625%, 9/15/2007                                   765,000
        525,000  Playtex Family Products Corp., Sr. Sub. Note, 9.00%, 12/15/2003                540,750
        500,000  Playtex Products, Inc., Sr. Note, 8.875%, 7/15/2004                            515,000
        625,000  Revlon Consumer Products Corp., Sr. Note, 8.125%, 2/1/2006                     621,875
      1,675,000  Revlon Consumer Products Corp., Sr. Sub. Note, 8.625%, 2/1/2008              1,683,375
        200,000  (a)(b)Sealy Corporation, Sr. Sub. Note, 9.875%, 12/15/2007                     205,000
        325,000  (a)(b)Sealy Mattress Co., Sr. Sub. Disc. Note, 0/10.875%, 12/15/2007           212,875
        450,000  Simmons Co., Sr. Sub. Note, 10.75%, 4/15/2006                                  483,750
        300,000  Syratech Corp., Sr. Note, 11.00%, 4/15/2007                                    267,000
        550,000  (a)(b)The Boyds Collection, Ltd., Sr. Sub. Note, 9.00%, 5/15/2008              551,375
Total                                                                                         8,637,500
                 Container & Glass Products--0.9%
        400,000  Owens-Illinois, Inc., Sr. Note, 8.10%, 5/15/2007                               427,508
        250,000  Plastic Containers, Inc., Sr. Secd. Note, 10.00%, 12/15/2006                   270,000
      1,000,000  Tekni-Plex, Inc., Sr. Sub. Note, 9.25%, 3/1/2008                             1,005,000
Total                                                                                         1,702,508

   Principal
    Amount                                                                                            Value
Corporate Bonds--continued
                      Ecological Services & Equipment--1.2%
      $1,900,000    Allied Waste Industries, Inc., Sr. Disc. Note, 0/11.30%, 6/1/2007               $1,401,250
      850,000       Allied Waste North America, Inc., Company Guarantee, 10.25%, 12/1/2006             936,063
        Total                                                                                        2,337,313
                    Electronics--1.1%
      225,000       Fairchild Semiconductor Corp., Sr. Sub. Note, 10.125%, 3/15/2007                   230,625
      350,000       (a)(b)PX Escrow Corp., Sr. Sub. Disc. Note, 0/9.625%, 2/1/2006                     252,875
      1,000,000     (a)(b)Telecommunications Techniques Co., LLC, Sr. Sub. Note, 9.75%, 5/15/2008    1,027,500
      600,000       Viasystems, Inc., Sr. Sub. Note, 9.75%, 6/1/2007                                   591,000
        Total                                                                                        2,102,000
                    Financial Intermediaries--0.3%
      575,000       ContiFinancial Corp., Sr. Note, 8.125%, 4/1/2008                                   582,883
                    Food & Drug Retailers--1.5%
      375,000       Carr-Gottstein Foods Co., Sr. Sub. Note, 12.00%, 11/15/2005                        420,000
      350,000       Community Distributors, Inc., Sr. Note, 10.25%, 10/15/2004                         355,250
      700,000       DiGiorgio Corp., Sr. Note, 10.00%, 6/15/2007                                       698,250
      750,000       Jitney-Jungle Stores of America, Inc., Sr. Sub. Note, 10.375%, 9/15/2007           804,375
      550,000       Stater Brothers Holdings, Inc., Sr. Sub. Note, 9.00%, 7/1/2004                     566,500
        Total                                                                                        2,844,375
                    Food Products--2.0%
      625,000       Aurora Foods, Inc., Sr. Sub. Note, 9.875%, 2/15/2007                               665,625
      550,000       Curtice-Burns Foods, Inc., Sr. Sub. Note, 12.25%, 2/1/2005                         605,000
      550,000       (a)(b)Eagle Family Foods, Inc., Sr. Sub. Note, 8.75%, 1/15/2008                    537,625
      1,200,000     International Home Foods, Inc., Sr. Sub. Note, 10.375%, 11/1/2006                1,308,000
      550,000       Van de Kamp's, Inc., Sr. Sub. Note, 12.00%, 9/15/2005                              629,750
        Total                                                                                        3,746,000
                    Food Services--1.0%
      225,000       AmeriServe Food Distribution, Inc., Sr. Note, 8.875%, 10/15/2006                   227,250
      1,650,000     AmeriServe Food Distribution, Inc., Sr. Sub. Note, 10.125%, 7/15/2007            1,705,688
        Total                                                                                        1,932,938
                    Forest Products--1.1%
      50,000        Container Corp. of America, Sr. Note, 11.25%, 5/1/2004                              54,250
      450,000       Four M Corp., Sr. Note, 12.00%, 6/1/2006                                           483,750
      500,000       S. D. Warren Co., Sr. Sub. Note, 12.00%, 12/15/2004                                556,250
     $100,000       Stone Container Corp., Sr. Note, 11.50%, 10/1/2004                              $  107,750
      800,000       Stone Container Corp., Sr. Note, 12.58%, 8/1/2016                                  896,000
Total                                                                                                2,098,000
                 Healthcare--3.5%
        425,000  Alliance Imaging, Inc., Sr. Sub. Note, 9.625%, 12/15/2005                            431,375
        975,000  Dade International, Inc., Sr. Sub. Note, 11.125%, 5/1/2006                         1,101,750
        525,000  (a)(b)Everest Healthcare Services Corp., Sr. Sub. Note, 9.75%, 5/1/2008              538,125
        650,000  Genesis Health Ventures, Inc., Sr. Sub. Note, 9.25%, 10/1/2006                       659,750
        275,000  (a)(b) Hudson Respiratory Care, Inc., Sr. Sub. Note, 9.125%, 4/15/2008               262,625
      1,850,000  Tenet Healthcare Corp., Sr. Note, 8.00%, 1/15/2005                                 1,905,075
      1,550,000  Tenet Healthcare Corp., Sr. Sub. Note, 8.625%, 1/15/2007                           1,608,125
Total                                                                                               6,506,825
                 Home Products & Furnishings--0.7%
        975,000  Falcon Building Products, Inc., Sr. Sub. Disc. Note, 0/10.50%, 6/15/2007             653,250
        150,000  Falcon Building Products, Inc., Sr. Sub. Note, 9.50%, 6/15/2007                      148,500
        500,000  Werner Enterprises, Inc., Sr. Sub. Note, 10.00%, 11/15/2007                          522,500
Total                                                                                               1,324,250
                 Hotels, Motels, Inns & Casinos--0.2%
        350,000  Courtyard by Marriott II LP, Sr. Note, 10.75%, 2/1/2008                              385,875
                 Industrial Products & Equipment--4.3%
        700,000  Amphenol Corp., Sr. Sub. Note, 9.875%, 5/15/2007                                     740,250
        600,000  Anchor Lamina, Inc., Sr. Sub. Note, 9.875%, 2/1/2008                                 588,000
        400,000  Cabot Safety Acquisition Corp., Sr. Sub. Note, 12.50%, 7/15/2005                     451,000
        750,000  Continental Global Group, Inc., Sr. Note, 11.00%, 4/1/2007                           783,750
        400,000  Euramax International PLC, Sr. Sub. Note, 11.25%, 10/1/2006                          434,000
        250,000  Fairfield Manufacturing Co., Inc., Sr. Sub. Note, 11.375%, 7/1/2001                  260,625
        275,000  (a)(b)Grove Worldwide, LLC, Sr. Sub. Note, 9.25%, 5/1/2008                           273,625
        195,000  Hawk Corp., Sr. Note, 10.25%, 12/1/2003                                              212,550
        225,000  (a)(b)International Utility Structures, Inc., Sr. Sub. Note, 10.75%, 2/1/2008        230,625
        500,000  (a)(b)JTM Industries, Inc., Sr. Sub. Note, 10.00%, 4/15/2008                         510,000
        225,000  Johnstown America Industries, Inc., Sr. Sub. Note, 11.75%, 8/15/2005                 250,313
        375,000  Johnstown America Industries, Inc., Sr. Sub. Note, 11.75%, 8/15/2005                 417,188
        525,000  MMI Products, Inc., Sr. Sub. Note, 11.25%, 4/15/2007                                 577,500
        550,000  Neenah Corp., Sr. Sub. Note, 11.125%, 5/1/2007                                       602,250
   Principal
    Amount                                                                                           Value
                 Corporate Bonds--continued
                 Industrial Products & Equipment--continued
     $  500,000  Unifrax Investment Corp., Sr. Note, 10.50%, 11/1/2003                             $  525,000
        875,000  (a)(b)WESCO Distribution, Inc., Sr. Sub. Note, 9.125%, 6/1/2008                      870,625
        500,000  (a)(b)WESCO International, Inc., Sr. Disc. Note, 0/11.125%, 6/1/2008                  295,000
Total                                                                                                8,022,301
                 Leisure & Entertainment--4.9%
      1,164,000  AMF Group, Inc., Sr. Sub. Disc. Note, 0/12.25%, 3/15/2006                             937,020
        925,000  Premier Parks, Inc., Sr. Disc. Note, 0/10.00%, 4/1/2008                               619,750
        850,000  Premier Parks, Inc., Sr. Note, 12.00%, 8/15/2003                                      945,625
        250,000  Premier Parks, Inc., Sr. Note, 9.25%, 4/1/2006                                        259,063
        175,000  Premier Parks, Inc., Sr. Note, 9.75%, 1/15/2007                                       190,969
      1,100,000  (a)(b)Regal Cinemas, Inc., Sr. Sub. Note, 9.50%, 6/1/2008                           1,116,500
      1,325,000  Six Flags Theme Parks, Sr. Sub. Disc. Note, 0/12.25%, 6/15/2005                     1,510,500
      3,500,000  Viacom, Inc., Sub. Deb., 8.00%, 7/7/2006                                            3,626,875
Total                                                                                                9,206,302
                 Machinery & Equipment--1.2%
        500,000  Alvey Systems, Inc., Sr. Sub. Note, 11.375%, 1/31/2003                                543,750
        900,000  Clark Material Handling Corp., Sr. Note, 10.75%, 11/15/2006                           958,500
        500,000  (a)(b)National Equipment Services, Inc., Sr. Sub. Note, 10.00%, 11/30/2004            507,500
        244,000  Tokheim Corp., Sr. Sub. Note, 11.50%, 8/1/2006                                        281,820
Total                                                                                                2,291,570
                 Metals & Mining--0.4%
        500,000  (a)(b)AEI Holding Co., Inc., Sr. Note, 10.00%, 11/15/2007                             501,250
        400,000  Royal Oak Mines, Inc., Sr. Sub. Note, 11.00%, 8/15/2006                               342,000
Total                                                                                                  843,250
Oil & Gas--3.7%
        475,000  Abraxas Petroleum Corp., Sr. Note, 11.50%, 11/1/2004                                  491,625
        525,000  (a)(b)Chiles Offshore, LLC, Sr. Note, 10.00%, 5/1/2008                                509,250
        525,000  DI Industries, Inc., Sr. Note, 8.875%, 7/1/2007                                       509,250
        875,000  Dailey Petroleum Services Corp., Company Guarantee, 9.50%, 2/15/2008                  861,875
        950,000  Forcenergy Gas Exploration, Inc., Sr. Sub. Note, 8.50%, 2/15/2007                     902,500
        600,000  Forcenergy Gas Exploration, Inc., Sr. Sub. Note, 9.50%, 11/1/2006                     606,000
        400,000  KCS Energy, Inc., Sr. Sub. Note, 8.875%, 1/15/2008                                    382,000
        200,000  (a)(b)Nuevo Energy Co., Sr. Sub. Note, 8.875%, 6/1/2008                               203,500
        675,000  Ocean Energy, Inc., Sr. Sub. Note, 10.375%, 10/15/2005                                745,875
     $  350,000  Pacalta Resources Ltd., Sr. Note, 10.75%, 6/15/2004                                $  350,000
        825,000  Pride Petroleum Services, Inc., Sr. Note, 9.375%, 5/1/2007                            872,438
        800,000  (a)(b)Universal Compression Holdings, Inc., Sr. Disc. Note, 0/9.875%, 2/15/2008       508,000
Total                                                                                                6,942,313
                 Printing & Publishing--1.9%
         750,000  Affiliated Newspaper Investments, Inc., Sr. Disc. Note, 0/13.25%, 7/1/2006        731,250
         150,000  Garden State Newspapers, Inc., Sr. Sub. Note, 12.00%, 7/1/2004                    167,250
       1,125,000  Garden State Newspapers, Inc., Sr. Sub. Note, 8.75%, 10/1/2009                  1,147,500
         450,000  Hollinger International Publishing, Inc., Sr. Sub. Note, 9.25%, 2/1/2006          472,500
         475,000  Hollinger International Publishing, Inc., Sr. Sub. Note, 9.25%, 3/15/2007         498,750
         550,000  Ziff-Davis, Inc., Sr. Sub. Note, 8.50%, 5/1/2008                                  558,250
Total                                                                                             3,575,500
                  Real Estate--0.2%
         335,000  Trizec Finance Ltd., Sr. Note, 10.875%, 10/15/2005                                378,550
 Retailers--0.5%
         425,000  Brylane Capital Corp., Sr. Sub. Note, 10.00%, 9/1/2003                            449,438
         525,000  Leslie's Poolmart, Inc., Sr. Note, 10.375%, 7/15/2004                             553,875
Total                                                                                             1,003,313
  Services--0.6%
         625,000  Coinmach Corp., Sr. Note, 11.75%, 11/15/2005                                      700,000
         425,000  (a)(b)SITEL Corp., Sr. Sub. Note, 9.25%, 3/15/2006                                414,375
Total                                                                                             1,114,375
     Steel--1.0%
         500,000  GS Technologies Operating Co., Inc., Sr. Note, 12.00%, 9/1/2004                   543,750
         475,000  GS Technologies Operating Co., Inc., Sr. Note, 12.25%, 10/1/2005                  527,250
         450,000  Ryerson Tull, Inc., Note, 8.50%, 7/15/2001                                        470,250
         325,000  Ryerson Tull, Inc., Sr. Note, 9.125%, 7/15/2006                                   362,375
Total                                                                                             1,903,625
                  Surface Transportation--3.4%
         650,000  Allied Holdings, Inc., Sr. Note, 8.625%, 10/1/2007                                656,500
         700,000  AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%, 11/15/2005                  409,500
         450,000  Chemical Leaman Corp., Sr. Note, 10.375%, 6/15/2005                               478,125
         850,000  Gearbulk Holding Limited, Sr. Note, 11.25%, 12/1/2004                             932,875
         500,000  Statia Terminals International N.V., 1st Mtg. Note, 11.75%, 11/15/2003            525,000
      $1,500,000  Stena AB, Sr. Note, 10.50%, 12/15/2005                                         $1,638,750
         750,000  Stena AB, Sr. Note, 8.75%, 6/15/2007                                              755,625
         300,000  Stena Line AB, Sr. Note, 10.625%, 6/1/2008                                        305,625
         725,000  (a)(b)The Holt Group, Inc., Sr. Note, 9.75%, 1/15/2006                            714,125
Total             6,416,125
                  Telecommunications & Cellular--18.2%
       1,000,000  (a)(b)American Cellular Corp., Sr. Note, 10.50%, 5/15/2008                      1,002,500
         250,000  Arch Communications, Inc., Sr. Disc. Note, 0/10.875%, 3/15/2008                   140,000
        500,000  (a)(b)Arch Communications, Inc., Sr. Note, 12.75%, 7/1/2007                         507,500
      1,500,000  Call-Net Enterprises, Inc., Sr. Disc. Note, 0/9.27%, 8/15/2007                    1,057,500
        550,000  Comcast Cellular Holdings, Inc., Sr. Note, 9.50%, 5/1/2007                          577,500
        700,000  E.Spire Communications, Inc., Sr. Disc. Note, 0/12.75%, 4/1/2006                    542,500
        250,000  E.Spire Communications, Inc., Sr. Note, 13.75%, 7/15/2007                           286,875
        250,000  Esprit Telecom Group PLC, Sr. Note, 11.50%, 12/15/2007                              258,438
        925,000  Hermes Europe Railtel B.V., Sr. Note, 11.50%, 8/15/2007                           1,040,625
        400,000  HighwayMaster Communications, Inc., Sr. Note, 13.75%, 9/15/2005                     300,000
      1,450,000  (a)(b)ICG Services, Inc., Sr. Disc. Note, 0/9.875%, 5/1/2008                        848,250
        350,000  (a)(b)IXC Communications, Inc., Sr. Sub. Note, 9.00%, 4/15/2008                     352,625
      1,225,000  Intermedia Communications, Inc., Sr. Disc. Note, 0/11.25%, 7/15/2007                900,375
      1,400,000  Intermedia Communications, Inc., Sr. Disc. Note, 0/12.50%, 5/15/2006              1,155,000
        450,000  (a)(b)Intermedia Communications, Inc., Sr. Note, 8.60%, 6/1/2008                    457,875
        450,000  Intermedia Communications, Inc., Sr. Note, 8.875%, 11/1/2007                        462,375
      2,900,000  (a)(b)Level 3 Communications, Inc., Sr. Note, 9.125%, 5/1/2008                    2,842,000
      1,125,000  McLeod, Inc., Sr. Disc. Note, 0/10.50%, 3/1/2007                                    843,750
        375,000  (a)McLeod, Inc., Sr. Note, 8.375%, 3/15/2008                                        375,938
        400,000  McLeod, Inc., Sr. Note, 9.25%, 7/15/2007                                            417,000
        250,000  MetroNet Communications Corp., Sr. Disc. Note, 0/10.75%, 11/1/2007                  164,375
        800,000  MetroNet Communications Corp., Sr. Note, 12.00%, 8/15/2007                          904,000
      1,275,000  (a)(b)MetroNet Escrow Corp., Sr. Disc. Note, 0/9.95%, 6/15/2008                     795,281
      1,550,000  Millicom International Cellular S. A., Sr. Disc. Note, 0/13.50%, 6/1/2006         1,205,125
      2,050,000  NEXTEL Communications, Inc., Sr. Disc. Note, 0/10.65%, 9/15/2007                  1,399,125
      1,775,000  (a)(b)NEXTEL Communications, Inc., Sr. Disc. Note, 0/9.95%, 2/15/2008             1,151,531
        600,000  (a)(b)NEXTLINK Communications, Inc., Sr. Disc. Note, 0/9.45%, 4/15/2008             370,500
      1,000,000  (a)(b)NEXTLINK Communications, Inc., Sr. Note, 9.00%, 3/15/2008                   1,000,000
   Principal
    Amount
   or Shares                                                                                        Value
                 Corporate Bonds--continued
                 Telecommunications & Cellular--continued
     $  600,000  (a)(b)Nextel International, Inc., Sr. Disc. Note, 0/12.125%, 4/15/2008           $  352,500
      1,500,000  Paging Network, Inc., Sr. Sub. Note, 10.00%, 10/15/2008                           1,565,625
        800,000  (a)(b)Pathnet, Inc., Unit, 12.25%, 4/15/2008                                        852,000
        300,000  PsiNet, Inc., Sr. Note, 10.00%, 2/15/2005                                           308,250
      1,875,000  Qwest Communications International, Inc., Sr. Disc. Note, 0/9.47%, 10/15/2007     1,408,594
        600,000  Qwest Communications International, Inc., Sr. Note, 10.875%, 4/1/2007               693,000
        900,000  Rogers Cantel Mobile, Inc., Sr. Sub. Note, 8.80%, 10/1/2007                         896,625
        450,000  Sygnet Wireless, Inc., Sr. Note, 11.50%, 10/1/2006                                              495,000
        650,000  Telesystem International Wireless, Inc., Sr. Disc. Note, 0/10.50%, 11/1/2007                    388,375
      1,525,000  Telesystem International Wireless, Inc., Sr. Disc. Note, 0/13.25%, 6/30/2007                  1,010,313
        800,000  (a)(b)Teligent, Inc., Sr. Disc. Note, 0/11.50%, 3/1/2008                                        440,000
        875,000  Teligent, Inc., Sr. Note, 11.50%, 12/1/2007                                                     885,938
      1,575,000  (a)(b)Triton PCS, Inc., Sr. Disc. Note, 0/11.00%, 5/1/2008                                      893,813
        500,000  (a)(b)US Xchange, LLC, Sr. Note, 15.00%, 7/1/2008                                               516,250
        350,000  USA Mobile Communications, Inc., Sr. Note, 9.50%, 2/1/2004                                      320,250
        700,000  Vanguard Cellular Systems, Inc., Deb., 9.375%, 4/15/2006                                        738,500
        300,000  (a)(b)Viatel, Inc., Unit, 0/12.50%, 4/15/2008                                                   184,500
        825,000  (a)(b)Viatel, Inc., Unit, 11.25%, 4/15/2008                                                     870,375
Total                                                                                                         34,178,471
Utilities--0.5%
        525,000  El Paso Electric Co., 1st Mtg. Note, 9.40%, 5/1/2011                                            607,042
        350,000  Niagara Mohawk Power Corp., Sr. Disc. Note, Series H, 0/8.50%, 7/1/2010                         242,557
Total                                                                                                            849,599
Total Corporate Bonds (identified cost $166,860,849)                                                         169,869,949
                 Preferred Stocks--5.2%
Banking--0.1%
         10,000  California Federal Preferred Capital Corp., REIT Perpetual Pfd. Stock, Series A, $2.28          273,125
                 Broadcast Radio & TV--1.8%
            600  (a)(b)Benedek Communications Corp., Sr. Exchangeable PIK                                        606,000
          5,924  Capstar Broadcasting Partners, Inc., Sr. Pfd., $12.00                                           670,893
          2,500  Chancellor Media Corp., PIK Pfd., Series A, 12.25%                                              360,000
            450  Cumulus Media, Inc., Cumulative Sr. Red. Pfd. Stk., Series A, $13.75                            462,375
          4,252  SFX Broadcasting, Inc., Exchangeable Pfd. Stock, Series E                                       508,114
    Shares                                                                                                     Value
                 Preferred Stocks--continued
                 Broadcast Radio & TV--continued
          7,300  Sinclair Broadcast Group, Inc., Pfd., $11.63                                               $    799,350
Total                                                                                                          3,406,732
                 Cable Television--1.0%
          6,300  CBS Radio Inc., Exchangeable Pfd. Stock                                                         732,375
            158  Echostar Communications Corp., Sr. Red. Pfd. Stk., $12.13                                       175,380
            787  Pegasus Communications Corp., PIK Pfd., Series A, 12.75%                                        889,310
Total                                                                                                          1,797,065
                 Food Services--0.2%
          3,592  Nebco Evans Holding Co., Exchangeable Pfd. Stock                                                365,037
                 Healthcare--0.1%
          1,750  (a)(b)River Holding Corp., Sr. Exchangeable PIK                                                 166,250
                 Industrial Products & Equipment--0.1%

  150              Fairfield Manufacturing Co., Inc., Exchangeable Pfd. Stock                       162,750
  100              (a)(b)International Utility Structures, Inc., Unit, $13.00                       109,500
  Total                                                                                             272,250
                   Printing & Publishing--1.3%
  2,000            Primedia, Inc., Exchangeable Pfd. Stock, Series G                                195,000
  14,400           Primedia, Inc., Pfd., $9.20                                                    1,476,000
  7,000            Primedia, Inc., Pfd., Series D, $10.00                                           731,500
  Total                                                                                           2,402,500
                   Telecommunications & Cellular--0.4%
  128              (a)(b)NEXTEL Communications, Inc., Exchangeable Pfd. Stock, Series E, $11.13     132,480
  520              NEXTEL Communications, Inc., Pfd.                                                585,000
  Total                                                                                             717,480
Utilities--0.2%
  3,207            El Paso Electric Co., PIK Pfd., Series A, 11.40%                                 354,374
          Total Preferred Stocks (identified cost $9,017,214)                                     9,754,813
                   Common Stocks--0.0%
                   Broadcast Radio & Tv--0.0%
  800              (a)Sullivan Broadcast Holdings Inc., Class B                                      24,000
                   Business Equipment & Services--0.0%
  300              (a)(b)Electronic Retailing Systems International, Inc., Warrants                   3,000
                   Cable Television--0.0%
  200              Australis Holdings Property Ltd., Warrants                                             0

    Shares or
    Principal
     Amount                                                                                        Value
                   Common Stocks--continued
                   Cable Television--continued
  338              (a)Pegasus Communications Corp.                                               $    7,098
  550              Pegasus Communications Corp., Warrants                                            18,150
  1,175            UIH Australia/Pacific, Warrants                                                    6,521
  450              (a)Wireless One, Inc., Warrants                                                        0
  Total                                                                                              31,769
                   Chemicals & Plastics--0.0%
  425              (a)Sterling Chemicals Holdings, Inc., Warrants                                    10,200
                   Consumer Products--0.0%
  50               (a)Hosiery Corp. of America, Inc.                                                    263
                                                          Ecological Services & Equipment--0.0%
  960              (a)ICF Kaiser International, Inc., Warrants                                          240
                   Printing & Publishing--0.0%
  50               (a)Affiliated Newspaper Investments, Inc.                                          6,000
Steel--0.0%
  100              (a)(b)Bar Technologies, Inc., Warrants                                             5,500

                                         Telecommunications & Cellular--0.0%
      375           (a)Cellular Communications International, Inc., Warrants                             15,000
      400           HighwayMaster Communications, Inc., Warrants                                          1,000
      800           (a)(b)MetroNet Communications Corp., Warrants                                        38,100
        Total                                                                                            54,100
          Total Common Stocks (identified cost $25,590)                                                 135,072
                    U.S. Treasury--1.1%
      $2,000,000    United States Treasury Note, 5.50%, 2/15/2008 (identified cost $1,995,625)        1,999,800
                    (c)Repurchase Agreements--2.1%
      4,010,000     BT Securities Corp., 5.87%, dated 6/30/1998, due 7/1/1998 (at amortized cost)     4,010,000
          Total Investments (identified cost $181,909,278)(d)                                      $185,769,634

(a) Non-income producing security.
(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At June 30, 1998, these securities amounted to $31,892,705 which represents 16.9% of net assets.
(c) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.
(d) The cost of investments for federal tax purposes amounts to $181,909,278. The net unrealized appreciation of investments on a federal tax basis amounts to $3,860,356 which is comprised of $6,108,213 appreciation and $2,247,857 depreciation at June 30, 1998.

Note: The categories of investments are shown as a percentage of net assets
      ($188,272,379) at June 30, 1998.

The following acronyms are used throughout this portfolio:

GTD  --Guaranty
LLC  --Limited Liability Corporation
LP  --Limited Partnership
PIK  --Payment in Kind
PLC  --Public Limited Company
REIT  --Real Estate Investment Trust

(See Notes which are an integral part of the Financial Statements)

                      STATEMENT OF ASSETS AND LIABILITIES

                       Federated High Income Bond Fund II

                           June 30, 1998 (unaudited)

Assets:
Total investments in securities, at value
  (identified and tax cost $181,909,278)                                            $185,769,634
Cash                                                                                      12,220
Income receivable                                                                      3,212,084
Prepaid expenses                                                                           2,570
Deferred organizational costs                                                              8,036
 Total assets                                                                        189,004,544
Liabilities:
Payable for investments purchased                            $    716,969
Payable for taxes withheld                                          1,986
Accrued expenses                                                   13,210
 Total liabilities                                                                       732,165
Net Assets for 17,019,535 shares outstanding                                        $188,272,379
Net Assets Consist of:
Paid in capital                                                                     $175,438,313
Net unrealized appreciation of investments                                             3,860,356
Accumulated net realized gain on investments                                             874,406
Undistributed net investment income                                                    8,099,304
 Total Net Assets                                                                   $188,272,379
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$188,272,379 (divided) 17,019,535 shares outstanding                                      $11.06

(See Notes which are an integral part of the Financial Statements)


                            STATEMENT OF OPERATIONS

Federated High Income Bond Fund II
Six Months Ended June 30, 1998 (unaudited)
Investment Income:
Dividends                                                                   $   482,633
Interest                                                                      7,917,203
 Total income                                                                 8,399,836
Expenses:
Investment advisory fee                                     $   525,538
Administrative personnel and services fee                        66,341
Custodian fees                                                    6,514
Transfer and dividend disbursing agent fees and expenses         12,091
Directors'/Trustees' fees                                         1,085
Auditing fees                                                     6,409
Legal fees                                                        1,525
Portfolio accounting fees                                        27,667
Share registration costs                                          4,869
Printing and postage                                             24,131
Insurance premiums                                                1,601
Miscellaneous                                                     9,418
 Total expenses                                                 687,189
   Net investment income                                                      7,712,647
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments                                              1,387,938
Net change in unrealized depreciation of investments                         (2,453,644)
Net realized and unrealized loss on investments                              (1,065,706)
   Change in net assets resulting from operations                           $ 6,646,941

(See Notes which are an integral part of the Financial Statements)



                       STATEMENT OF CHANGES IN NET ASSETS

                       Federated High Income Bond Fund II

                                                                                           Six Months
                                                                                             Ended        Year Ended
                                                                                          (unaudited)    December 31,
                                                                                         June 30, 1998       1997
Increase (Decrease) in Net Assets:
Operations--
Net investment income                                                                     $  7,712,647   $  9,247,185
Net realized gain on investments ($1,387,938 net gain and $1,099,230 net gain,
respectively, as computed for federal tax purposes)                                          1,387,938        993,291
Net change in unrealized appreciation (depreciation)                                        (2,453,644)     3,934,285
 Change in net assets resulting from operations                                              6,646,941     14,174,761
Distributions to Shareholders--
Distributions from net investment income                                                    (3,656,789)    (5,313,534)
Distributions from net realized gains                                                       (1,504,625)      (286,146)
 Change in net assets resulting from distributions to shareholders                          (5,161,414)    (5,599,680)
Share Transactions--
Proceeds from sale of shares                                                                64,169,810    110,484,533
Net asset value of shares issued to shareholders in payment of distributions declared        5,161,412      5,598,277
Cost of shares redeemed                                                                    (38,707,998)   (34,537,573)
 Change in net assets resulting from share transactions                                     30,623,224     81,545,237
   Change in net assets                                                                     32,108,751     90,120,318
Net Assets:
Beginning of period                                                                        156,163,628     66,043,310
End of period (including undistributed net investment income of $8,099,304 and
$4,043,446, respectively)                                                                 $188,272,379   $156,163,628

(See Notes which are an integral part of the Financial Statements)


                              FINANCIAL HIGHLIGHTS

                       Federated High Income Bond Fund II

(For a share outstanding throughout each period)
                                   Six Months
                                      Ended
                                   (unaudited)
                                                            June 30,             Year Ended December 31,
                                                              1998       1997    1996    1995     1994(a)
Net asset value, beginning of period                           $10.95   $10.24   $9.79    $8.87  $10.00
Income from investment operations
 Net investment income                                           0.45     0.88    0.88     0.85    0.75
 Net realized and unrealized gain (loss) on investments         (0.01)    0.48    0.45     0.89   (1.12)
 Total from investment operations                                0.44     1.36    1.33     1.74   (0.37)
Less distributions
 Distributions from net investment income                  (0.26)     (0.61)    (0.88)    (0.82)     (0.75)
 Distributions in excess of net investment income(d)          --         --        --        --      (0.01)
 Distributions from net realized gain on investments       (0.07)     (0.04)       --        --         --
 Total distributions                                       (0.33)     (0.65)    (0.88)    (0.82)     (0.76)
Net asset value, end of period                          $  11.06   $  10.95   $ 10.24   $  9.79   $   8.87
Total return(b)                                             4.02%     13.83%    14.31%    20.38%     (3.73%)
Ratios to average net assets
 Expenses                                                 0.78%*       0.80%     0.80%     0.80%    0.41%*
 Net investment income                                    8.79%*       8.70%     9.23%     9.27%    9.11%*
 Expense waiver/reimbursement(c)                          0.00%*       0.09%     0.59%     3.40%   10.01%*
Supplemental data
Net assets, end of period (000 omitted)                 $188,272   $156,164   $66,043   $20,165   $  1,457
Portfolio turnover                                            33%        52%       51%       48%        18%

 * Computed on an annualized basis.
(a) Reflects operations for the period from February 2, 1994 (date of initial public investment) to December 31, 1994. For the period from December 9, 1993 (start of business) to February 1, 1994, the Fund had no public investment.
(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

(See Notes which are an integral part of the Financial Statements)


                         NOTES TO FINANCIAL STATEMENTS

                       Federated High Income Bond Fund II

                           June 30, 1998 (unaudited)

Organization

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated High Income Bond Fund II (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective is to seek high current income.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

Listed corporate bonds are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

                       Federated High Income Bond Fund II

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Additional information on each restricted security held at June 30, 1998 is as follows:

                     Security                       Acquisition Date   Acquisition Cost
Accuride Corp., Sr. Sub. Note                       01/15/98-02/03/98        $  174,906
Big City Radio, Inc., Sr. Disc. Note                         03/17/98           829,261
American Business Information, Sr. Sub. Note                 06/12/98           750,000
U.S. Office Products Co., Sr. Sub. Note                      06/05/98           995,380
United Stationers Supply Co., Sr. Sub. Note                  04/09/98           250,000
Diva Systems Corp., Unit                            02/11/98-02/12/98           525,301
Lenfest Communications Inc., Sr. Sub. Note                   01/30/98           299,178
NTL, Inc.                                           03/06/98-06/12/98           963,247
Polymer Group, Inc., Sr. Sub. Note                  02/27/98-03/17/98           659,563
Eagle Picher Industries, Inc., Sr. Sub. Note        02/19/98-03/12/98           954,305
Chattem, Inc., Sr. Sub. Note                                 03/20/98           450,000
Diamond Brands Operating Corp., Sr. Sub. Note                04/15/98           200,500
Diamond Brands, Inc., Sr. Disc. Deb.                         04/15/98           138,133
Sealy Corporation, Sr. Sub. Note                             12/11/97           200,000
Sealy Mattress Co., Sr. Sub. Disc. Note                      12/11/97           202,742
The Boyds Collection, Ltd., Sr. Sub. Note           04/16/98-05/20/98           549,500
PX Excrow Corp., Sr. Sub. Disc. Note                02/06/98-03/16/98           254,109
Telecommunications Techniques Co., LLC                       05/14/98         1,000,000
Eagle Family Foods, Inc., Sr. Sub. Note             01/16/98-01/28/98           554,500
Everest Healthcare Services Corp., Sr. Sub. Note             04/30/98           525,000
Hudson Respiratory Care, Inc., Sr. Sub. Note                 04/02/98           275,000
Grove Worldwide, LLC                                         04/22/98           275,000
International Utility Structures, Inc., Sr. Sub. Note    01/27/98-01/28/98      228,438
JTM Industries, Inc. Sr. Sub. Note                                04/17/98      503,125
WESCO Distribution, Inc., Sr. Sub. Note                           05/29/98      872,156
WESCO International, Inc., Sr. Disc. Note                         05/29/98      290,105
Regal Cinemas, Inc., Sr. Sub. Note                                05/21/98    1,098,141
National Equipment Services, Inc., Sr. Sub. Note                  11/20/97      493,835
AEI Holding Co., Inc., Sr. Note                          11/06/97-12/18/97      504,375
Chiles Offshore, LLC                                     04/24/98-05/13/98      523,719
Nuevo Energy Co., Sr. Sub. Note                                   06/03/98      200,000
Universal Compression Holdings, Inc., Sr. Disc. Note     02/13/98-03/24/98      513,375
SITEL Corp., Sr. Sub. Note                                        03/16/98      429,250
The Holt Group, Inc., Sr. Note                           01/14/98-03/13/98      737,688

                       Federated High Income Bond Fund II

                   Security                      Acquisition Date   Acquisition Cost
American Cellular Corp., Sr. Note                05/06/98-06/05/98        $  995,575
Arch Communications, Inc., Sr. Note                       06/24/98           490,245
ICG Services, Inc., Sr. Disc. Note                        04/22/98           910,146
IXC Communications, Inc., Sr. Sub. Note                   04/16/98           350,000
Intermedia Communications, Inc., Sr. Note                 05/21/98           450,000
Level 3 Communications, Inc., Sr. Note           04/23/98-05/20/98         2,870,064
MetroNet Escrow Corp., Sr. Disc. Note                     06/04/98           792,522
NEXTEL Communications, Inc., Sr. Disc. Note      02/06/98-06/08/98         1,135,401
NEXTLINK Communications, Inc., Sr. Disc. Note             03/27/98           385,665
NEXTLINK Communications, Inc., Sr. Note                   02/26/98           997,980
Nextel International, Inc., Sr. Disc. Note                03/09/98           341,705
Pathnet, Inc., Unit                                       04/01/98           800,000
Teligent, Inc., Sr. Disc. Note                   03/18/98-03/19/98           466,829
Triton PCS, Inc., Sr. Disc. Note                          04/29/98           939,001
US Xchange, LLC, Sr. Note                                 06/22/98           500,000
Viatel, Inc., Unit, 0/12.50%                              04/03/98           183,054
Viatel, Inc., Unit, 11.25%                                04/03/98           864,848
Benedek Communications Corp.                              05/07/98           600,000
River Holding Corp.                                       04/02/98           175,000
International Utility Structures, Inc., Unit              01/27/98           100,000
NEXTEL Communications, Inc.                      02/06/98-05/01/98           128,219
Electronic Retailing Systems
International, Inc., Warrants                    01/31/97-06/17/97            10,407
Bar Technologies, Inc., Warrants                          08/28/96             5,588
MetroNet Communications Corp., Warrants                   12/31/97                 0
Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other
Investment transactions are accounted for on the trade date.

Shares of Beneficial Interest
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                                                     Period Ended   Year Ended
                                                                    June 30, 1998  December 31,1997
Shares sold                                                            5,776,572   10,549,129
Shares issued to shareholders in payment of distributions declared       469,646      543,973
Shares redeemed                                                       (3,488,350)  (3,281,443)
 Net change resulting from share transactions                          2,757,868    7,811,659

                       Federated High Income Bond Fund II

Investment Advisory Fee and Other Transactions with Affiliates
Investment Advisory Fee

Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

Organizational Expenses

Organizational and/or start-up administrative service expenses of $47,820 were borne initially by Adviser. The Fund has agreed to reimburse the Adviser for these expenses. These expenses have been deferred and are being amortized over the five-year period following the Fund's effective date.

General
Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Investment Transactions

Purchases and sales of investments, excluding short-term securities, for the period ended June 30, 1998, were as follows:

Purchases                                                 $89,767,905
Sales                                                     $56,020,120

Year 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

                                    TRUSTEES

                                John F. Donahue

                                Thomas G. Bigley

                              John T. Conroy, Jr.

                            Nicholas P. Constantakis

                              William J. Copeland

                             J. Christopher Donahue

                              James E. Dowd, Esq.

                            Lawrence D. Ellis, M.D.

                         Edward L. Flaherty, Jr., Esq.

                                Peter E. Madden

                       John E. Murray, Jr., J.D., S.J.D.

                                Wesley W. Posvar

                               Marjorie P. Smuts


                                    OFFICERS

                                John F. Donahue
                                    Chairman

                             J. Christopher Donahue
                                   President

                               Edward C. Gonzales
                            Executive Vice President

                               John W. McGonigle
                      Executive Vice President, Treasurer,

                                 and Secretary

                               Richard B. Fisher
                                 Vice President

                               Matthew S. Hardin
                              Assistant Secretary

Variable funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the trust's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.


                                        Federated
                                        High Income
                                        Bond Fund II

                                        Federated Insurance Series


Federated Securities Corp., Distributor

Federated Investors, Inc.
Federated Invesotrs Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

1-800-341-7400

www.federatedinvestors.com

                                        Semi-Annual Report
                                        to Shareholders
                                        June 30, 1998

Cusip 313916306
G00433-02 (8/98)







                              PRESIDENT'SMESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report for Federated Utility Fund II, a portfolio of Federated Insurance Series.

This report covers the six-month period from January 1, 1998, through June 30, 1998. It begins with a commentary by the fund's portfolio managers, which is followed by a complete listing of the fund's utility holdings and the fund's financial statements.

Federated Utility Fund II helps shareholders participate in the income and growth opportunities of a market that provides critical, ongoing services to the U.S. and other nations.*

For the six-month reporting period ended June 30, 1998, the fund produced a total return of 4.92%.** Contributing to the total return were dividend income totaling $0.13 per share, capital gains totaling $0.81 per share, and a net asset value change of ($0.23) per share. On June 30, 1998, total net assets reached $125.5 million.

Thank you for participating in the income and growth opportunities of U.S. and foreign utility stocks through Federated Utility Fund II. As always, we welcome your comments and suggestions.

Sincerely,

/s/ J. Christopher Donahue

J. Christopher Donahue
President
August 15, 1998

 * Utility securities are interest rate sensitive and a rise in interest rates can cause their value to fall.

 ** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance information does not reflect the charges and expenses of a variable annuity or variable life insurance contract.



                               INVESTMENT REVIEW

It was a mixed second quarter of 1998 for the overall market and for utilities. The Standard & Poor's 500 Index ("S&P 500"),* which had declined through the first two months of the quarter, surged to finish the quarter up 3.30%. Among utilities, telecommunications stocks, which have moved with the market since the beginning of 1997, also lost their momentum in the quarter. Telecom stocks fell 3.93%, but are still up 13.25% since December 31. Other utility sectors fared better in the quarter. The S & P Utility Index** returned 1.21% on the strength of natural gas stocks, which returned 6.05%. (Gas stocks are up 11.98% this year.) Electric companies were flat (.09%) in the quarter and are up 5.54% year-to-date. The Federated Utility Fund II returned (1.26%) in the quarter and 4.92%*** for the six month reporting period ended June 30, 1998.

In electric industry developments, prospects continue to improve. First, Peco Energy, our fifth-largest holding, rose 32% in the quarter after reaching a settlement with the Pennsylvania utility commission. Second, industry consolidation has the potential to boost share prices. A recent example is Consolidated Edison's takeover of Orange and Rockland at a 38% premium. Third, utility managements and boards of directors are becoming more supportive of shareholder interests. Entergy's stock, for example, rose 12% when its unpopular CEO resigned under shareholder pressure. In addition, management ownership of company stock has increased sharply in the past year, though it is still much less than that of other industries. Fourth, electric stocks are supported by an average 4.7% dividend yield (versus 1.4% for the S & P 500) and by some of the lowest valuations on record versus the S & P 500.

In the natural gas sector, commodity prices are unexpectedly strong. Despite an extraordinarily mild winter that left high gas storage levels, gas prices are high this summer. The outage of substantial generating capacity and an early-summer heat wave caused record prices for Midwest wholesale electricity and high demand for gas for power generation. Enron, our sixth-largest holding, rose 16.5% in the quarter in part because its trading division was astutely "long" on Midwest power.

Gas companies have valuable assets and management skills as the gas and electric markets converge into a competitive market for power in the U.S. This "convergence" continued in the quarter with the completed merger of a California electric utility (Enova) and a California gas utility (Pacific Enterprises) to form Sempra Energy, the largest combined gas and electric utility in the country.

Merger activity also continued internationally. Texas Utilities acquired the Energy Group of Britain. In addition, British utilities pursued electric utilities in two of the most attractive states, Florida (Florida Progress) and Texas (Houston Industries).

Consolidation occurred in the telecommunications sector as well, but the near-term effect was generally negative for the stocks. AT & T, a large holding of the fund, announced a merger with Telecommunications Inc., the largest cable company. AT & T's stock fell 16% after the announcement and 13% for the full quarter. Bell Atlantic fell 11% in the quarter, and the regional Bell company stocks generally fell on the AT & T news because of increased competition, higher costs to upgrade phone networks, and falling prices for phone service. Conversely, European regulators approved the merger of MCI, our second-largest holding, with Worldcom. MCI rose 17.4% in the quarter.

Among non-U.S. utilities, European utilities have risen sharply this year. Viag of Germany, our largest foreign holding, rose 26% in the quarter on restructuring progress. Latin American telecom stocks, however, have lagged as problems in Asia have depressed emerging markets. After falling more than 10% this year, Latin telecom stocks are at unusual discounts relative to their growth prospects. Attention in the region is centered on the imminent breakup of Brazil's Telebras into 12 companies, similar to the breakup of AT & T in 1984. We hold four Latin telecoms that comprise 2% of the fund.

* Standard & Poor's 500 Index is an unmanged composite index of common stocks in industrial, transportation, and financial and public utility companies, and can be used to compare the total returns of funds whose portfolios are invested primarily in common stocks. Investments cannot be made in an index.

** Standard &Poor's Utility Index is an unmanaged index of common stocks from forty different electric and natural gas utilities indicating daily changes in the price of the stocks. Investments cannot be made in an index.

*** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more of less than their original cost. Performance information does not reflect the charges and expenses of a variable annuity or variable life insurance contract.

Our non-utility portion of the fund is an unusually low 10.4% of the fund because utilities are extraordinarily undervalued and the overall stock market (S & P 500) is the most expensive ever. Real Estate Investment Trusts, with 6% dividend yields and 1998 earnings growth that is twice that of the S & P 500, are the primary non-utility investments.

Our strategy continues to emphasize the domestic electric and gas sectors. These sectors are sharply undervalued, their fundamentals are improving, and they offer relative safety in a more difficult stock market environment.

Comments Regarding Recent Purchases and Sales:

Purchases:

Niagara Mohawk Power reached a settlement with New York electric regulators that clears the way for a substantial recovery of cash flow.

Latin American Telecoms are undervalued relative to their local markets and to U.S. telecom companies. Concerns over Asia have pressured emerging markets, including Latin America.

Real Estate Investment Trusts (REITs) have become sharply undervalued after trailing the overall market since last autumn. Equity Office Properties Trust and Apartment Investment & Management Co. are leaders in their sectors.

Sales:

Cincinnati Bell announced the long-awaited breakup of the company into three separate companies. We sold on the good news, and the stock has since fallen 23%.

REITs Associated Estates and Meditrust have deteriorating fundamentals, and a shift to higher-risk businesses, respectively.


                            PORTFOLIO OF INVESTMENTS

                           Federated Utility Fund II

                           June 30, 1998 (unaudited)

                                  Shares                       Value
                           Common Stocks--94.6%
                 Basic Industry--1.1%
         72,500  Barrick Gold Corp.                         $ 1,391,094
                 Consumer Non-Durables--0.9%
         42,800  UST, Inc.                                    1,155,600
                 Electric Utilities: Central--6.8%
         41,600  CMS Energy Corp.                             1,830,400
         35,400  Cinergy Corp.                                1,239,000
         73,200  Illinova Corp.                               2,196,000
         96,500  NIPSCO Industries, Inc.                      2,702,000
         14,500  Utilicorp United, Inc.                         546,469
          2,600  Wisconsin Energy Corp.                          78,975
Total                                                         8,592,844
                 Electric Utilities: East--12.7%
         39,700  BEC Energy                                   1,647,550
         52,700  DQE, Inc.                                    1,897,200
         52,500  New England Electric System                  2,270,625
        138,800  Niagara Mohawk Power Corp.                   2,073,325
        114,600  Peco Energy Co.                              3,344,887
         93,500  Potomac Electric Power Co.                   2,343,344
         67,600  Public Service Enterprises Group, Inc.       2,327,975
Total                                                        15,904,906
                 Electric Utilities: South--16.4%


         72,900  Dominion Resources, Inc.     2,970,675
         31,388  Duke Energy Corp.            1,859,739
         68,600  Entergy Corp.                1,972,250
         35,800  FPL Group, Inc.              2,255,400
         27,900  Florida Progress Corp.       1,147,387
         71,500  Houston Industries, Inc.     2,207,563
         21,600  LG&E Energy Corp.              584,550
         35,800  SCANA Corp.                  1,067,288
         64,800  Southern Co.                 1,794,150
         62,900  TECO Energy, Inc.            1,686,506
         75,500  Texas Utilities Co.          3,142,688
Total                                        20,688,196

                                    Shares                         Value
                           Common Stocks--continued
               Electric Utilities: West--7.9%
       54,000  Edison International                              $1,596,375
       76,000  Montana Power Co.                                  2,641,000
       30,300  New Century Energies, Inc.                         1,376,756
       68,700  Pacificorp                                         1,554,337
       28,800  Pinnacle West Capital Corp.                        1,296,000
       52,800  Puget Sound Energy, Inc.                           1,415,700
Total                                                             9,880,168
               Energy Minerals--0.7%
       19,500  Burlington Resources, Inc.                           839,719
Finance--6.3%
       18,000  Apartment Investment & Management Co., Class A       711,000
       28,649  Avalon Bay Communities, Inc.                       1,088,662
       37,300  Boston Properties, Inc.                            1,286,850
       10,000  Brandywine Realty Trust                              223,750
        8,000  Camden Property Trust                                238,000
       26,500  Duke Realty Investments, Inc.                        626,062
       57,000  Equity Office Properties Trust                     1,617,375
       13,700  Equity Residential Properties Trust                  649,894
       30,000  Liberty Property Trust                               766,875
       30,000  Security Capital Pacific Trust                       675,000
Total                                                             7,883,468
               Major U.S. Telecommunications--18.7%
       44,000  AT&T Corp.                                         2,513,500
       65,100  Ameritech Corp.                                    2,921,362
       66,800  Bell Atlantic Corp.                                3,047,750
       19,600  BellSouth Corp.                                    1,315,650
       26,000  GTE Corp.                                          1,446,250


         67,100  MCI Communications Corp.     3,900,188
         42,272  SBC Communications, Inc.     1,690,880
         58,300  Sprint Corp.                 4,110,150
         52,500  U.S. West, Inc.              2,467,500
Total                                        23,413,230

                                              Shares or
                                              Principal
                                               Amount                                    Value
                 Common Stocks--continued
                 Natural Gas Distribution--10.9%
 31,400          AGL Resources, Inc.                                                  $    624,075
 51,500          Consolidated Natural Gas Co.                                            3,032,062
 24,400          K N Energy, Inc.                                                        1,322,175
 100,200         MCN Corp.                                                               2,492,475
 66,400          MarketSpan Corp.                                                        1,987,850
 26,300          National Fuel Gas Co.                                                   1,145,694
 78,047          Sempra Energy                                                           2,170,688
 39,600          UGI Corp.                                                                 985,050
  Total                                                                                 13,760,069
                 Non-U.S. Utilities--4.4%
 30,000          CPT Telefonica del Peru S.A., Class B, ADR                                613,125
 34,800          Compania Telecomunicacion Chile, ADR                                      706,875
 22,700          Telefonica de Argentina S.A., ADR                                         736,331
 16,200          Telefonos de Mexico, Class L, ADR                                         778,613
 3,900           Viag AG                                                                 2,685,852
  Total                                                                                  5,520,796
                 Oil/Gas Transmission--7.8%
7,950            Columbia Energy Group                                                     442,219
 90,500          El Paso Natural Gas                                                     3,461,625
 64,316          Enron Corp.                                                             3,477,084
 31,100          NGC Corp.                                                                 388,750
 52,000          Sonat, Inc.                                                             2,008,500
  Total                                                                                  9,778,178
  Total Common Stocks (identified cost $103,498,695)                                   118,808,268
                 Convertible Preferred Stock--0.7%
                 Oil/Gas Transmission--0.7%
 5,200           Williams Cos., Inc. (The), Conv. Pfd., $3.50                              825,344
  Total Convertible Preferred Stock (identified cost $360,100)                             825,344
                 Convertible Corporate Bond--1.4%
Finance--1.4%
 $1,750,000      Bell Atlantic Financial Services, Inc., Conv. Bond, 5.75%, 4/1/2003     1,792,665
  Total Convertible Corporate Bond (identified cost $1,795,468)                          1,792,665
                 (a)Repurchase Agreement--3.5%
 $4,350,000      BT Securities Corp., 5.87%, dated 6/30/1998, due 7/1/1998              $4,350,000
          Total Investments (identified cost $110,004,263)(b)                         $125,776,277

(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.
(b) The cost of investments for federal tax purposes amounts to $110,004,263. The net unrealized appreciation of investments on a federal tax basis amounts to $15,772,014 which is comprised of $17,473,734 appreciation and $1,701,720 depreciation at June 30, 1998.

Note: The categories of investments are shown as a percentage of net assets ($125,523,381) at June 30, 1998.

The following acronym is used throughout this portfolio:

ADR--American Depositary Receipt

(See Notes which are an integral part of the Financial Statements)


                      STATEMENT OF ASSETS AND LIABILITIES

                           Federated Utility Fund II

                           June 30, 1998 (unaudited)

Assets:
Total investments in securities, at value
  (identified and tax cost $110,004,263)                                            $125,776,277
Cash                                                                                       1,689
Income receivable                                                                        326,944
Receivable for investments sold                                                        1,090,419
Deferred organizational costs                                                             11,023
 Total assets                                                                        127,206,352
Liabilities:
Payable for investments purchased                               $  1,680,501
Accrued expenses                                                       2,470
 Total liabilities                                                                     1,682,971
Net Assets for 8,929,185 shares outstanding                                         $125,523,381
Net Assets Consist of:
Paid in capital                                                                     $104,059,031
Net unrealized appreciation of investments                                            15,772,014
Accumulated net realized gain on investments and foreign
  currency transactions                                                                3,884,094
Undistributed net investment income                                                    1,808,242
 Total Net Assets                                                                   $125,523,381
Net Asset Value, Offering Price and Redemption Proceeds
  Per Share:
$125,523,381 / 8,929,185 shares outstanding                                               $14.06

(See Notes which are an integral part of the Financial Statements)




                            STATEMENT OF OPERATIONS

                           Federated Utility Fund II

                   Six Months Ended June 30, 1998 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $905)                                          $2,132,627
Interest                                                                                      187,455
 Total income                                                                               2,320,082
Expenses:
Investment advisory fee                                                     $  422,026
Administrative personnel and services fee                                       61,987
Custodian fees                                                                   6,970
Transfer and dividend disbursing agent fees and expenses                        10,985
Directors'/Trustees' fees                                                        1,254
Auditing fees                                                                    6,474
Legal fees                                                                       1,507
Portfolio accounting fees                                                       23,921
Share registration costs                                                         3,840
Printing and postage                                                            20,757
Insurance premiums                                                               1,413
Taxes                                                                              310
Miscellaneous                                                                    9,153
 Total expenses                                                                570,597
Waiver of investment advisory fee                                              (59,295)
 Net expenses                                                                                 511,302
   Net investment income                                                                    1,808,780
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain on investments and foreign currency transactions                          3,937,149
Net change in unrealized appreciation of investments                                         (301,421)
 Net realized and unrealized gain on investments and foreign currency                       3,635,728
   Change in net assets resulting from operations                                          $5,444,508

(See Notes which are an integral part of the Financial Statements)


                       STATEMENT OF CHANGES IN NET ASSETS

                           Federated Utility Fund II

                                                                                        Six Months
                                                                                          Ended
                                                                                       (unaudited)       Year Ended
                                                                                      June 30, 1998   December 31, 1997
Increase (Decrease) in Net Assets:
Operations--
Net investment income                                                                    $1,808,780          $2,632,049
Net realized gain on investments and foreign currency transactions ($3,937,149 and
$6,250,253, respectively, as computed for federal tax purposes)                           3,937,149           6,203,822
Net change in unrealized appreciation/depreciation of investments                          (301,421)         11,041,239
Change in net assets resulting from operations                                            5,444,508          19,877,110
Distributions to Shareholders--
Distributions from net investment income                                                 (1,023,585)         (1,688,915)
Distributions from net realized gains on investments and foreign currency transactions   (6,251,285)         (1,464,468)
 Change in net assets resulting from distributions to shareholders                       (7,274,870)         (3,153,383)
Share Transactions--
Proceeds from sale of shares                                                             31,952,741          37,584,111
Net asset value of shares issued to shareholders in payment of distributions declared     7,274,865           3,153,380
Cost of shares redeemed                                                                 (16,336,022)        (16,556,595)
 Change in net assets resulting from share transactions                                  22,891,584          24,180,896
   Change in net assets                                                                  21,061,222          40,904,623
Net Assets:
Beginning of period                                                                     104,462,159          63,557,536
End of period (including undistributed net investment income
of $1,808,242 and $1,023,047, respectively)                                            $125,523,381        $104,462,159

(See Notes which are an integral part of the Financial Statements)


                              FINANCIAL HIGHLIGHTS

                           Federated Utility Fund II

(For a share outstanding throughout each period)
                                                                                   Six Months
                                      Ended
                                                                                  (unaudited)
                                                           June 30,             Year Ended December 31,
                                                             1998      1997        1996         1995        1994(a)
Net asset value, beginning of period                        $ 14.29   $11.81        $11.03       $ 9.29   $   9.48
Income from investment operations
 Net investment income                                         0.19     0.40          0.42         0.45       0.34
 Net realized and unrealized gain (loss) on investments
       and foreign currency                                    0.52     2.62          0.82         1.74      (0.19)
 Total from investment operations                              0.71     3.02          1.24         2.19       0.15
Less distributions
 Distributions from net investment income                     (0.13)   (0.28)        (0.41)       (0.45)     (0.34)
 Distributions from net realized gain on investments
       and foreign currency transactions                      (0.81)   (0.26)        (0.05)          --         --
Total distributions                                           (0.94)   (0.54)        (0.46)       (0.45)     (0.34)
Net asset value, end of period                              $ 14.06   $14.29        $11.81       $11.03   $   9.29
Total return(b)                                                4.92%   26.63%        11.56%       24.18%      1.12%
Ratios to average net assets
 Expenses                                                    0.91%*     0.85%         0.85%        0.85%    0.60%*
 Net investment income                                       3.21%*     3.41%         3.92%        4.62%    4.77%*
 Expense waiver/reimbursement(c)                             0.11%*     0.27%         0.51%        2.24%   54.83%*
Supplemental data
 Net assets, end of period (000 omitted)                   $125,523   $104,462       $63,558      $29,679    $974
 Average commission rate paid(d)                           $ 0.0532   $ 0.0207       $0.0402          --       --
 Portfolio turnover                                            41%        95%           63%           62%     73%

 * Computed on an annualized basis.
 (a) Reflects operations for the period from April 14, 1994 (date of initial public investment) to December 31, 1994. For the period from December 9, 1993 (start of business) to April 13, 1994, net investment income was distributed to the Fund's adviser.
 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
 (d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)


                         NOTES TO FINANCIAL STATEMENTS

                           Federated Utility Fund II

                           June 30, 1998 (unaudited)

Organization

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Utility Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to achieve high current income and moderate capital appreciation.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

Listed foreign and domestic corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed foreign and domestic equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased.

                           Federated Utility Fund II

Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At June30, 1998, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income, and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on the trade date.

Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                                                    Six Months
                                                                       Ended          Year Ended
                                                                     June 30, 1998  December 31, 1997
Shares sold                                                            2,270,861     2,992,224
Shares issued to shareholders in payment of distributions declared       513,037       267,672
Shares redeemed                                                       (1,166,636)   (1,330,203)
 Net change resulting from share transactions                          1,617,262     1,929,693

                           Federated Utility Fund II

Investment Advisory Fee and Other Transactions with Affiliates
Investment Advisory Fee

Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

Transfer and Dividend Disbursing Agent Fees and Expenses

Fserv, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Organizational Expenses

Organizational expenses of $49,266 were borne initially by Adviser. The Fund has agreed to reimburse the Adviser for these expenses. These expenses have been deferred and are being amortized over the five-year period following the Fund's effective date. For the six months ended June 30, 1998, the Fund expensed $5,399 of its organizational expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Investment Transactions

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 1998, were as follows:

Purchases                                                 $65,763,191
Sales                                                     $43,601,295

Concentration of Credit Risk

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At June 30, 1998, the diversification of non-U.S. countries was as follows:

                Percentage of
Country          Net Assets

Argentina          0.6%
Canada             1.1%
Chile              0.6%
Germany            2.1%
Mexico             0.6%
Peru               0.5%


Year 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

                                    TRUSTEES

                                John F. Donahue

                                Thomas G. Bigley

                              John T. Conroy, Jr.

                            Nicholas P. Constantakis

                              William J. Copeland

                             J. Christopher Donahue

                              James E. Dowd, Esq.

                            Lawrence D. Ellis, M.D.

                         Edward L. Flaherty, Jr., Esq.

                                Peter E. Madden

                       John E. Murray, Jr., J.D., S.J.D.

                                Wesley W. Posvar

                               Marjorie P. Smuts


                                    OFFICERS

                                John F. Donahue
                                    Chairman

                             J. Christopher Donahue
                                   President

                               Edward C. Gonzales
                            Executive Vice President

                               John W. McGonigle
                      Executive Vice President, Treasurer,
                                 and Secretary

                               Richard B. Fisher
                                 Vice President

                               Matthew S. Hardin
                              Assistant Secretary

Variable funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

                                                Federated
                                                Utility
                                                Fund II

                           Federated Insurance Series

Federated Securities Corp., Distributor

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

1-800-341-7400

www.federatedinvestors.com

                                                Semi-Annual Report
                                                to Shareholders
                                                June 30, 1998

Cusip 313916108
G00433-03 (8/98)







                              PRESIDENT'S MESSAGE


Dear Shareholder:

I am pleased to present the Semi-Annual Report for Federated International Equity Fund II, a portfolio of Federated Insurance Series.

The report covers the six-month reporting period from January 1, 1998 through June 30, 1998. It begins with an investment review by the fund's portfolio manager, which is followed by a complete listing of the fund's holdings as well as its financial statements.

This international stock fund is managed to obtain a total return on its assets by investing in large, successful corporations outside the United States.* At the end of the period, the fund's $52.8-million portfolio was invested in 21 countries across 123 common stocks. The fund's largest positions were in the United Kingdom, which represented 17.3% of the portfolio, and Canada, which represented 12% of the portfolio.

During the period, the international stock market--particularly the European region--performed extremely well. As a result, the fund's six-month total return was 30.06%. Contributing to the total return were distributions totaling $0.02 per share and a sizable net asset value increase of $3.68.**

Thank you for joining the growing number of shareholders who are participating in the opportunities of international stocks through the diversification and professional management of Federated International Equity Fund II.

As always, we welcome your comments and suggestions.

Sincerely,

/s/  J. Christopher Donahue

J. Christopher Donahue
President
August 15, 1998

* Foreign investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.




                               INVESTMENT REVIEW

Market Overview

The first quarter 1998 marked a turning point for the international stock markets. For the first time in several years, international stocks, as measured by the benchmark Morgan Stanley Capital International Europe, Australia, and Far East Index ("EAFE Index"),* outperformed the U.S. stock market. The second quarter of the year was characterized by increased volatility in Asia and the emerging markets and a slight correction in Europe, which resulted in an overall slowdown in returns relative to the first quarter.

Throughout the six-month period, strength in Europe continued to drive the international markets, while difficulties in Asia and Latin America held back returns. In addition, threats of a Russian devaluation hurt the emerging markets in Eastern Europe toward the end of June.

Performance

For the first half of its fiscal year--the six-month period from January 1, 1998 through June 30, 1998--the fund produced an extremely strong total return of 30.06%.** This return significantly outpaced the 15.93% total return of the overall international stock market as measured by the EAFE Index. The fund's return also was far greater than the 15.49% average total return of all international equity funds tracked by Lipper Analytical Services, Inc.+

The fund's strong performance can be mainly attributed to security selection, but looking at the overall makeup of the fund a few characteristics should be noted. First, the fund was heavily overweighted versus the EAFE benchmark in Europe, especially in the Southern markets of Italy, Spain and Portugal. Second, the fund had substantial investments in the financial services area and telecommunications, both of which have experienced strong earnings and revenue growth and a re-rating by the markets.


* The Morgan Stanley Capital International Europe, Australia, and Far East Index is a market capitalization-weighted foreign securities index widely used to measure the performance of European, Australian, New Zealand, and Far Eastern stock markets. The index covers approximately 1,020 companies drawn from 18 countries in the above regions. The index values its securities daily in both U.S. dollars and local currency and calculates total returns monthly. This index is unmanaged and investments cannot be made in an index.

** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance information does not reflect the charges and expenses of a variable annuity or variable life insurance contract.

+ Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category indicated. These figures do not reflect sales charges.


Portfolio

The fund's country allocations and top ten holdings as of June 30, 1998 are as follows:

COUNTRY ALLOCATIONS

                          Percentage
                              of
Country                   Net Assets
------------------------------------
United Kingdom              17.3
Canada                      12.0
Switzerland                  9.4
France                       7.9
Italy                        7.8
Netherlands                  7.7
Sweden                       7.4
Spain                        5.7
Portugal                     4.1
Finland                      4.0
Germany                      3.6
Norway                       1.8
Austria                      1.3
Japan                        1.0
Ireland                      1.0
Greece                       0.9
Australia                    0.8
Hungary                      0.7
Denmark                      0.5
Belgium                      0.3
India                       >0.1
TOP 10 HOLDINGS

                                                    Percentage
Name                         Country              of Net Assets
---------------------------------------------------------------
Cable & Wireless
Communications               PLCUnited Kingdom          2.83
Telefonica SA                Spain                      2.42
Kinnevik AB, Class B         Sweden                     2.17
Energis PLC                  United Kingdom             2.02
Orange PLC                   United Kingdom             2.01
Benckiser NV                 Netherlands                1.72
UBS AG                       Switzerland                1.66
CGI Group Inc.               Canada                     1.54
Alcatel Alsthom              France                     1.54
Castellum AB                 Sweden                     1.49
Total Percentage of
portfolio (Net Assets)                                 19.40
Outlook

We are still very positive on the outlook for the European markets going forward; however, we must admit that the strength of these markets in the first half of the year has surprised even us.

We should not be surprised to see some slowdown in the gains or even partial retracement before these markets head higher on a longer-term view. The pieces are in place for much stronger returns from equities in Europe than have historically been recorded due to the creation of the common currency and the nationalization of industries and enterprises.

With regard to Japan, while we retain some exposure to this market through selected stocks such as Sony Music Entertainment, which owns 50% of the Sony Playstation business as well as the rights to the soundtrack for the blockbuster movie "Titanic," we remain skeptical as to the government's ability and/or willingness to engineer an economic turnaround, and we remain skeptical about the securities markets overall. We will continue to look for opportunities to take advantage of the economic carnage in South East Asia, and are looking to add positions in Latin America.

Strategy

We will continue to manage the Federated International Equity Fund II according to a bottom-up, fundamental, stock-picking approach. We believe that choosing the best companies, which are trading at attractive valuations given their long-term business prospects, is the key to long-term capital appreciation.

We will continue to look for opportunities around the world that offer substantial return potential, concentrating our efforts primarily in the developed markets of Europe and Asia, but also taking advantage of the diversification benefits offered by carefully selected investments in emerging markets.



                            PORTFOLIO OF INVESTMENTS

                     Federated International Equity Fund II

                           June 30, 1998 (unaudited)

    Shares                                                                                                     Value
Common Stocks--92.6%
Australia--0.8%
Financial Services--0.3%
      15,000                 (a)AMP Ltd.                                                                     $   175,983
Leisure & Tourism--0.5%
      173,000                (a)TAB Ltd.                                                                         255,587
                                Total Australia                                                                  431,570
Austria--0.0%
                             Banking--0.0%
      8,700                  Bank Austria AG, Rights                                                                 451
Belgium--0.3%
Telecommunications--0.3%
      3,600                  (a)Global TeleSystems Group, Inc., ADR                                              175,500
Canada--12.0%
Broadcasting & Publishing--0.7%
      40,700                 (a)Atlantis Communications, Inc                                                     387,211
                             Business & Public Services--1.5%
      40,000                 (a)Informisssion Group                                                              369,678
      29,000                 Mackenzie Financial Corp.                                                           407,937
                                Total                                                                            777,615
Electrical & Electronics--1.0%
      9,200                  Northern Telecom Ltd.                                                               521,409
                             Electronic Components, Instruments--2.0%
      41,000                 Celestica, Inc.                                                                     768,750
      32,000                 (a)MPACT Immedia Corp.                                                              280,521
                                Total                                                                          1,049,271
Financial Services--1.4%
      5,900                  Investors Group, Inc.                                                               213,098
      10,400                 Newcourt Credit Group, Inc.                                                         510,618
          Total                                                                                                  723,716
Health & Personal Care--1.1%
      32,100                 (a)The Laser Center Inc.                                                            523,530
      2,000                  (a)The Laser Center Inc., ADR                                                        32,750
                                Total                                                                            556,280



                    Federated International Equity Fund II

   Shares                                                                                                       Value
Common Stocks--continued
Canada--continued
                             Pharmaceuticals--1.9%
      21,000                 (a)BioChem Pharma, Inc.                                                         $   556,500
      525                    (a)CliniChem Development, Inc.                                                        3,019
      26,350                 (a)QLT Phototherapeutics                                                            435,123
                                Total                                                                            994,642
Telecommunications--2.4%
      38,200                 (a)CGI Group, Inc.                                                                  815,113
      19,400                 TELUS Corp.                                                                         501,628
                                Total                                                                          1,316,741
          Total Canada                                                                                         6,326,885
Denmark--0.5%
Health & Personal Care--0.5%
      2,100                  Novo-Nordisk, Class B                                                               289,803
Finland--4.0%
Business & Public Services--1.2%
      8,100                  TT Tieto Oyj, Class B                                                               616,251
Multi-Industry--1.3%
      9,400                  Nokia Oyj                                                                           692,002
Real Estate--0.4%
      32,860                 (a) Sponda Oyj                                                                      230,815
Telecommunications--0.6%
      6,600                  Helsingin Puhelin Oyj                                                               307,058
Transportation - Shipping--0.5%
      4,300                  Finnlines Oyj                                                                       266,737
                                Total Finland                                                                  2,112,863
France--7.9%
Banking--0.6%
      2,520                  DEX                                                                                 339,296
Broadcasting & Publishing--1.1%
      3,700                  Societe Television Francaise 1                                                      573,449
Business & Public Services--0.4%
      1,477                  Cap Gemini Sogeti                                                                   232,091
Electrical & Electronics--1.6%
      4,000                  Alcatel Alsthom                                                                     814,463



                    Federated International Equity Fund II

      Shares                                                                                                    Value
Common Stocks--continued
France--continued
Electronic Components, Instruments--1.0%
      32,000                 Bull                                                                            $   521,362
Insurance--2.0%
      4,900                  AXA                                                                                 551,136
      8,060                  Scor SA                                                                             511,274
                                Total                                                                          1,062,410
Pharmaceuticals--1.2%
      5,300                  Sanofi SA                                                                           623,303
                                Total France                                                                   4,166,374
Germany--3.2%
Automobile--0.3%
      723                    BBS Kraftfahrzeugtechnik AG                                                         138,310
Banking--0.3%
      5,000                  Bhf-Bank AG                                                                         190,468
Construction & Housing--0.9%
      13,800                 Tarkett Sommer AG                                                                   459,120
Electronic Components, Instruments--0.8%
      8,400                  (a)Graphisoft N.V.                                                                  242,668
      2,000                  (a)Singulus Technologies AG                                                         196,290
                                Total                                                                            438,958
Machinery & Engineering--0.4%
      2,270                  Mannesmann AG                                                                       233,489
Multi-Industry--0.5%
      700                    Preussag AG                                                                         250,742
                                Total Germany                                                                  1,711,087
Greece--0.9%
Banking--0.1%
      666                    (a)Alpha Credit Bank                                                                 54,050
Energy - Oil & Gas--0.2%
      12,960                 (a)Hellenic Petroleum SA                                                            105,967
Telecommunications--0.1%
      1,600                  (a)STET Hellas Telecommunications SA, ADR                                            66,400
Transportation - Shipping--0.5%
      16,200                 Attica Enterprises SA                                                               234,002
                                Total Greece                                                                     460,419



                    Federated International Equity Fund II

  Shares                                                                                                         Value
Common Stocks--continued
Hungary--0.7%
Banking--0.7%
      7,000                  OTP Bank RT, GDR                                                                $   343,700
India--0.0%
Telecommunications--0.0%
      500                    Mahanagar Telephone Nigam Ltd.                                                        2,104
Ireland--1.0%
Banking--0.2%
      48,000                 Anglo Irish Bank Corp. PLC                                                          129,034
Data Processing & Reproduction--0.4%
      4,300                  (a)Saville Systems Ireland PLC, ADR                                                 215,538
                             Financial Services--0.4%
      15,500                 Irish Permanent                                                                     182,946
                                Total Ireland                                                                    527,518
Italy--7.8%
Automobile--0.8%
      196,000                Magneti Marelli SPA                                                                 430,224
Banking--4.2%
      290,000                Banca Di Roma                                                                       603,911
      13,200                 Banca Popolare Bergamo-CV                                                           271,912
      84,500                 Banca Popolare Di Milano                                                            672,956
      82,000                 Credito Italiano                                                                    429,441
      16,000                 Istituto Mobiliare Italiano SPA                                                     252,146
                                Total                                                                          2,230,366
Broadcasting & Publishing--0.8%
      25,000                 Gruppo Editoriale L Espresso                                                        207,542
      30,000                 Mediaset SPA                                                                        191,558
          Total                                                                                                  399,100
Business & Public Services--0.6%
      47,000                 (a)Aeroporti di Roma SPA                                                            296,007
Financial Services--0.3%
      58,000                 Credito Emiliano SPA                                                                165,831
Telecommunications--1.1%
      22,000                 Telecom Italia SPA                                                                  162,021


                    Federated International Equity Fund II

     Shares                                                                                                      Value
Common Stocks--continued
Italy--continued
Telecommunications--continued
      85,000                 Telecom Italia SPA                                                              $   411,665
                                Total                                                                            573,686
                                Total Italy                                                                    4,095,214
Japan--1.0%
Beverage & Tobacco--0.4%
      20,000                 Kirin Brewery Co., Ltd.                                                             189,484
Recreation, Other Consumer Goods--0.6%
      8,000                  Sony Music Entertainment, Inc.                                                      340,783
                                Total Japan                                                                      530,267
Netherlands--7.7%
Banking--0.5%
      3,662                  Kempen & Co. NV                                                                     283,742
Chemicals--0.6%
      5,000                  (a)Qiagen NV                                                                        312,179
Electrical & Electronics--0.7%
      20,000                 (a)Toolex Alpha NV                                                                  372,894
Financial Services--0.9%
      7,029                  ING Groep, NV                                                                       460,635
Food & Household Products--1.7%
      14,800                 (a)Benckiser NV                                                                     910,825
Manufacturing--1.9%
      15,142                 Nutreco Holding NV                                                                  530,400
      19,300                 (a)TNT Post Group NV                                                                493,715
                                Total                                                                          1,024,115
                             Telecommunications--1.4%
      19,300                 Koninklijke PTT Nederland NV                                                        743,421
                                Total Netherlands                                                              4,107,811
Norway--1.8%
Data Processing & Reproduction--1.2%
      50,000                 Merkantildata ASA                                                                   632,788
Manufacturing--0.5%
      8,000                  Tomra Systems ASA                                                                   240,068


                    Federated International Equity Fund II

     Shares                                                                                                     Value
Common Stocks--continued
Norway--continued
Mining--0.1%
      3,700                  (a)ProSafe ASA                                                                  $    60,826
                                Total Norway                                                                     933,682
Portugal--3.2%
Banking--1.6%
      6,000                  Banco Commercial Portugues, Class R                                                 170,477
      1,625                  Banco Espirito Santo e Comercial de Lisboa                                           48,829
      5,000                  Banco Espirito Santo e Comercial de Lisboa                                          150,244
      18,000                 Banco Pinto & Sotto Mayor                                                           447,075
                                Total                                                                            816,625
Construction & Housing--0.3%
      4,000                  (a)Brisa Auto Estradas de Portugal                                                  171,181
Insurance--0.5%
      9,600                  Compania de Seguros Tranquilidade                                                   260,022
Telecommunications--0.8%
      8,300                  Portugal Telecom SA                                                                 440,179
                                Total Portugal                                                                 1,688,007
Spain--5.7%
Banking--1.5%
      5,020                  Banco Pastor SA                                                                     283,163
      20,000                 Banco Santander                                                                     511,901
                                Total                                                                            795,064
Financial Services--0.9%
      30,000                 Corp Fin Reunida                                                                    452,886
Real Estate--0.9%
      35,000                 Inmobiliaria Urbis                                                                  488,425
Telecommunications--2.4%
      27,704                 Telefonica SA                                                                     1,280,870
                                Total Spain                                                                    3,017,245
Sweden--7.4%
Aerospace & Military Technology--0.6%
      12,500                 Celsius Industries Corp., Class B                                                   291,499
Business & Public Services--0.5%
      7,600                  WM-Data AB                                                                          263,942


                    Federated International Equity Fund II

        Shares                                                                                                Value
Common Stocks--continued
Sweden--continued
Media--0.7%
      30,000                 (a)Modern Times Group, Class B                                                  $   391,174
Multi-Industry--2.2%
      35,300                 Kinnevik AB, Class B                                                              1,148,489
Real Estate--1.5%
      66,600                 (a)Castellum AB                                                                     784,905
Telecommunications--1.9%
      10,850                 (a)Europolitan Holdings AB                                                          761,785
      7,000                  (a)NetCom Systems AB, Class B                                                       268,117
                                Total                                                                          1,029,902
                                Total Sweden                                                                   3,909,911
Switzerland--9.4%
Banking--3.4%
      120                    Baer Holdings AG                                                                    376,015
      2,500                  Credit Suisse Group                                                                 557,188
      2,350                  UBS AG                                                                              875,256
                                Total                                                                          1,808,459
Data Processing & Reproduction--1.1%
      6,000                  (a)Gretag Imaging Group                                                             576,504
Food & Household Products--0.8%
      200                    Nestle SA                                                                           428,713
Food Processing--2.2%
      3,000                  (a)Barry Callebaut AG                                                               647,824
      10                     Lindt & Spruengli AG                                                                260,847
      10                     Lindt & Spruengli AG, Class B                                                       264,148
                                Total                                                                          1,172,819
Health & Personal Care--0.7%
      265                    Stratec Holding AG                                                                  372,746
Insurance--0.4%
      315                    Zurich Versicherungsgesellschaft                                                    201,360
Manufacturing--0.5%
      12,400                 (a)Mettler Toledo International, Inc., ADR                                          248,775
Transportation - Airlines--0.3%
      500                    (a)Sairgroup                                                                        164,763
                                Total Switzerland                                                              4,974,139


       Shares                                                                                                  Value
Common Stocks--continued
United Kingdom--17.3%
Aerospace & Military Technology--0.3%
      60,000                 British Regional Air Lines                                                      $   165,300
Banking--0.4%
      20,000                 Bank of Scotland, Edinburgh                                                         224,074
Broadcasting & Publishing--1.0%
      30,000                 Pearson                                                                             549,999
Business & Public Services--1.3%
      22,000                 (a)ECsoft Group PLC, ADR                                                            712,250
Electronic Components, Instruments--3.6%
      7,380                  (a) ARM Holdings PLC, ADR                                                           452,025
      6,820                  Computacenter                                                                        85,747
      42,950                 (a) IT Net                                                                          309,803
      192,000                PIC International Group PLC                                                         724,516
      19,000                 Parity PLC                                                                          248,798
                                Total                                                                          1,820,889
Leisure & Tourism--1.5%
      58,000                 Airtours PLC                                                                        434,823
      116,250                (a) Thomson Travel Group plc                                                        362,972
                                Total                                                                            797,795
Manufacturing--0.6%
      18,200                 Bespak PLC                                                                          306,924
Pharmaceuticals--0.7%
      14,500                 (a)ICON plc, ADR                                                                    366,125
Telecommunications--7.3%
      147,500                (a)Cable & Wireless Communications PLC                                            1,494,924
      70,000                 (a)Energis PLC                                                                    1,066,614
      100,000                (a)Orange PLC                                                                     1,060,259
      45,000                 Racal Electronic PLC                                                                255,088
                                Total                                                                          3,876,885
 Utilities - Electrical & Gas--0.6%
      43,350                 National Grid Co. PLC                                                               292,421
                                Total United Kingdom                                                           9,112,662
                                Total Common Stocks (identified cost $39,010,534)                             48,917,212



     Shares or
     Principal
      Amount                                                                                                     Value
Corporate Bonds--0.0%
United Kingdom--0.0%
Utilities - Electrical & Gas--0.0%
      11,000                 National Grid Group PLC, 4.25%, 2/17/2008                                       $    20,961
                                Total Corporate Bonds (identified cost $17,852)                                   20,961
Preferred Stocks--2.6%
Austria--1.3%
Banking--1.3%
      8,700                  Bank Austria AG                                                                     706,971
Germany--0.4%
Broadcasting & Publishing--0.4%
      4,120                  Pro Sieben Media AG, Preference                                                     213,602
Portugal--0.9%
Multi-Industry--0.9%
      35,380                 Lusomundo Sociedade Gestora de Participacoes Sociais SA, Pfd.                       466,878
                                Total Preferred Stocks (identified cost $1,021,706)                            1,387,451
(b)Repurchase Agreement-6.0%
      3,185,000              BT Securities Corp., 5.87%, dated 6/30/1998, due 7/1/1998 (at amortized cost)     3,185,000
                                Total Investments (identified cost $43,235,092)(c)                           $53,510,624

 (a) Non-income producing security.
 (b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.
 (c) The cost of investments for federal tax purposes amounts to $43,235,092. The net unrealized appreciation of investments on a federal tax basis amounts to $10,275,532 which is comprised of $10,903,660 appreciation and $628,128 depreciation at June 30, 1998.

Note: The categories of investments are shown as a percentage of net assets ($52,823,724) at June 30, 1998. The following acronyms are used throughout this portfolio:

ADR  --American Depository Receipt
AG   --Aktiengsellschaft
GDR  --Global Depository Receipt
PLC  --Public Limited Company
SA   --Support Agreement
SPA  --Standby Purchase Agreement

(See Notes which are an integral part of the Financial Statements)




                      STATEMENT OF ASSETS AND LIABILITIES

                     Federated International Equity Fund II

                           June 30, 1998 (unaudited)

Assets:
Total investments in securities, at value (identified cost $43,235,092)                                     $53,510,624
Cash denominated in foreign currencies (identified cost $93,572)                                                 93,215
Income receivable                                                                                               132,950
Receivable for investments sold                                                                               1,233,845
Receivable for shares sold                                                                                       93,298
Deferred organizational costs                                                                                     7,844
 Total assets                                                                                                55,071,776
Liabilities:
Payable for investments purchased                                                      $ 1,875,461
Payable to Bank                                                                            331,943
Payable for taxes withheld                                                                   8,011
Accrued expenses                                                                            32,637
 Total liabilities                                                                                            2,248,052
Net Assets for 3,311,290 shares outstanding                                                                 $52,823,724
Net Assets Consist of:
Paid in capital $38,550,221 Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency 10,296,413 Accumulated net realized gain on investments and foreign currency transactions 3,739,620
Undistributed net investment income 237,470
 Total Net Assets                                                                                           $52,823,724
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$52,823,724 / 3,311,290 shares outstanding                                                                       $15.95


(See Notes which are an integral part of the Financial Statements)


                            STATEMENT OF OPERATIONS

                     Federated International Equity Fund II

                   Six Months Ended June 30, 1998 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $73,657)                                             $   470,828
Interest                                                                                              48,975
 Total income                                                                                        519,803
Expenses:
Investment advisory fee                                                     $   224,869
Administrative personnel and services fee                                        61,987
Custodian fees                                                                   31,203
Transfer and dividend disbursing agent fees and expenses                         10,494
Trustees' fees                                                                      724
Auditing fees                                                                     6,455
Legal fees                                                                        1,747
Portfolio accounting fees                                                        30,113
Share registration costs                                                          3,650
Printing and postage                                                             21,043
Insurance premiums                                                                1,267
Miscellaneous                                                                     4,179
 Total expenses                                                                 397,731
 Waiver of investment advisory fee                                                               $  (115,398)
   Net expenses                                                                                      282,333
     Net investment income                                                                           237,470
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain on investments and foreign currency transactions                                 3,739,508
Net change in unrealized appreciation of investments and
translation of assets and liabilities in foreign currency                                          7,127,787
 Net realized and unrealized gain on investments and foreign currency                             10,867,295
   Change in net assets resulting from operations                                                $11,104,765

(See Notes which are an integral part of the Financial Statements)


                       STATEMENT OF CHANGES IN NET ASSETS

                     Federated International Equity Fund II

                                                                                            Six Months
                                                                                              Ended        Year Ended
                                                                                           (unaudited)    December 31,
                                                                                          June 30, 1998       1997
Increase (Decrease) in Net Assets:
Operations--
Net investment income                                                                       $   237,470    $   211,702
Net realized gain (loss) on investments and foreign currency transactions
($3,739,508 and $225,019, respectively, as computed for federal tax purposes)                 3,739,508        (37,491)
Net change in unrealized appreciation of investments and
translation of assets and liabilities in foreign currency                                     7,127,787      2,044,058
 Change in net assets resulting from operations                                              11,104,765      2,218,269
Distributions to Shareholders--
Distributions from net investment income                                                             --        (25,486)
Distributions from net realized gains on investments and foreign currency transactions          (52,079)            --
   Change in net assets resulting from distributions to shareholders                            (52,079)       (25,486)
Share Transactions--
Proceeds from sale of shares                                                                  7,703,578     18,823,244
Net asset value of shares issued to shareholders in payment of distributions declared            52,079         25,486
Cost of shares redeemed                                                                      (2,559,576)    (2,218,272)
 Change in net assets resulting from share transactions                                       5,196,081     16,630,458
   Change in net assets                                                                      16,248,767     18,823,241
Net Assets:
Beginning of period                                                                          36,574,957     17,751,716
End of period (including undistributed net investment
income of $237,470 and $0, respectively)                                                    $52,823,724    $36,574,957

(See Notes which are an integral part of the Financial Statements)




                              FINANCIAL HIGHLIGHTS

                     Federated International Equity Fund II

(For a share outstanding throughout each period)


                                                                                Six Months
                                                                                   Ended
                                                                                (unaudited)
                                                                                 June 30,        Year Ended December 31,
                                                                                   1998        1997      1996      1995(a)
Net asset value, beginning of period                                               $ 12.27   $ 11.16   $ 10.35   $  10.00
Income from investment operations
 Net investment income                                                                0.07      0.07    0.11**       0.07
 Net realized and unrealized gain (loss) on investments and foreign currency          3.63      1.05      0.75       0.28
 Total from investment operations                                                     3.70      1.12      0.86       0.35
Less distributions
 Distributions from net investment income                                               --     (0.01)    (0.05)        --
Distributions from net realized gain on investments
and foreign currency transactions                                                    (0.02)       --        --         --
 Total distributions                                                                 (0.02)    (0.01)    (0.05)        --
Net asset value, end of period                                                     $ 15.95   $ 12.27   $ 11.16   $  10.35
Total return (b)                                                                     30.06%    10.08%     8.32%      3.50%
Ratios to average net assets
 Expenses                                                                           1.26%*      1.23%     1.25%    1.22%*
 Net investment income                                                              1.06%*      0.76%     0.89%    1.63%*
 Expense waiver/reimbursement (c)                                                   0.51%*      0.98%     3.05%   11.42%*
Supplemental data
 Net assets, end of period (000 omitted)                                           $52,824   $36,575   $17,752   $  4,760
 Average commission rate paid (d)                                                  $0.0304   $0.0068   $0.0030         --
 Portfolio turnover                                                                    112%      179%      103%        34%

   * Computed on an annualized basis.

  ** Per share information presented is based upon the monthly average number of shares outstanding.

 (a) Reflects operations for the period from May 5, 1995 (date of initial public investment) to December 31, 1995.
 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
 (d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.

(See Notes which are an integral part of the Financial Statements)


                         NOTES TO FINANCIAL STATEMENTS

                     Federated International Equity Fund II

                           June 30, 1998 (unaudited)

Organization

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated International Equity Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to obtain a total return on its assets.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. Dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

However, federal taxes may be imposed on the Fund upon the disposition of certain investment companies. Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.





                    Federated International Equity Fund II


When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Contracts to purchase are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counter-parts to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs; currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other
Investment transactions are accounted for on the trade date.

Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).



                    Federated International Equity Fund II

Transactions in shares were as follows:
                                                                      Six Months Ended       Year Ended
                                                                        June 30, 1998    December 31, 1997
Shares sold                                                                    507,183           1,577,537
Shares issued to shareholders in payment of distributions declared               3,498               2,349
Shares redeemed                                                               (180,241)           (189,323)
 Net change resulting from share transactions                                  330,440           1,390,563

Investment Advisory Fee and Other Transactions with Affiliates
Investment Advisory Fee

Federated Global Research Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 1.00% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

Fserv maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Organizational Expenses

Organizational expenses of $15,465 were borne initially by the Adviser. The Fund has agreed to reimburse the Adviser for these expenses. These expenses have been deferred and are being amortized over the five-year period following the Fund's effective date. For the period ended June 30, 1998, the Fund paid $2,208 pursuant to this agreement.

General
Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Concentration of Credit Risk

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

Year 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Investment Transactions
Purchases and sales of investments, excluding short-term securities, for the period ended June 30, 1998, were as follows:

Purchases                                                 $52,068,634
Sales                                                     $48,214,002


                                    TRUSTEES

                                John F. Donahue
                                Thomas G. Bigley
                              John T. Conroy, Jr.
                            Nicholas P. Constantakis
                              William J. Copeland
                             J. Christopher Donahue
                              James E. Dowd, Esq.
                            Lawrence D. Ellis, M.D.
                         Edward L. Flaherty, Jr., Esq.
                                Peter E. Madden
                       John E. Murray, Jr., J.D., S.J.D.
                                Wesley W. Posvar
                               Marjorie P. Smuts

                                    OFFICERS

                                John F. Donahue
                                    Chairman

                             J. Christopher Donahue
                                   President

                               Edward C. Gonzales
                            Executive Vice President

                               John W. McGonigle
                      Executive Vice President, Treasurer,

                                 and Secretary

                               Richard B. Fisher
                                 Vice President

                               Matthew S. Hardin
                                    Assistant Secretary


Variable funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.



[LOGO OF FEDERATED INVESTORS]

Federated
International
Equity Fund II

Federated Insurance Series

Semi-Annual Report
to Shareholder
June 30, 1998


Federated Securities Corp., Distributor

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

1-800-341-7400

www.federatedinvestors.com


Cusip 313916603
G00433-06 (8/98)                        [recycled logo]







PRESIDENT'S MESSAGE Dear Shareholder:

I am pleased to present the Semi-Annual Report to shareholders for Federated Growth Strategies Fund II, a portfolio of Federated Insurance Series.

This report covers the six-month reporting period from January 1, 1998 through June 30, 1998. It begins with a commentary by the fund's portfolio managers, which is followed by a complete listing of the fund's growth stock holdings and the financial statements.

Federated Growth Strategies Fund II is managed to pursue long-term investment growth through a highly diversified portfolio of common stocks issued by large, quality companies. At the end of the reporting period, the fund's 132 stock holdings included well-known names like Allstate, Coca-Cola, Dell Computer, General Electric, HBO, Home Depot, Intel, Microsoft, Pfizer, and Procter & Gamble.

As of June 30, 1998, this diversified portfolio produced a six-month total return of 14.95%.* Contributing to the total return were a net asset value increase of $1.39, capital gains totaling $1.00 per share, and dividend income totaling $0.02 per share. On June 30, 1998, total net assets reached $60.2 million.

Thank you for putting your money to work in quality American companies through the diversification and professional management of Federated Growth Strategies Fund II. As always, we welcome your comments and suggestions.

Sincerely,

/s/J. Christopher Donahue

J. Christopher Donahue
President
August 15, 1998

* Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance information does not reflect the charges and expenses of a variable annuity or variable life insurance contract.


                               INVESTMENT REVIEW

Within the short time period of the second quarter of 1998, we saw a market with three distinct personalities. From the beginning of April to early May, not much happened: most sectors of the market traded basically in line with each other and were generally unchanged. Around the second week in May, the Asian markets began to weaken considerably. This caused investors to move from value/cyclicals to growth and from smaller stocks to larger stocks. Within growth stocks, capital moved from Technology (seen as risky and leveraged compared to the state of the economy) into Health Care and Consumer Non-Durables. Concerns over Asia also put more pressure on oil prices and caused long-term Treasuries to rally. The last two weeks of the quarter saw technology stocks, and to a lesser degree small-caps, snap back. This came after a couple of high-profile technology conferences reassured investors that near-term earnings for most tech companies were still going to be decent and signs that some Asian markets could be bottoming.

The tale of the tape for the quarter was:
 .  the S&P 500 Index returned 3.3% in the quarter, while the S&P 400 MidCap
   Index was down 2.2% and the S&P 600 Small Cap Index lost 4.5%;*
 .  the NASDAQ Composite Index gained 2.8%,**
 .  the S&P Barra Growth Index was up 5.8% while the S&P Barra Value Index returned only 0.4%,*** and
 . long-term interest rates fell as the yield on the 30-year Treasury bond went from 5.93% to 5.63%.

The Federated Growth Strategies Fund II returned 1.04% for the second quarter and 14.95%+ for the first half of 1998. The fund lagged the average Lipper growth fund++ (up 1.85% and 15.10%, respectively), as that universe of funds has a heavy weighting of funds with larger average market capitalizations. The Federated Growth Strategies Fund II has had a mid-cap bias, as that part of the market is where we believe we can currently find faster growing companies at better prices. Recently, the market has placed a much higher value on consistency of earnings and the trading liquidity of the stocks. Both of those attributes tend to be more readily found in larger capitalized stocks. We believe that the market will recognize that the premium currently being paid for consistency and liquidity is excessive and that investor sentiment will swing back toward mid-cap stocks.

Concerns of slowing earnings growth was the catalyst for the strong performance of growth stocks in the quarter. This caused the sectors most closely tied to the economy to lag. The underperforming sectors included Transportation, Basic Industries, Energy, Producer Manufacturing and Utilities. The leading sectors were Retail, Technology, Health Care and Finance.

COMMENTS regarding selected holdings or purchases:

Abercrombie & Fitch: ANF is a fast-growing, Generation-X retailer with superior same-store sales growth and aggressive store expansion plans, including a test of stores targeting kids. ANF's exceptional internal design team is key to its ongoing success in attaining superior sales growth.

WinStar: WCII is a telecommunications service company that offers the usual fare of local and long distance service. The company differs from most of its peers in that its networks are wireless. As a result, they can build out at a fraction of the cost and time typically associated with comparably sized wired networks.

Barnes & Noble: BKS is a leading superstore bookstore, with a fledgling on-line bookstore. The on-line division is small, but fast-growing and probably the driver to stock performance. To-date, the on-line service is below break-even and increased management spending has hurt EPS estimates, but growth potential, we believe, is very strong.

Capstar: CRB is a large consolidator in the radio industry, concentrating on mid-sized markets. Operational efficiencies versus its peers should be attained through its new on-line ad purchasing management system and through its "Star System" which allows it to digitally deliver area-specific programming to multiple listening areas from one site.
 * S&P 500 Index, S&P 400 Mid Cap Index, and the S&P 600 Small Cap Index are unmanaged composite indices of common stock in industry, transportation, and financial and public utility companies. Investments cannot be made in an index.

 ** NASDAQ Composite Index is an unmanaged index that measures all NASDAQ domestic & non-U.S.-based common stock, listed on the NASDAQ Stock Market.

 *** S&P Barra Growth Index is a capitilization-weighted index of all the stocks in the S&P 500 that have high price-to-book ratios. S&P Barra Value Index is a market capitalization-weighted index of the stocks in the S&P 500 Index having the highest book-to-price ratios. The index consists of approximately half of the S&P 500 on a market capitilization basis.

 + Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investors shares, when redeemed, may be worth more or less than their original cost.



 ++ Lipper figures represent the average total returns reported by all mutual funds designated by Lipper Analytical Sercices as falling into the respective categories indicated. These figures do not reflect sales charges.

                            PORTFOLIO OF INVESTMENTS

                      Federated Growth Strategies Fund II

                           June 30, 1998 (unaudited)

                                  Shares                       Value
                           Common Stocks--97.0%
Basic Industry--2.9%
          6,600  Goodrich (B.F.) Co.                         $  327,525
          7,700  Monsanto Co.                                   430,238
         13,900  (a)Royal Group Technologies Ltd.               403,100
          5,100  Southdown, Inc.                                364,013
          4,400  Texas Industries, Inc.                         233,200
                 Total                                        1,758,076
Consumer Durables--2.9%
         10,900  Centex Corp.                                   411,475
         17,700  (a)Fairfield Communities, Inc.                 339,619
         19,000  (a)Furniture Brands International, Inc.        533,188
         25,800  (a)Gentex Corp.                                467,625
                 Total                                        1,751,907
Consumer Non-Durables--11.1%
          9,600  (a)American Italian Pasta Co., Class A         357,600
          3,100  Clorox Co.                                     295,663
          5,800  Coca-Cola Co.                                  495,900
          4,500  Colgate-Palmolive Co.                          396,000
          7,400  Gillette Co.                                   419,488
         20,000  (a)Jones Apparel Group, Inc.                   731,250
          9,000  (a)Keebler Foods Co.                           247,500
          9,600  Procter & Gamble Co.                           874,200
          6,500  Quaker Oats Co.                                357,094
         15,500  (a)Smithfield Foods, Inc.                      472,750
          5,600  St. John Knits, Inc.                           216,300
          7,900  (a)Suiza Foods Corp.                           471,531
          8,300  (a)Tommy Hilfiger Corp.                        518,750
         11,000  Wolverine World Wide, Inc.                     238,563
          5,700  Wrigley (Wm.), Jr. Co.                         558,600
                 Total                                        6,651,189
 Energy Minerals--5.3%
         16,300  (a)BJ Services Co.                             473,719
          7,700  (a)Cooper Cameron Corp.                        392,700
    Shares                                                     Value
 Common Stocks--continued
 Energy Minerals--continued
          8,000  Diamond Offshore Drilling, Inc.             $  320,000
         14,500  (a)Friede Goldman International, Inc.          418,688
         21,000  (a)Global Industries Ltd.                      354,375
         17,900  (a)Global Marine, Inc.                         334,506
          7,700  (a)National-Oilwell, Inc.                      206,456
         16,900  (a)Varco International, Inc.                   334,831
          6,600  (a)Veritas DGC, Inc.                           329,588
                 Total                                        3,164,863
 Finance--15.9%
         10,300  Ahmanson (H.F.) & Co.                           731,300
          5,400  Allstate Corp.                                  494,438
          3,400  American International Group, Inc.              496,400
          4,500  Bank of New York Co., Inc.                      273,094
          5,300  BankAmerica Corp.                               458,119
         19,300  (a)Catellus Development Corp.                   341,369
         13,000  Conseco, Inc.                                   607,750
          8,200  (a)E*Trade Group, Inc.                          188,088
         10,900  Equitable Cos., Inc.                            816,819
         11,200  (a)Golden State Bancorp, Inc.                   333,200
         25,687  MBNA Corp.                                      847,671
          7,600  Mellon Bank Corp.                               529,150
          6,500  Merrill Lynch & Co., Inc.                       599,625
          7,825  Morgan Stanley, Dean Witter & Co.               715,009
         14,750  Old Republic International Corp.                432,359
          6,400  Providian Financial Corp.                       502,800
         10,050  Raymond James Financial, Inc.                   300,872
         17,400  Sirrom Capital Corp.                            452,400
          7,549  Travelers Group, Inc.                           457,658
                 Total                                         9,578,121
 Health Care--12.0%
          5,300  (a)Boston Scientific Corp.                      379,613
          6,300  (a)Dura Pharmaceuticals, Inc.                   140,963
          5,700  Guidant Corp.                                   406,481
         15,800  HBO & Co.                                       556,950
    Shares                                                         Value
Common Stocks--continued
Health Care--continued
         14,100  (a)HEALTHSOUTH Corp.                            376,294
          7,400  Lilly (Eli) & Co.                               488,863
          4,300  Merck & Co., Inc.                               575,125
         20,500  (a)PSS World Medical, Inc.                      299,813
          5,900  Pfizer, Inc.                                    641,256
         34,800  (a)PharMerica, Inc.                             419,775
          8,200  (a)Quintiles Transnational Corp.                403,338
          8,100  Schering Plough Corp.                           742,163
          9,800  Smithkline Beecham Corp., ADR                   592,900
          8,300  (a)Universal Health Services, Inc., Class B     484,513
         10,200  Warner-Lambert Co.                              707,625
                 Total                                         7,215,672
 Producer Manufacturing--3.7%
          8,300  (a)Evi Weatherford, Inc.                        308,138
          3,400  General Electric Co.                            309,400
         15,000  Miller Herman, Inc.                             364,688
          6,000  Precision Castparts Corp.                       320,250
          8,900  (a)SLI, Inc.                                    232,513
         11,200  Tyco International, Ltd.                        705,600
                 Total                                         2,240,589
 Retail Trade--6.9%
         10,300  (a)Abercrombie & Fitch Co., Class A             453,200
          9,900  (a)Barnes & Noble, Inc.                         370,631
         14,700  (a)Dollar Tree Stores, Inc.                     597,188
         14,200  (a)General Nutrition Cos., Inc.                 441,975
          7,800  Home Depot, Inc.                                647,888
         15,100  (a)Safeway, Inc.                                614,381
         14,900  (a)Staples, Inc.                                431,169
         25,400  TJX Cos., Inc.                                  612,775
                 Total                                          4,169,207
 Services--6.3%
         17,000  (a)Allied Waste Industries, Inc.                408,000
         12,300  CKE Restaurants, Inc.                           507,375
         16,700  (a)Capstar Broadcasting Corp., Class A          419,588
    Shares                                                         Value
 Common Stocks--continued
 Services--continued
         12,758  (a)Cendant Corp.                                 $  266,323
          7,000  (a)Chancellor Media Corp., Class A                  347,594
         13,050  (a)Liberty Media Group, Class A, Series A (LBTYA)   506,503
          3,200  (a)Pixar, Inc.                                      193,200
          5,000  (a)Premier Parks, Inc.                              333,125
          6,300  Service Corp. International                         270,113
         12,200  (a)Snyder Communications, Inc.                      536,800
                 Total                                             3,788,621
                 Technology--22.6%
         18,500  (a)Advanced Fibre Communications                    741,156
          6,800  (a)America Online, Inc.                             720,800
         10,300  (a)Apple Computer, Inc.                             295,481
          6,600  (a)Ascend Communications                            327,113
          7,500  (a)At Home Corp., Class A                           354,844
          8,000  (a)BMC Software, Inc.                               415,500
         13,700  (a)Bay Networks, Inc.                               441,825
          5,800  (a)CIENA Corp.                                      403,825
         11,100  (a)Cadence Design Systems, Inc.                     346,875
          7,900  (a)Cisco Systems, Inc.                              727,294
          6,700  (a)Citrix Systems Inc.                              458,113
          9,200  (a)Compuware Corp.                                  470,350
         11,000  (a)Cymer, Inc.                                      177,375
          4,800  (a)Dell Computer Corp.                              445,500
         11,500  (a)EMC Corp. Mass                                   515,344
         10,400  (a)Echostar Communications Corp., Class A           250,250
          7,600  (a)Gemstar International Group Ltd.                 284,525
         10,200  (a)HNC Software                                     416,288
          3,700  Intel Corp.                                         274,263
          7,600  (a)Keane, Inc.                                      425,600
          9,700  Lucent Technologies, Inc.                           806,919
         31,600  (a)Mastech Corp.                                    888,750
          6,600  (a)Microsoft Corp.                                  715,275
          5,400  Northern Telecom Ltd.                               306,450
          4,700  (a)Peoplesoft, Inc.                                 220,900
    Shares                                                                                            Value
   Common Stocks--continued
   Technology--continued
         17,300  (a)Platinum Technology, Inc.                    $   494,131
          5,100  (a)Rambus, Inc.                                     311,738
          7,400  (a)Sportsline USA, Inc.                             270,563
         10,100  (a)Tellabs, Inc.                                    723,413
          6,200  (a)Xilinx, Inc.                                     210,800
          1,200  (a)Yahoo, Inc.                                      189,000
                 Total                                            13,630,260
 Transportation--1.2%
          6,100  Expeditors International Washington, Inc.           268,400
         15,600  Southwest Airlines Co.                              462,150
                 Total                                               730,550
Utilities--6.2%
          8,300  Coastal Corp.                                       579,444
          8,400  (a)Globalstar Telecommunications Ltd.               226,800
          9,200  (a)ICG Communications, Inc.                         336,375
          7,100  (a)ITC DeltaCom, Inc.                               303,414
         16,200  (a)IXC Communications, Inc.                         785,700
         11,200  MCI Communications Corp.                            651,000
          9,200  (a)PanAmSat Corp.                                   523,250
          7,600  (a)WinStar Communications, Inc.                     326,329
Total                                                              3,732,312
Total Common Stocks (identified cost $45,621,028)                 58,411,367
(b) Repurchase Agreement--3.0%
      1,780,000  BT Securities Corp., 5.87%, dated 6/30/1998,
 due 7/1/1998 (at amortized cost)                                  1,780,000
Total Investments (identified cost $47,401,028) (c)              $60,191,367

 (a) Non-income producing security.
 (b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.
 (c) The cost of investments for federal tax purposes amounts to $47,401,028. The net unrealized appreciation of investments on a federal tax basis amounts to $12,790,339 which is comprised of $14,541,816 appreciation and $1,751,477 depreciation at June 30, 1998.

Note: The categories of investments are shown as a percentage of net assets ($60,231,190) at June 30, 1998.

The following acronym is used throughout this portfolio:

ADR--American Depositary Receipt

(See Notes which are an integral part of the Financial Statements)

                      STATEMENT OF ASSETS AND LIABILITIES

                      Federated Growth Strategies Fund II

                           June 30, 1998 (unaudited)

Assets:
Total investments in securities, at value (identified cost $47,401,028 and tax cost $47,401,028)    $60,191,367
Cash                                                                                                      2,025
Income receivable                                                                                        18,252
Receivable for investments sold                                                                          77,002
 Total assets                                                                                        60,288,646
Liabilities:
Payable for investments purchased                                                        $    36,168
Payable for taxes withheld                                                                       303
Accrued expenses                                                                              20,985
 Total liabilities                                                                                       57,456
Net Assets for 3,435,892 shares outstanding                                                         $60,231,190
Net Assets Consist of:
Paid in capital                                                                                     $47,611,996
Net unrealized appreciation of investments                                                           12,790,339
Accumulated net realized loss on investments                                                           (164,881)
Distributions in excess of net investment income                                                         (6,264)
 Total Net Assets                                                                                   $60,231,190
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$60,231,190 / 3,435,892 shares outstanding                                                               $17.53

(See Notes which are an integral part of the Financial Statements)


                            STATEMENT OF OPERATIONS

                      Federated Growth Strategies Fund II

                   Six Months Ended June 30, 1998 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $954)                        $  129,064
Interest                                                                     61,094
 Total income                                                               190,158
Expenses:
Investment advisory fee                                     $  199,603
Administrative personnel and services fee                       61,987
Custodian fees                                                   5,900
Transfer and dividend disbursing agent fees and expenses         9,491
Directors'/Trustees' fees                                        1,132
Auditing fees                                                    5,160
Legal fees                                                       1,446
Portfolio accounting fees                                       24,279
Share registration costs                                         2,230
Printing and postage                                            10,587
Insurance premiums                                               1,220
Taxes                                                               32
Miscellaneous                                                    1,048
 Total expenses                                                324,115
Waivers and reimbursements--
 Waiver of investment advisory fee                          $  (91,295)
   Net expenses                                                           232,820
      Net operating loss                                                  (42,662)
Realized and Unrealized Gain (Loss) on Investments:
 Net realized loss on investments                                         (57,971)
Net change in unrealized appreciation of investments                    7,446,850
 Net realized and unrealized gain on investments                        7,388,879
   Change in net assets resulting from operations                      $7,346,217

(See Notes which are an integral part of the Financial Statements)


                       STATEMENT OF CHANGES IN NET ASSETS

                      Federated Growth Strategies Fund II

                                                                                       Six Months
                                                                                          Ended
                                                                                       (unaudited)        Year Ended
                                                                                       June 30, 1998   December 31, 1997
Increase (Decrease) in Net Assets:
Operations--
Net investment income/operating loss                                                        $(42,662)      $47,448
Net realized gain (loss) on investments ($(57,971) and $2,977,511, respectively,
as computed for federal tax purposes)                                                        (57,971)    2,940,396
Net change in unrealized appreciation                                                      7,446,850     3,823,952
 Change in net assets resulting from operations                                            7,346,217     6,811,796
Net equalization credits (debits)--                                                           36,544       141,139
Distributions to Shareholders--
Distributions from net investment income                                                     (47,544)      (37,404)
Distributions from net realized gains                                                     (3,039,173)     (109,551)
 Change in net assets resulting from distributions to shareholders                        (3,086,717)     (146,955)
Share Transactions (Exclusive of amounts allocated to net investment income)--
Proceeds from sale of shares                                                               7,172,217    24,630,467
Net asset value of shares issued to shareholders in payment of distributions declared      3,074,207       146,049
Cost of shares redeemed                                                                   (1,591,634)   (1,286,989)
 Change in net assets resulting from share transactions                                    8,654,790    23,489,527
   Change in net assets                                                                   12,950,834    30,295,507
Net Assets:
Beginning of period                                                                       47,280,356    16,984,849
End of period (including distributions in excess of net investment income, and
undistributed net investment income of $(6,264) and $47,398, respectively)               $60,231,190   $47,280,356

(See Notes which are an integral part of the Financial Statements)


                              FINANCIAL HIGHLIGHTS

                      Federated Growth Strategies Fund II

(For a share outstanding throughout each period)
                                                       Six Months
                                      Ended
                                   (unaudited)
                                                         June 30,      Year Ended December 31,
                                                           1998       1997      1996     1995(a)
Net asset value, beginning of period                    $   16.14   $ 12.80   $ 10.30   $ 10.00
Income from investment operations
 Net investment income/operating loss                    (0.01)**    0.02**      0.05      0.03
Net realized and unrealized gain on investments              2.42      3.41      2.45      0.27
 Total from investment operations                            2.41      3.43      2.50      0.30
Less distributions
 Distributions from net investment income                   (0.02)    (0.02)   (0.004)       --
 Distributions from net realized gain on investments        (1.00)    (0.07)       --        --
 Total distributions                                        (1.02)    (0.09)   (0.004)       --
Net asset value, end of period                          $   17.53   $ 16.14   $ 12.80   $ 10.30
Total return (b)                                            14.95%    27.03%    24.32%     3.00%
Ratios to average net assets
 Expenses                                                  0.87%*      0.85%      0.85%    0.85%*
 Net investment income/operating loss                     (0.16%)*     0.14%      0.55%    1.91%*
 Expense waiver/reimbursement (c)                          0.34%*      0.67%      3.87%   76.95%*
Supplemental data
 Net assets, end of period (000 omitted)                $  60,231   $47,280   $16,985   $    368
Average commission rate paid (d)                        $  0.0547   $0.0566   $0.0376         --
Portfolio turnover                                            43%      148%       96%         4%

    * Computed on an annualized basis.
  ** Per share information presented is based upon the monthly average number of shares outstanding.
 (a) Reflects operations for the period from November 9, 1995 (date of initial public investment) to December 31, 1995.
 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
 (c) This voluntary expense decrease is reflected in both the expense and net investment income/operating loss ratios shown above.
 (d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.

(See Notes which are an integral part of the Financial Statements)




                         NOTES TO FINANCIAL STATEMENTS

                      Federated Growth Strategies Fund II

                           June 30, 1998 (unaudited)

Organization

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Growth Strategies Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is capital appreciation.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses, and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

Equalization

The Fund follows the accounting practice known as equalization. With equalization, a portion of the proceeds from sales and costs of redemptions of Fund shares (equivalent, on a per share basis, to the amount of undistributed net investment income on the date of the transaction) is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of fund shares.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased.

                      Federated Growth Strategies Fund II

Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other
Investment transactions are accounted for on the trade date.

Shares of Beneficial Interest
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:
                                                                      Six Months Ended       Year Ended
                                                                        June 30, 1998    December 31, 1997
Shares sold                                                                    424,040           1,679,568
Shares issued to shareholders in payment of distributions declared             178,629              11,313
Shares redeemed                                                                (95,280)            (89,183)
 Net change resulting from share transactions                                  507,389           1,601,698

Investment Advisory Fee and Other Transactions with Affiliates
Investment Advisory Fee

Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

Federated Services Company maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General
Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

                      Federated Growth Strategies Fund II

Year 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Investment Transactions
Purchases and sales of investments, excluding short-term securities, for the period ended June 30, 1998, were as follows:

Purchases                                                   $27,102,235
Sales                                                       $22,278,542


                                    TRUSTEES

                                John F. Donahue
                                Thomas G. Bigley
                              John T. Conroy, Jr.
                            Nicholas P. Constantakis
                              William J. Copeland
                             J. Christopher Donahue
                              James E. Dowd, Esq.
                            Lawrence D. Ellis, M.D.
                         Edward L. Flaherty, Jr., Esq.
                                Peter E. Madden
                       John E. Murray, Jr., J.D., S.J.D.
                                Wesley W. Posvar
                               Marjorie P. Smuts

                                    OFFICERS

                                John F. Donahue
                                    Chairman
                             J. Christopher Donahue
                                   President
                               Edward C. Gonzales
                            Executive Vice President
                               John W. McGonigle
                      Executive Vice President, Treasurer,
                                 and Secretary
                               Richard B. Fisher
                                 Vice President
                               Matthew S. Hardin
                              Assistant Secretary

Variable funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
Growth
Strategies
Fund II

Federated Insurance Series

Semi-Annual Report
to Shareholders
June 30, 1998

Cusip 313916702
G00433-08 (8/98)







                              PRESIDENT'S MESSAGE


Dear Shareholder:

I am pleased to present the Semi-Annual Report for Federated International Equity Fund II, a portfolio of Federated Insurance Series.

The report covers the six-month reporting period from January 1, 1998 through June 30, 1998. It begins with an investment review by the fund's portfolio manager, which is followed by a complete listing of the fund's holdings as well as its financial statements.

This international stock fund is managed to obtain a total return on its assets by investing in large, successful corporations outside the United States.* At the end of the period, the fund's $52.8-million portfolio was invested in 21 countries across 123 common stocks. The fund's largest positions were in the United Kingdom, which represented 17.3% of the portfolio, and Canada, which represented 12% of the portfolio.

During the period, the international stock market--particularly the European region--performed extremely well. As a result, the fund's six-month total return was 30.06%. Contributing to the total return were distributions totaling $0.02 per share and a sizable net asset value increase of $3.68.**

Thank you for joining the growing number of shareholders who are participating in the opportunities of international stocks through the diversification and professional management of Federated International Equity Fund II.

As always, we welcome your comments and suggestions.

Sincerely,

/s/  J. Christopher Donahue

J. Christopher Donahue
President
August 15, 1998

* Foreign investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.




                               INVESTMENT REVIEW

Market Overview

The first quarter 1998 marked a turning point for the international stock markets. For the first time in several years, international stocks, as measured by the benchmark Morgan Stanley Capital International Europe, Australia, and Far East Index ("EAFE Index"),* outperformed the U.S. stock market. The second quarter of the year was characterized by increased volatility in Asia and the emerging markets and a slight correction in Europe, which resulted in an overall slowdown in returns relative to the first quarter.

Throughout the six-month period, strength in Europe continued to drive the international markets, while difficulties in Asia and Latin America held back returns. In addition, threats of a Russian devaluation hurt the emerging markets in Eastern Europe toward the end of June.

Performance

For the first half of its fiscal year--the six-month period from January 1, 1998 through June 30, 1998--the fund produced an extremely strong total return of 30.06%.** This return significantly outpaced the 15.93% total return of the overall international stock market as measured by the EAFE Index. The fund's return also was far greater than the 15.49% average total return of all international equity funds tracked by Lipper Analytical Services, Inc.+

The fund's strong performance can be mainly attributed to security selection, but looking at the overall makeup of the fund a few characteristics should be noted. First, the fund was heavily overweighted versus the EAFE benchmark in Europe, especially in the Southern markets of Italy, Spain and Portugal. Second, the fund had substantial investments in the financial services area and telecommunications, both of which have experienced strong earnings and revenue growth and a re-rating by the markets.


* The Morgan Stanley Capital International Europe, Australia, and Far East Index is a market capitalization-weighted foreign securities index widely used to measure the performance of European, Australian, New Zealand, and Far Eastern stock markets. The index covers approximately 1,020 companies drawn from 18 countries in the above regions. The index values its securities daily in both U.S. dollars and local currency and calculates total returns monthly. This index is unmanaged and investments cannot be made in an index.

** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance information does not reflect the charges and expenses of a variable annuity or variable life insurance contract.

+ Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category indicated. These figures do not reflect sales charges.


Portfolio

The fund's country allocations and top ten holdings as of June 30, 1998 are as follows:

COUNTRY ALLOCATIONS

                          Percentage
                              of
Country                   Net Assets
------------------------------------
United Kingdom              17.3
Canada                      12.0
Switzerland                  9.4
France                       7.9
Italy                        7.8
Netherlands                  7.7
Sweden                       7.4
Spain                        5.7
Portugal                     4.1
Finland                      4.0
Germany                      3.6
Norway                       1.8
Austria                      1.3
Japan                        1.0
Ireland                      1.0
Greece                       0.9
Australia                    0.8
Hungary                      0.7
Denmark                      0.5
Belgium                      0.3
India                       >0.1
TOP 10 HOLDINGS

                                                    Percentage
Name                         Country              of Net Assets
---------------------------------------------------------------
Cable & Wireless
Communications               PLCUnited Kingdom          2.83
Telefonica SA                Spain                      2.42
Kinnevik AB, Class B         Sweden                     2.17
Energis PLC                  United Kingdom             2.02
Orange PLC                   United Kingdom             2.01
Benckiser NV                 Netherlands                1.72
UBS AG                       Switzerland                1.66
CGI Group Inc.               Canada                     1.54
Alcatel Alsthom              France                     1.54
Castellum AB                 Sweden                     1.49
Total Percentage of
portfolio (Net Assets)                                 19.40
Outlook

We are still very positive on the outlook for the European markets going forward; however, we must admit that the strength of these markets in the first half of the year has surprised even us.

We should not be surprised to see some slowdown in the gains or even partial retracement before these markets head higher on a longer-term view. The pieces are in place for much stronger returns from equities in Europe than have historically been recorded due to the creation of the common currency and the nationalization of industries and enterprises.

With regard to Japan, while we retain some exposure to this market through selected stocks such as Sony Music Entertainment, which owns 50% of the Sony Playstation business as well as the rights to the soundtrack for the blockbuster movie "Titanic," we remain skeptical as to the government's ability and/or willingness to engineer an economic turnaround, and we remain skeptical about the securities markets overall. We will continue to look for opportunities to take advantage of the economic carnage in South East Asia, and are looking to add positions in Latin America.

Strategy

We will continue to manage the Federated International Equity Fund II according to a bottom-up, fundamental, stock-picking approach. We believe that choosing the best companies, which are trading at attractive valuations given their long-term business prospects, is the key to long-term capital appreciation.

We will continue to look for opportunities around the world that offer substantial return potential, concentrating our efforts primarily in the developed markets of Europe and Asia, but also taking advantage of the diversification benefits offered by carefully selected investments in emerging markets.



                            PORTFOLIO OF INVESTMENTS

                     Federated International Equity Fund II

                           June 30, 1998 (unaudited)

    Shares                                                                                                     Value
Common Stocks--92.6%
Australia--0.8%
Financial Services--0.3%
      15,000                 (a)AMP Ltd.                                                                     $   175,983
Leisure & Tourism--0.5%
      173,000                (a)TAB Ltd.                                                                         255,587
                                Total Australia                                                                  431,570
Austria--0.0%
                             Banking--0.0%
      8,700                  Bank Austria AG, Rights                                                                 451
Belgium--0.3%
Telecommunications--0.3%
      3,600                  (a)Global TeleSystems Group, Inc., ADR                                              175,500
Canada--12.0%
Broadcasting & Publishing--0.7%
      40,700                 (a)Atlantis Communications, Inc                                                     387,211
                             Business & Public Services--1.5%
      40,000                 (a)Informisssion Group                                                              369,678
      29,000                 Mackenzie Financial Corp.                                                           407,937
                                Total                                                                            777,615
Electrical & Electronics--1.0%
      9,200                  Northern Telecom Ltd.                                                               521,409
                             Electronic Components, Instruments--2.0%
      41,000                 Celestica, Inc.                                                                     768,750
      32,000                 (a)MPACT Immedia Corp.                                                              280,521
                                Total                                                                          1,049,271
Financial Services--1.4%
      5,900                  Investors Group, Inc.                                                               213,098
      10,400                 Newcourt Credit Group, Inc.                                                         510,618
          Total                                                                                                  723,716
Health & Personal Care--1.1%
      32,100                 (a)The Laser Center Inc.                                                            523,530
      2,000                  (a)The Laser Center Inc., ADR                                                        32,750
                                Total                                                                            556,280



                    Federated International Equity Fund II

   Shares                                                                                                       Value
Common Stocks--continued
Canada--continued
                             Pharmaceuticals--1.9%
      21,000                 (a)BioChem Pharma, Inc.                                                         $   556,500
      525                    (a)CliniChem Development, Inc.                                                        3,019
      26,350                 (a)QLT Phototherapeutics                                                            435,123
                                Total                                                                            994,642
Telecommunications--2.4%
      38,200                 (a)CGI Group, Inc.                                                                  815,113
      19,400                 TELUS Corp.                                                                         501,628
                                Total                                                                          1,316,741
          Total Canada                                                                                         6,326,885
Denmark--0.5%
Health & Personal Care--0.5%
      2,100                  Novo-Nordisk, Class B                                                               289,803
Finland--4.0%
Business & Public Services--1.2%
      8,100                  TT Tieto Oyj, Class B                                                               616,251
Multi-Industry--1.3%
      9,400                  Nokia Oyj                                                                           692,002
Real Estate--0.4%
      32,860                 (a) Sponda Oyj                                                                      230,815
Telecommunications--0.6%
      6,600                  Helsingin Puhelin Oyj                                                               307,058
Transportation - Shipping--0.5%
      4,300                  Finnlines Oyj                                                                       266,737
                                Total Finland                                                                  2,112,863
France--7.9%
Banking--0.6%
      2,520                  DEX                                                                                 339,296
Broadcasting & Publishing--1.1%
      3,700                  Societe Television Francaise 1                                                      573,449
Business & Public Services--0.4%
      1,477                  Cap Gemini Sogeti                                                                   232,091
Electrical & Electronics--1.6%
      4,000                  Alcatel Alsthom                                                                     814,463



                    Federated International Equity Fund II

      Shares                                                                                                    Value
Common Stocks--continued
France--continued
Electronic Components, Instruments--1.0%
      32,000                 Bull                                                                            $   521,362
Insurance--2.0%
      4,900                  AXA                                                                                 551,136
      8,060                  Scor SA                                                                             511,274
                                Total                                                                          1,062,410
Pharmaceuticals--1.2%
      5,300                  Sanofi SA                                                                           623,303
                                Total France                                                                   4,166,374
Germany--3.2%
Automobile--0.3%
      723                    BBS Kraftfahrzeugtechnik AG                                                         138,310
Banking--0.3%
      5,000                  Bhf-Bank AG                                                                         190,468
Construction & Housing--0.9%
      13,800                 Tarkett Sommer AG                                                                   459,120
Electronic Components, Instruments--0.8%
      8,400                  (a)Graphisoft N.V.                                                                  242,668
      2,000                  (a)Singulus Technologies AG                                                         196,290
                                Total                                                                            438,958
Machinery & Engineering--0.4%
      2,270                  Mannesmann AG                                                                       233,489
Multi-Industry--0.5%
      700                    Preussag AG                                                                         250,742
                                Total Germany                                                                  1,711,087
Greece--0.9%
Banking--0.1%
      666                    (a)Alpha Credit Bank                                                                 54,050
Energy - Oil & Gas--0.2%
      12,960                 (a)Hellenic Petroleum SA                                                            105,967
Telecommunications--0.1%
      1,600                  (a)STET Hellas Telecommunications SA, ADR                                            66,400
Transportation - Shipping--0.5%
      16,200                 Attica Enterprises SA                                                               234,002
                                Total Greece                                                                     460,419



                    Federated International Equity Fund II

  Shares                                                                                                         Value
Common Stocks--continued
Hungary--0.7%
Banking--0.7%
      7,000                  OTP Bank RT, GDR                                                                $   343,700
India--0.0%
Telecommunications--0.0%
      500                    Mahanagar Telephone Nigam Ltd.                                                        2,104
Ireland--1.0%
Banking--0.2%
      48,000                 Anglo Irish Bank Corp. PLC                                                          129,034
Data Processing & Reproduction--0.4%
      4,300                  (a)Saville Systems Ireland PLC, ADR                                                 215,538
                             Financial Services--0.4%
      15,500                 Irish Permanent                                                                     182,946
                                Total Ireland                                                                    527,518
Italy--7.8%
Automobile--0.8%
      196,000                Magneti Marelli SPA                                                                 430,224
Banking--4.2%
      290,000                Banca Di Roma                                                                       603,911
      13,200                 Banca Popolare Bergamo-CV                                                           271,912
      84,500                 Banca Popolare Di Milano                                                            672,956
      82,000                 Credito Italiano                                                                    429,441
      16,000                 Istituto Mobiliare Italiano SPA                                                     252,146
                                Total                                                                          2,230,366
Broadcasting & Publishing--0.8%
      25,000                 Gruppo Editoriale L Espresso                                                        207,542
      30,000                 Mediaset SPA                                                                        191,558
          Total                                                                                                  399,100
Business & Public Services--0.6%
      47,000                 (a)Aeroporti di Roma SPA                                                            296,007
Financial Services--0.3%
      58,000                 Credito Emiliano SPA                                                                165,831
Telecommunications--1.1%
      22,000                 Telecom Italia SPA                                                                  162,021


                    Federated International Equity Fund II

     Shares                                                                                                      Value
Common Stocks--continued
Italy--continued
Telecommunications--continued
      85,000                 Telecom Italia SPA                                                              $   411,665
                                Total                                                                            573,686
                                Total Italy                                                                    4,095,214
Japan--1.0%
Beverage & Tobacco--0.4%
      20,000                 Kirin Brewery Co., Ltd.                                                             189,484
Recreation, Other Consumer Goods--0.6%
      8,000                  Sony Music Entertainment, Inc.                                                      340,783
                                Total Japan                                                                      530,267
Netherlands--7.7%
Banking--0.5%
      3,662                  Kempen & Co. NV                                                                     283,742
Chemicals--0.6%
      5,000                  (a)Qiagen NV                                                                        312,179
Electrical & Electronics--0.7%
      20,000                 (a)Toolex Alpha NV                                                                  372,894
Financial Services--0.9%
      7,029                  ING Groep, NV                                                                       460,635
Food & Household Products--1.7%
      14,800                 (a)Benckiser NV                                                                     910,825
Manufacturing--1.9%
      15,142                 Nutreco Holding NV                                                                  530,400
      19,300                 (a)TNT Post Group NV                                                                493,715
                                Total                                                                          1,024,115
                             Telecommunications--1.4%
      19,300                 Koninklijke PTT Nederland NV                                                        743,421
                                Total Netherlands                                                              4,107,811
Norway--1.8%
Data Processing & Reproduction--1.2%
      50,000                 Merkantildata ASA                                                                   632,788
Manufacturing--0.5%
      8,000                  Tomra Systems ASA                                                                   240,068


                    Federated International Equity Fund II

     Shares                                                                                                     Value
Common Stocks--continued
Norway--continued
Mining--0.1%
      3,700                  (a)ProSafe ASA                                                                  $    60,826
                                Total Norway                                                                     933,682
Portugal--3.2%
Banking--1.6%
      6,000                  Banco Commercial Portugues, Class R                                                 170,477
      1,625                  Banco Espirito Santo e Comercial de Lisboa                                           48,829
      5,000                  Banco Espirito Santo e Comercial de Lisboa                                          150,244
      18,000                 Banco Pinto & Sotto Mayor                                                           447,075
                                Total                                                                            816,625
Construction & Housing--0.3%
      4,000                  (a)Brisa Auto Estradas de Portugal                                                  171,181
Insurance--0.5%
      9,600                  Compania de Seguros Tranquilidade                                                   260,022
Telecommunications--0.8%
      8,300                  Portugal Telecom SA                                                                 440,179
                                Total Portugal                                                                 1,688,007
Spain--5.7%
Banking--1.5%
      5,020                  Banco Pastor SA                                                                     283,163
      20,000                 Banco Santander                                                                     511,901
                                Total                                                                            795,064
Financial Services--0.9%
      30,000                 Corp Fin Reunida                                                                    452,886
Real Estate--0.9%
      35,000                 Inmobiliaria Urbis                                                                  488,425
Telecommunications--2.4%
      27,704                 Telefonica SA                                                                     1,280,870
                                Total Spain                                                                    3,017,245
Sweden--7.4%
Aerospace & Military Technology--0.6%
      12,500                 Celsius Industries Corp., Class B                                                   291,499
Business & Public Services--0.5%
      7,600                  WM-Data AB                                                                          263,942


                    Federated International Equity Fund II

        Shares                                                                                                Value
Common Stocks--continued
Sweden--continued
Media--0.7%
      30,000                 (a)Modern Times Group, Class B                                                  $   391,174
Multi-Industry--2.2%
      35,300                 Kinnevik AB, Class B                                                              1,148,489
Real Estate--1.5%
      66,600                 (a)Castellum AB                                                                     784,905
Telecommunications--1.9%
      10,850                 (a)Europolitan Holdings AB                                                          761,785
      7,000                  (a)NetCom Systems AB, Class B                                                       268,117
                                Total                                                                          1,029,902
                                Total Sweden                                                                   3,909,911
Switzerland--9.4%
Banking--3.4%
      120                    Baer Holdings AG                                                                    376,015
      2,500                  Credit Suisse Group                                                                 557,188
      2,350                  UBS AG                                                                              875,256
                                Total                                                                          1,808,459
Data Processing & Reproduction--1.1%
      6,000                  (a)Gretag Imaging Group                                                             576,504
Food & Household Products--0.8%
      200                    Nestle SA                                                                           428,713
Food Processing--2.2%
      3,000                  (a)Barry Callebaut AG                                                               647,824
      10                     Lindt & Spruengli AG                                                                260,847
      10                     Lindt & Spruengli AG, Class B                                                       264,148
                                Total                                                                          1,172,819
Health & Personal Care--0.7%
      265                    Stratec Holding AG                                                                  372,746
Insurance--0.4%
      315                    Zurich Versicherungsgesellschaft                                                    201,360
Manufacturing--0.5%
      12,400                 (a)Mettler Toledo International, Inc., ADR                                          248,775
Transportation - Airlines--0.3%
      500                    (a)Sairgroup                                                                        164,763
                                Total Switzerland                                                              4,974,139


       Shares                                                                                                  Value
Common Stocks--continued
United Kingdom--17.3%
Aerospace & Military Technology--0.3%
      60,000                 British Regional Air Lines                                                      $   165,300
Banking--0.4%
      20,000                 Bank of Scotland, Edinburgh                                                         224,074
Broadcasting & Publishing--1.0%
      30,000                 Pearson                                                                             549,999
Business & Public Services--1.3%
      22,000                 (a)ECsoft Group PLC, ADR                                                            712,250
Electronic Components, Instruments--3.6%
      7,380                  (a) ARM Holdings PLC, ADR                                                           452,025
      6,820                  Computacenter                                                                        85,747
      42,950                 (a) IT Net                                                                          309,803
      192,000                PIC International Group PLC                                                         724,516
      19,000                 Parity PLC                                                                          248,798
                                Total                                                                          1,820,889
Leisure & Tourism--1.5%
      58,000                 Airtours PLC                                                                        434,823
      116,250                (a) Thomson Travel Group plc                                                        362,972
                                Total                                                                            797,795
Manufacturing--0.6%
      18,200                 Bespak PLC                                                                          306,924
Pharmaceuticals--0.7%
      14,500                 (a)ICON plc, ADR                                                                    366,125
Telecommunications--7.3%
      147,500                (a)Cable & Wireless Communications PLC                                            1,494,924
      70,000                 (a)Energis PLC                                                                    1,066,614
      100,000                (a)Orange PLC                                                                     1,060,259
      45,000                 Racal Electronic PLC                                                                255,088
                                Total                                                                          3,876,885
 Utilities - Electrical & Gas--0.6%
      43,350                 National Grid Co. PLC                                                               292,421
                                Total United Kingdom                                                           9,112,662
                                Total Common Stocks (identified cost $39,010,534)                             48,917,212



     Shares or
     Principal
      Amount                                                                                                     Value
Corporate Bonds--0.0%
United Kingdom--0.0%
Utilities - Electrical & Gas--0.0%
      11,000                 National Grid Group PLC, 4.25%, 2/17/2008                                       $    20,961
                                Total Corporate Bonds (identified cost $17,852)                                   20,961
Preferred Stocks--2.6%
Austria--1.3%
Banking--1.3%
      8,700                  Bank Austria AG                                                                     706,971
Germany--0.4%
Broadcasting & Publishing--0.4%
      4,120                  Pro Sieben Media AG, Preference                                                     213,602
Portugal--0.9%
Multi-Industry--0.9%
      35,380                 Lusomundo Sociedade Gestora de Participacoes Sociais SA, Pfd.                       466,878
                                Total Preferred Stocks (identified cost $1,021,706)                            1,387,451
(b)Repurchase Agreement-6.0%
      3,185,000              BT Securities Corp., 5.87%, dated 6/30/1998, due 7/1/1998 (at amortized cost)     3,185,000
                                Total Investments (identified cost $43,235,092)(c)                           $53,510,624

 (a) Non-income producing security.
 (b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.
 (c) The cost of investments for federal tax purposes amounts to $43,235,092. The net unrealized appreciation of investments on a federal tax basis amounts to $10,275,532 which is comprised of $10,903,660 appreciation and $628,128 depreciation at June 30, 1998.

Note: The categories of investments are shown as a percentage of net assets ($52,823,724) at June 30, 1998. The following acronyms are used throughout this portfolio:

ADR  --American Depository Receipt
AG   --Aktiengsellschaft
GDR  --Global Depository Receipt
PLC  --Public Limited Company
SA   --Support Agreement
SPA  --Standby Purchase Agreement

(See Notes which are an integral part of the Financial Statements)




                      STATEMENT OF ASSETS AND LIABILITIES

                     Federated International Equity Fund II

                           June 30, 1998 (unaudited)

Assets:
Total investments in securities, at value (identified cost $43,235,092)                                     $53,510,624
Cash denominated in foreign currencies (identified cost $93,572)                                                 93,215
Income receivable                                                                                               132,950
Receivable for investments sold                                                                               1,233,845
Receivable for shares sold                                                                                       93,298
Deferred organizational costs                                                                                     7,844
 Total assets                                                                                                55,071,776
Liabilities:
Payable for investments purchased                                                      $ 1,875,461
Payable to Bank                                                                            331,943
Payable for taxes withheld                                                                   8,011
Accrued expenses                                                                            32,637
 Total liabilities                                                                                            2,248,052
Net Assets for 3,311,290 shares outstanding                                                                 $52,823,724
Net Assets Consist of:
Paid in capital $38,550,221 Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency 10,296,413 Accumulated net realized gain on investments and foreign currency transactions 3,739,620
Undistributed net investment income 237,470
 Total Net Assets                                                                                           $52,823,724
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$52,823,724 / 3,311,290 shares outstanding                                                                       $15.95


(See Notes which are an integral part of the Financial Statements)


                            STATEMENT OF OPERATIONS

                     Federated International Equity Fund II

                   Six Months Ended June 30, 1998 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $73,657)                                             $   470,828
Interest                                                                                              48,975
 Total income                                                                                        519,803
Expenses:
Investment advisory fee                                                     $   224,869
Administrative personnel and services fee                                        61,987
Custodian fees                                                                   31,203
Transfer and dividend disbursing agent fees and expenses                         10,494
Trustees' fees                                                                      724
Auditing fees                                                                     6,455
Legal fees                                                                        1,747
Portfolio accounting fees                                                        30,113
Share registration costs                                                          3,650
Printing and postage                                                             21,043
Insurance premiums                                                                1,267
Miscellaneous                                                                     4,179
 Total expenses                                                                 397,731
 Waiver of investment advisory fee                                                               $  (115,398)
   Net expenses                                                                                      282,333
     Net investment income                                                                           237,470
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain on investments and foreign currency transactions                                 3,739,508
Net change in unrealized appreciation of investments and
translation of assets and liabilities in foreign currency                                          7,127,787
 Net realized and unrealized gain on investments and foreign currency                             10,867,295
   Change in net assets resulting from operations                                                $11,104,765

(See Notes which are an integral part of the Financial Statements)


                       STATEMENT OF CHANGES IN NET ASSETS

                     Federated International Equity Fund II

                                                                                            Six Months
                                                                                              Ended        Year Ended
                                                                                           (unaudited)    December 31,
                                                                                          June 30, 1998       1997
Increase (Decrease) in Net Assets:
Operations--
Net investment income                                                                       $   237,470    $   211,702
Net realized gain (loss) on investments and foreign currency transactions
($3,739,508 and $225,019, respectively, as computed for federal tax purposes)                 3,739,508        (37,491)
Net change in unrealized appreciation of investments and
translation of assets and liabilities in foreign currency                                     7,127,787      2,044,058
 Change in net assets resulting from operations                                              11,104,765      2,218,269
Distributions to Shareholders--
Distributions from net investment income                                                             --        (25,486)
Distributions from net realized gains on investments and foreign currency transactions          (52,079)            --
   Change in net assets resulting from distributions to shareholders                            (52,079)       (25,486)
Share Transactions--
Proceeds from sale of shares                                                                  7,703,578     18,823,244
Net asset value of shares issued to shareholders in payment of distributions declared            52,079         25,486
Cost of shares redeemed                                                                      (2,559,576)    (2,218,272)
 Change in net assets resulting from share transactions                                       5,196,081     16,630,458
   Change in net assets                                                                      16,248,767     18,823,241
Net Assets:
Beginning of period                                                                          36,574,957     17,751,716
End of period (including undistributed net investment
income of $237,470 and $0, respectively)                                                    $52,823,724    $36,574,957

(See Notes which are an integral part of the Financial Statements)




                              FINANCIAL HIGHLIGHTS

                     Federated International Equity Fund II

(For a share outstanding throughout each period)


                                                                                Six Months
                                                                                   Ended
                                                                                (unaudited)
                                                                                 June 30,        Year Ended December 31,
                                                                                   1998        1997      1996      1995(a)
Net asset value, beginning of period                                               $ 12.27   $ 11.16   $ 10.35   $  10.00
Income from investment operations
 Net investment income                                                                0.07      0.07    0.11**       0.07
 Net realized and unrealized gain (loss) on investments and foreign currency          3.63      1.05      0.75       0.28
 Total from investment operations                                                     3.70      1.12      0.86       0.35
Less distributions
 Distributions from net investment income                                               --     (0.01)    (0.05)        --
Distributions from net realized gain on investments
and foreign currency transactions                                                    (0.02)       --        --         --
 Total distributions                                                                 (0.02)    (0.01)    (0.05)        --
Net asset value, end of period                                                     $ 15.95   $ 12.27   $ 11.16   $  10.35
Total return (b)                                                                     30.06%    10.08%     8.32%      3.50%
Ratios to average net assets
 Expenses                                                                           1.26%*      1.23%     1.25%    1.22%*
 Net investment income                                                              1.06%*      0.76%     0.89%    1.63%*
 Expense waiver/reimbursement (c)                                                   0.51%*      0.98%     3.05%   11.42%*
Supplemental data
 Net assets, end of period (000 omitted)                                           $52,824   $36,575   $17,752   $  4,760
 Average commission rate paid (d)                                                  $0.0304   $0.0068   $0.0030         --
 Portfolio turnover                                                                    112%      179%      103%        34%

   * Computed on an annualized basis.

  ** Per share information presented is based upon the monthly average number of shares outstanding.

 (a) Reflects operations for the period from May 5, 1995 (date of initial public investment) to December 31, 1995.
 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
 (d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.

(See Notes which are an integral part of the Financial Statements)


                         NOTES TO FINANCIAL STATEMENTS

                     Federated International Equity Fund II

                           June 30, 1998 (unaudited)

Organization

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated International Equity Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to obtain a total return on its assets.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. Dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

However, federal taxes may be imposed on the Fund upon the disposition of certain investment companies. Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.





                    Federated International Equity Fund II


When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Contracts to purchase are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counter-parts to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs; currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other
Investment transactions are accounted for on the trade date.

Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).



                    Federated International Equity Fund II

Transactions in shares were as follows:
                                                                      Six Months Ended       Year Ended
                                                                        June 30, 1998    December 31, 1997
Shares sold                                                                    507,183           1,577,537
Shares issued to shareholders in payment of distributions declared               3,498               2,349
Shares redeemed                                                               (180,241)           (189,323)
 Net change resulting from share transactions                                  330,440           1,390,563

Investment Advisory Fee and Other Transactions with Affiliates
Investment Advisory Fee

Federated Global Research Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 1.00% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

Fserv maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Organizational Expenses

Organizational expenses of $15,465 were borne initially by the Adviser. The Fund has agreed to reimburse the Adviser for these expenses. These expenses have been deferred and are being amortized over the five-year period following the Fund's effective date. For the period ended June 30, 1998, the Fund paid $2,208 pursuant to this agreement.

General
Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Concentration of Credit Risk

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

Year 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Investment Transactions
Purchases and sales of investments, excluding short-term securities, for the period ended June 30, 1998, were as follows:

Purchases                                                 $52,068,634
Sales                                                     $48,214,002


                                    TRUSTEES

                                John F. Donahue
                                Thomas G. Bigley
                              John T. Conroy, Jr.
                            Nicholas P. Constantakis
                              William J. Copeland
                             J. Christopher Donahue
                              James E. Dowd, Esq.
                            Lawrence D. Ellis, M.D.
                         Edward L. Flaherty, Jr., Esq.
                                Peter E. Madden
                       John E. Murray, Jr., J.D., S.J.D.
                                Wesley W. Posvar
                               Marjorie P. Smuts

                                    OFFICERS

                                John F. Donahue
                                    Chairman

                             J. Christopher Donahue
                                   President

                               Edward C. Gonzales
                            Executive Vice President

                               John W. McGonigle
                      Executive Vice President, Treasurer,

                                 and Secretary

                               Richard B. Fisher
                                 Vice President

                               Matthew S. Hardin
                                    Assistant Secretary


Variable funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.



[LOGO OF FEDERATED INVESTORS]

Federated
International
Equity Fund II

Federated Insurance Series

Semi-Annual Report
to Shareholder
June 30, 1998


Federated Securities Corp., Distributor

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

1-800-341-7400

www.federatedinvestors.com


Cusip 313916603
G00433-06 (8/98)                        [recycled logo]







                              PRESIDENT'S MESSAGE

Dear Shareholder:

I'm pleased to present your Semi-Annual Report to Shareholders for Federated Prime Money Fund II, a portfolio of Federated Insurance Series.

The Report covers the six-month reporting period from January 1, 1998 through June 30, 1998. It begins with an investment review by the fund's portfolio manager, which is followed by a complete listing of the fund's holdings and its financial statements.

This high-quality money market fund keeps your ready cash pursuing daily income while keeping your principal stable.* And, you have convenient, daily access to your money.

To help provide a competitive daily yield, the fund invests in a diversified portfolio of high-quality money market securities. At the end of the six-month reporting period, the portfolio was invested in repurchase agreements (32.5%), commercial paper (29.3%), variable rate notes (20.0%), short-term notes (9.7%), and certificates of deposit (8.4%).

During the six-month reporting period, the fund paid a total of $0.02 per share in dividends to shareholders while maintaining a stable $1.00 share price. On June 30, 1998, net assets reached $78.3 million.

Thank you for choosing Federated Prime Money Fund II to put your cash to work pursuing income every day. We'll continue to keep you up to date on your investment, and we welcome your comments and suggestions.

Sincerely,

/s/J. Christopher Donahue

J. Christopher Donahue
President
August 15, 1998

* Although money market funds seek to maintain a share value of $1.00, there is no guarantee that they will do so. An investment in the fund is neither insured nor guaranteed by the U.S. government.


                               INVESTMENT REVIEW

Federated Prime Money Fund II (the "Fund") invests in money market instruments maturing in 397 days or less. The average maturity of these securities, computed on a dollar weighted basis, is restricted to 90 days or less. Portfolio securities must be rated in one of the two highest short-term rating categories by one or more of the nationally recognized statistical rating organizations or be of comparable quality to securities having such ratings. Typical security types include, but are not limited to, commercial paper, certificates of deposit, time deposits, variable rate instruments and repurchase agreements.

During the first half of 1998, inflation remained subdued although inflationary pressures were building. The strength in domestic consumer spending and housing was offset by the turbulence in many Asian economies and a domestic inventory overhang as imports to the U.S. exceeded exports. Monetary policy remained on hold throughout the first half of 1998 due to the continued problems in Asia, despite strong domestic economic growth. Nevertheless, the Federal Reserve Board (the "Fed") maintained a bias toward tightening due to strong domestic growth, tight labor markets and rapidly rising labor costs. The dampening inflationary effects of the emerging markets and domestic inventory adjustments could prove to be temporary and inflationary pressures could rise.

Market interest rates should remain in a narrow trading range throughout the second half of 1998. The 30-day commercial paper rate began 1998 at a high of 5.56% and traded as low as 5.43% on January 22, 1998. Thirty-day commercial paper has traded around the federal funds target rate of 5.50% throughout the first half of 1998. Ninety-day commercial paper rates have also traded within this range as the yield curve remains extremely flat.

The target average maturity range for the Fund remained in the 35-45 day target range for the entire period, reflecting a neutral position regarding Fed policy. In structuring the Fund, there is continued emphasis placed on positioning 30-35% of the Fund's core assets in variable rate demand notes and accomplishing a modest barbell structure.

During the six months ended June 30, 1998, the net assets of the Fund increased from $59.7 to $78.3 million while the 7-day net yield decreased from 5.10% to 4.94%.* The effective average maturity of the Fund on June 30, was 44 days.

* Performance quoted represents past performance and is not indicative of future results. Yield will vary. Yields quoted for money market funds most closely reflect the fund's current earnings. Performance information does not reflect the charges and expenses of a variable annuity or variable life insurance contract.


                            PORTFOLIO OF INVESTMENTS

                         Federated Prime Money Fund II

                           June 30, 1998 (unaudited)

                                    Principal
                                                          Amount                                         Value
                     Short-Term Notes--9.7%
Banking--1.3%
    $1,000,000       SALTS II Cayman Islands Corp., (Guaranteed by Bankers Trust International, PLC),
                     5.737%, 6/17/1999                                                                $ 1,000,000
Brokerage--1.3%
    1,000,000        Goldman Sachs & Co., 5.600%, 7/27/1998                                             1,000,000
                     Finance - Automotive--0.7%
    500,000          Chase Manhattan Auto Owner Trust 1998-C, Class A1, 5.588%, 7/9/1999                  499,944
    52,176           Ford Credit Auto Owner Trust 1997-B, Class A-1, 5.748%, 10/15/1998                    52,176
    Total                                                                                                 552,120
                     Finance - Commercial--3.8%
    2,000,000        CIT Group Holdings, Inc., 6.125% - 6.500%, 7/13/1998 - 9/1/1998                    2,000,584
    1,000,000        (b) Triangle Funding Ltd., 5.656%, 11/16/1998                                      1,000,000
                     Total                                                                              3,000,584
                     Finance - Equipment--0.4%
    274,719          Caterpillar Financial Asset Trust 1997-B, Class A-1, 5.805%, 11/25/1998              274,719
                     Finance - Retail--0.6%
    500,000          Associates Corp. of North America, 8.800%, 8/1/1998                                  501,158
Insurance--1.0%
    295,306          Arcadia Automobile Receivables Trust 1998-A, Class A-1, (Guaranteed by FSA),
                     5.628%, 3/15/1999                                                                    295,306
    500,000          WFS Financial 1998-B Owner Trust, Class A-1, (Guaranteed by FSA), 5.658%,
                     7/20/1999                                                                            500,000
    Total                                                                                                 795,306
                     Recreation--0.6%
    500,000          GreenTree Recreational, Equipment & Consumer Trust 1998-B, Class A-1, 5.668%,
                     7/15/1999                                                                            500,000
                     Total Short-Term Notes                                                             7,623,887
                     Certificate of Deposit--8.4%
Banking--8.4%
    1,000,000        Bankers Trust Co., New York, 6.000%, 9/9/1998                                        999,908
    3,600,000        Societe Generale, Paris, 5.610% - 5.870%, 8/6/1998 - 4/27/1999                     3,599,275
    2,000,000        Svenska Handelsbanken, Stockholm, 5.755%, 4/6/1999                                 1,999,342
          Total Certificates of Deposit                                                                 6,598,525
                     Commercial Paper--29.3%
Banking--10.1%
    $3,000,000       Commonwealth Bank of Australia, Sydney, 5.490%, 11/12/1998                                $2,938,695
    1,000,000        Cregem North America, Inc., (Guaranteed by Credit Communal de Belgique, Brussles),
                     5.500%, 11/9/1998                                                                            979,986
    3,000,000        Gotham Funding Corp., 5.680%, 7/15/1998                                                    2,993,373
    1,000,000        Svenska Handelsbanken, Inc., (Guaranteed by Svenska Handelsbanken, Stockholm),
                         5.520%, 11/6/1998                                                                    980,373
    Total                                                                                                       7,892,427
Brokerage--1.3%
    1,000,000        Credit Suisse First Boston, Inc., 5.510%, 9/17/1998                                          988,062
Chemicals--1.1%
    895,000          IMC Global, Inc., 5.710%, 7/22/1998                                                          892,019
                     Finance - Automotive--2.5%
    2,000,000        Chrysler Financial Corp., 5.540%, 8/19/1998                                                1,984,919
                     Finance - Commercial--6.4%
    2,000,000        Greenwich Funding Corp., 5.520%, 9/8/1998                                                  1,978,840
    2,000,000        Sheffield Receivables Corp., 5.540%, 7/1/1998                                              2,000,000
    1,000,000        Sheffield Receivables Corp., 5.525%, 8/25/1998                                               991,559
    Total                                                                                                       4,970,399
                     Finance - Equipment--0.9%
      700,000                Comdisco, Inc., 5.720%, 7/28/1998                                                               696,997
                             Forest Products--0.3%
      250,000                Temple-Inland, Inc., 6.150%, 7/9/1998                                                           249,658
                             Industrial Products--0.9%
      700,000                Praxair, Inc., 5.650%, 7/27/1998                                                                697,144
Insurance--3.8%
      2,000,000              CXC, Inc., 5.480%, 7/10/1998                                                                  1,997,260
      1,000,000              Marsh & McLennan Cos., Inc., 5.400%, 12/14/1998                                                 975,100
          Total                                                                                                            2,972,360
                             Oil & Oil Finance--1.0%
      800,000                Occidental Petroleum Corp., 5.680% - 5.700%, 7/6/1998 - 7/30/1998                               798,610
Retail--1.0%
      800,000                Safeway, Inc., 5.670% - 5.720%, 7/10/1998 - 9/29/1998                                           797,003
          Total Commercial Paper                                                                                          22,939,598
         Principal
          Amount                                                                                                            Value
                             (a)Notes - Variable--20.0%
Banking--15.2%
      $160,000               Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Amsouth Bank N.A.,
                             Birmingham LOC), 5.750%, 7/1/1998                                                              $160,000
      1,000,000              Bankers Trust Co., New York, 5.770%, 7/1/1998                                                   999,368
      6,000                  Capital One Funding Corp., Series 1995-A, (Bank One, Indianapolis, N.A. LOC), 5.630%,             6,000
                             7/2/1998
      180,000                Denver Urban Renewal Authority, (Series 1992-B), (Banque Paribas, Paris LOC),
                             5.770%, 7/2/1998                                                                                180,000
      400,000                Edgefield County, SC, Series 1997 (Bondex Inc Project), (Marine Midland Bank N.A.,
                             Buffalo, NY LOC), 5.687%, 7/2/1998                                                              400,000
      185,000                Franklin County, OH, Edison Wielding, Series 1995, (Huntington National Bank, Columbus,
                             OH LOC), 5.780%, 7/2/1998                                                                       185,000
      1,000,000              Kenny, Donald R. and Cheryl A., Series 1996-C, (Star Bank, NA, Cincinnati LOC),
                             5.710%, 7/2/1998                                                                              1,000,000
      400,000                La-Man Corp., (SouthTrust Bank of Alabama, Birmingham LOC), 5.740%, 7/3/1998                    400,000
      1,725,012              (b)Liquid Asset Backed Securities Trust, Series 1997-1, (Westdeutsche Landesbank
                             Girozentrale Swap Agreement), 5.656%, 7/15/1998                                               1,725,012
      1,000,000              Long Lane Master Trust III, Series 1997-C, 5.749%, 8/3/1998                                   1,000,000
      700,000                Lynn Haven, FL, Merrick Industries Inc. Project, Taxable Revenue Bond (Series 1998-B),
                             (Bank One, Ohio, N.A. LOC), 5.860%, 7/2/1998                                                    700,000
      565,000                Madison, WI Community Development Authority, Series 1997-B Hamilton Point Apts.,
                             (Bank One, Wisconsin, N.A. LOC), 5.760%, 7/2/1998                                               565,000
      238,000                Maryland State IDFA, Human Genome, Series1994, (First National Bank of Maryland,
                             Baltimore LOC), 5.640%, 7/6/1998                                                                238,000
      275,000                Mississippi Business Finance Corp., Metalloy Project, (Comerica Bank, Detroit, MI LOC),
                             5.560%, 7/2/1998                                                                                275,000
    1,000,000                Portage, IN, American Iron Oxide Co. Project (Series 1998-B), (Bank of Tokyo-Mitsubishi Ltd.
                             LOC), 5.925%, 7/2/1998                                                                        1,000,000
               645,468  (b) Rabobank Optional Redemption Trust, Series 1997-101, 5.687%, 7/15/1998                           645,468
               370,000  Roby Company Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC),
      5.660%, 7/2/1998  370,000
               135,000 Southeast Regional Holdings, LLC, Series 1995-A,
      (Columbus Bank and Trust Co., GA LOC), 5.890%, 7/2/1998 135,000
             1,750,000 Trap Rock Industries, Inc., Series 1997, (Corestates Bank
      N.A., Philadelphia, PA LOC), 5.750%, 7/1/1998 1,750,000
               191,000 Vista Funding Corp., Series 1994-A, (Fifth Third Bank of
      Northwestern OH LOC), 5.660%, 7/2/1998 191,000
                        (a)Notes-Variable--continued
       Insurance--4.8%
    $        1,000,000  General American Life Insurance Co., 5.860%, 7/21/1998                                    $ 1,000,000
             1,000,000  Jackson National Life Insurance Co., 5.758%, 7/25/1998                                      1,000,000
               710,975  (b) Liquid Asset Backed Securities Trust, Series 1997-3 Senior Notes, (Guaranteed by AMBAC),
                        5.658%, 9/28/1998                                                                             710,975
             1,000,000  Travelers Insurance Company, 5.665%, 7/1/1998                                               1,000,000
Total                                                                                                               3,710,975
Total Notes-Variable                                                                                               15,635,823
                        (c)Repurchase Agreements--32.5%
             4,000,000  Fuji Government Securities, Inc., 5.880%, dated 6/30/1998, due 7/1/1998                     4,000,000
             4,000,000  Goldman Sachs Group, LP, 6.250%, dated 6/30/1998, due 7/1/1998                              4,000,000
             4,000,000  Morgan Stanley Group, Inc., 6.250%, dated 6/30/1998, due 7/1/1998                           4,000,000
             4,000,000  PaineWebber Group, Inc., 5.870%, dated 6/30/1998, due 7/1/1998                              4,000,000
             4,000,000  Salomon Brothers, Inc., 6.250%, dated 6/30/1998, due 7/1/1998                               4,000,000
             4,000,000  Societe Generale Securities Corp., 6.000%, dated 6/30/1998, due 7/1/1998                    4,000,000
             1,400,000  UBS Securities, Inc., 6.050%, dated 6/30/1998, due 7/1/1998                                 1,400,000
Total Repurchase Agreements                                                                                        25,400,000
Total Investments (at amortized cost)(d)                                                                          $78,197,833

(a) Floating rate note with current rate and next reset date shown. (b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At June 30, 1998, these securities amounted to $4,081,455 which represents 5.2% of net assets.
(c) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.
(d) Also represents cost for federal tax purposes.
Note: The categories of investments are shown as a percentage of net assets
      ($78,267,173) at June 30, 1998.

The following acronyms are used throughout this portfolio:

AMBAC --American Municipal Bond Assurance Corporation FSA -- Federal Security Assurance IDA -- Industrial Development Authority IDFA - -Industrial Development Finance Authority LLC -- Limited Liability Corporation LOC -- Letter of Credit LP -- Limited Partnership PLC -- Public Limited Company

(See Notes which are an integral part of the Financial Statements)

                      STATEMENT OF ASSETS AND LIABILITIES

                         Federated Prime Money Fund II

                           June 30, 1998 (unaudited)

                               Assets
Investments in repurchase agreements                                  $25,400,000
Investments in securities                                              52,797,833
Total investments in securities, at amortized cost and value                           $78,197,833
Cash                                                                                        35,089
Income receivable                                                                          379,367
Prepaid expenses                                                                             3,641
 Total assets                                                                           78,615,930
Liabilities:
Income distribution payable                                               326,580
Accrued expenses                                                           22,177
 Total liabilities                                                                         348,757
Net Assets for 78,267,173 shares outstanding                                           $78,267,173
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$78,267,173 / 78,267,173 shares outstanding                                                  $1.00

(See Notes which are an integral part of the Financial Statements)


                            STATEMENT OF OPERATIONS

                         Federated Prime Money Fund II

                   Six Months Ended June 30, 1998 (unaudited)

Investment Income:
Interest                                                                $2,057,370
Expenses:
Investment advisory fee                                     $  180,118
Administrative personnel and services fee                       61,987
Custodian fees                                                   4,701
Transfer and dividend disbursing agent fees and expenses         8,688
Directors'/Trustees' fees                                        1,267
Auditing fees                                                    6,516
Legal fees                                                       2,534
Portfolio accounting fees                                       17,374
Share registration costs                                         2,534
Printing and postage                                            25,702
Insurance premiums                                               2,258
Miscellaneous                                                    3,802
 Total expenses                                                317,481
Waivers --
Waiver of investment advisory fee                              (27,707)
   Net expenses                                                            289,774
     Net investment income                                              $1,767,596

(See Notes which are an integral part of the Financial Statements)


                       STATEMENT OF CHANGES IN NET ASSETS

                         Federated Prime Money Fund II

                                                                                           Six Months
                                                                                             Ended
                                                                                          (unaudited)        Year Ended
                                                                                         June 30, 1998   December 31, 1997
Increase (Decrease) in Net Assets:
Operations--
Net investment income                                                                    $   1,767,596       $   2,970,896
Distributions to Shareholders--
Distributions from net investment income                                                    (1,767,596)         (2,970,896)
Share Transactions--
Proceeds from sale of shares                                                               146,696,237         247,591,033
Net asset value of shares issued to shareholders in payment of distributions declared        1,442,263           2,968,806
Cost of shares redeemed                                                                   (129,530,670)       (236,555,828)
 Change in net assets resulting from share transactions                                     18,607,830          14,004,011
 Change in net assets                                                                       18,607,830          14,004,011
Net Assets:
Beginning of period                                                                         59,659,343          45,655,332
End of period                                                                            $  78,267,173       $  59,659,343

(See Notes which are an integral part of the Financial Statements)


                              FINANCIAL HIGHLIGHTS

                         Federated Prime Money Fund II

(For a share outstanding throughout each period)

                                         Six Months
                                           Ended
                                        (unaudited)
                                          June 30,               Year Ended December 31,
                                              1998      1997      1996      1995      1994(a)
Net asset value, beginning of period        $  1.00   $  1.00   $  1.00   $  1.00   $   1.00
Income from investment operations
 Net investment income                         0.02      0.05      0.05      0.05       0.01
Less distributions
Distributions from net investment income      (0.02)    (0.05)    (0.05)    (0.05)     (0.01)
Net asset value, end of period              $  1.00   $  1.00   $  1.00   $  1.00   $   1.00
Total return(b)                                2.46%     4.93%     4.75%     5.20%      0.50%
Ratios to average net assets
 Expenses                                    0.80%*      0.80%     0.80%     0.80%    0.80%*
 Net investment income                       4.91%*      4.84%     4.68%     5.12%    4.26%*
 Expense waiver(c)                           0.08%*      0.20%     0.57%     2.69%   71.84%*
Supplemental data
 Net assets, end of period (000 omitted)    $78,267   $59,659   $45,655   $17,838   $    552

 * Computed on an annualized basis.
 (a) Reflects operations for the period from November 18, 1994 (date of initial public investment) to December 31, 1994. For the period from December 10, 1993 (start of business) to November 17, 1994, the Fund had no public investment.
 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(See Notes which are an integral part of the Financial Statements)


                         NOTES TO FINANCIAL STATEMENTS

                         Federated Prime Money Fund II

                           June 30, 1998 (unaudited)

Organization

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Prime Money Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on the restricted securities held at June 30, 1998 are as follows:

                                                       Acquisition  Acquisition
Security                                                   Date         Cost

Liquid Asset Backed Securities Trust, Series 1997-1      2/19/1997   $1,679,114
Liquid Asset Backed Securities Trust, Series 1997-3      6/27/1997      670,645
Rabobank Optional Redemption Trust, Series 1997-101      4/17/1997      608,093
Triangle Funding Ltd.                                    11/4/1997    1,000,000

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other
Investment transactions are accounted for on the trade date.

Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At June 30, 1998, capital paid-in aggregated $78,267,173.

Transactions in shares were as follows:
                                                                       Six Months
                                                                          Ended
                                                                       (unaudited)    Year Ended
                                                                        June 30,     December 31,
                                                                          1998           1997
Shares sold                                                            146,696,237    247,591,033
Shares issued to shareholders in payment of distributions declared       1,442,263      2,968,806
Shares redeemed                                                       (129,530,670)  (236,555,828)
 Net change resulting from share transactions                           18,607,830     14,004,011

Investment Advisory Fee and Other Transactions with Affiliates
Investment Advisory Fee

Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Organizational Expenses

Organizational expenses of $22,431 were borne initially by the Adviser. The Fund has reimbursed the Adviser for these expenses. These expenses have been deferred and are being amortized over the five-year period following the Fund's effective date. For the period ended June 30, 1998, the Fund was fully amortized.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General
Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Year 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

                                    TRUSTEES

                                John F. Donahue

                                Thomas G. Bigley

                              John T. Conroy, Jr.

                            Nicholas P. Constantakis

                              William J. Copeland

                             J. Christopher Donahue

                              James E. Dowd, Esq.

                            Lawrence D. Ellis, M.D.

                         Edward L. Flaherty, Jr., Esq.

                                Peter E. Madden

                       John E. Murray, Jr., J.D., S.J.D.

                                Wesley W. Posvar

                               Marjorie P. Smuts

                                    OFFICERS

                                John F. Donahue
                                    Chairman

                             J. Christopher Donahue
                                   President

                               Edward C. Gonzales
                            Executive Vice President

                               John W. McGonigle

                      Executive Vice President, Treasurer,

                                 and Secretary

                               Richard B. Fisher
                                 Vice President

                               Matthew S. Hardin
                              Assistant Secretary

Variable funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.


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                                        Federated
                                        Prime Money
                                        Fund II

                                        Federated Insurance Series



Federated Securities Corp., Distributor

Federated Investors, Inc.
Federated Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

1-800-341-7400

www.federatedinvestors.com

                                        Semi-Annual Report
                                        to Shareholders
                                        June 30, 1998


Cusip 313916504
G00433-05 (8/98)